UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2022

Item 1.

Reports to Stockholders

Fidelity® GNMA Fund

Annual Report

July 31, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® GNMA Fund	(6.19)%	0.73%	1.21%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® GNMA Fund on July 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg GNMA Index performed over the same period.

12,500
12,000
11,500
11,000
10,500
10,000
$9,600
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$11,274	Fidelity® GNMA Fund
$11,288	Bloomberg GNMA Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending July 31, 2022, as the Federal Reserve took increasingly aggressive action to stymie stubbornly high inflation. The Bloomberg U.S. Aggregate Bond index returned -9.12% for the period, including a return of -10.35% in the first half of 2022 before rebounding in July. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was ceasing its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation, which reached a near four-decade high. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite a second rate hike of 75 basis points in July, bonds staged a partial rally, gaining 2.44% for the month, as signs of slower economic growth suggested to some investors a nearing peak in inflation and interest rates. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -12.61%, underperforming the -8.69% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -7.73%, while U.S. Treasury Inflation-Protected Securities had a return of -3.58%.

Comments from Co-Managers Elizah McLaughlin, Cormac Cullen and Michael Maka:  For the fiscal year ending July 31, 2022, the fund returned -6.19%, lagging, net of fees the -5.63% result of the benchmark, the Bloomberg GNMA Index. In managing the fund, we remained focused on seeking competitive risk-adjusted performance commensurate with investors’ expectations of a GNMA fund. We sought to exploit market inefficiencies based on our top-down research on the global economy, government policy, and supply and demand in the market. We also tried to find mispriced securities by relying on proprietary models to forecast the timing of cash flows. Our duration (interest rate) positioning was the key detractor from fund performance versus the benchmark this reporting period. We had slightly more rate sensitivity, as measured by the portfolio’s longer duration, than the benchmark. This caused the fund to decline more than the benchmark as interest rates rose. To a lesser degree, we lost ground owning mortgage securities backed by Fannie Mae and Freddie Mac. These securities lagged GNMAs from February through April, although they regained much of what they gave up on a relative basis by period end. Conversely, we added some value through security selection among 30-year GNMA securities, particularly through an overweighting in securities with 4% coupons and higher. These higher-coupon securities produced better-than-average total returns.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of July 31, 2022

% of fund's investments
0.01 - 0.99%	0.0
1 - 1.99%	1.7
2 - 2.99%	33.7
3 - 3.99%	22.8
4 - 4.99%	7.6
5 - 5.99%	3.9
6 - 6.99%	0.6
7 - 7.99%	0.1
8% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of July 31, 2022*,**
Mortgage Securities	114.2%
CMOs and Other Mortgage Related Securities	12.0%
Short-Term Investments and Net Other Assets (Liabilities)***	(26.2)%

 * Futures and Swaps - 6.9%

 ** GNMA Securities - 105.9%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments July 31, 2022

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bonds 3.25% 5/15/42	4,300	4,305
U.S. Treasury Notes 1.125% 8/31/28 (a)(b)(c)	4,812	4,378
		8,683
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,138)		8,683

U.S. Government Agency - Mortgage Securities - 113.9%
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.460% 1.855% 1/1/35 (d)(e)	37	38
12 month U.S. LIBOR + 1.480% 2.878% 7/1/34 (d)(e)	11	11
12 month U.S. LIBOR + 1.530% 1.94% 3/1/36 (d)(e)	40	40
12 month U.S. LIBOR + 1.620% 1.962% 5/1/35 (d)(e)	84	85
12 month U.S. LIBOR + 1.620% 2.245% 3/1/33 (d)(e)	48	48
12 month U.S. LIBOR + 1.630% 2.531% 11/1/36 (d)(e)	46	47
12 month U.S. LIBOR + 1.640% 2.089% 6/1/47 (d)(e)	54	55
12 month U.S. LIBOR + 1.710% 1.926% 8/1/35 (d)(e)	108	110
12 month U.S. LIBOR + 1.890% 3.084% 8/1/35 (d)(e)	84	86
6 month U.S. LIBOR + 1.510% 2.485% 2/1/33 (d)(e)	8	8
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (d)(e)	13	13
6 month U.S. LIBOR + 1.530% 1.834% 3/1/35 (d)(e)	23	23
6 month U.S. LIBOR + 1.550% 1.948% 9/1/33 (d)(e)	149	153
6 month U.S. LIBOR + 1.550% 2.002% 10/1/33 (d)(e)	7	7
6 month U.S. LIBOR + 1.560% 2.138% 7/1/35 (d)(e)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.485% 7/1/36 (d)(e)	43	44
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (d)(e)	18	19
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.026% 9/1/34 (d)(e)	28	29
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.089% 7/1/34 (d)(e)	204	211
2.5% 2/1/52	3,305	3,090
3% 2/1/33 to 3/1/33	2,201	2,199
3.5% 1/1/52 to 3/1/52	2,031	2,014
8.5% 12/1/27	13	14
9.5% 9/1/30	8	9
		8,364
Freddie Mac - 0.9%
12 month U.S. LIBOR + 1.600% 3.85% 7/1/35 (d)(e)	44	45
12 month U.S. LIBOR + 1.860% 2.11% 8/1/34 (d)(e)	47	48
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (d)(e)	52	53
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (d)(e)	243	249
12 month U.S. LIBOR + 2.030% 2.158% 3/1/33 (d)(e)	1	1
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (d)(e)	3	3
6 month U.S. LIBOR + 1.880% 2.424% 10/1/36 (d)(e)	165	168
6 month U.S. LIBOR + 1.990% 2.666% 10/1/35 (d)(e)	68	69
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.883% 6/1/33 (d)(e)	113	116
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.339% 12/1/35 (d)(e)	536	553
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.232% 6/1/33 (d)(e)	197	202
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.926% 3/1/35 (d)(e)	393	406
2.5% 1/1/52	2,665	2,492
3% 2/1/34 to 4/1/34	5,849	5,837
3.5% 9/1/51 to 3/1/52	16,755	16,681
		26,923
Ginnie Mae - 105.6%
3% 5/15/27 to 10/20/51	424,247	416,699
3.5% 9/15/26 to 11/20/50 (a)(b)	334,850	336,945
3.7% 10/15/42	4,548	4,601
4% 5/15/44	892	908
4.5% 7/15/33 to 10/20/41	64,039	67,037
4.75% 7/15/40	369	390
4.875% 9/15/39 to 12/15/39	3,324	3,518
5.09% 4/15/36 to 11/15/36	3,212	3,395
5.15% 2/15/36 to 4/15/36	152	161
5.2% 7/15/36	52	55
5.25% 4/15/36 to 4/15/37	182	193
5.39% 5/15/36	47	50
5.45% 2/15/37	439	471
5.5% 7/20/24 to 2/20/42	4,466	4,796
5.6% 11/15/36	141	152
5.85% 1/15/37	56	61
6.45% 1/15/32 to 8/15/32	114	122
6.5% 7/15/23 to 1/15/39	3,234	3,533
7% to 7% 9/15/22 to 9/20/34	7,214	7,789
7.25% 9/15/27	24	25
7.5% to 7.5% 8/15/22 to 8/20/32	2,560	2,765
8% 9/15/22 to 9/15/31	664	713
8.5% 9/15/30 to 2/15/31	114	127
9% 9/15/23 to 5/15/30	4	4
2% 1/20/51	108,356	100,305
2% 8/1/52 (f)	8,250	7,584
2% 8/1/52 (f)	34,050	31,299
2% 8/1/52 (f)	20,950	19,258
2% 8/1/52 (f)	297,400	273,376
2% 8/1/52 (f)	89,150	81,948
2% 8/1/52 (f)	112,200	103,136
2% 8/1/52 (f)	41,450	38,102
2% 9/1/52 (f)	53,100	48,779
2% 9/1/52 (f)	53,250	48,917
2% 9/1/52 (f)	51,100	46,942
2% 9/1/52 (f)	51,100	46,942
2% 9/1/52 (f)	175,700	161,404
2.25% 5/20/50	2,196	2,040
2.375% 5/20/50	1,413	1,323
2.5% 3/15/28 to 12/20/51	344,599	328,479
2.5% 8/1/52 (f)	77,750	73,624
2.5% 8/1/52 (f)	45,700	43,275
2.5% 8/1/52 (f)	27,750	26,277
2.5% 8/1/52 (f)	18,050	17,092
2.5% 8/1/52 (f)	93,550	88,586
2.5% 8/1/52 (f)	92,050	87,165
2.5% 9/1/52 (f)	9,150	8,658
2.5% 9/1/52 (f)	93,550	88,524
2.625% 5/20/50	4,436	4,220
2.75% 5/20/50	2,003	1,920
3% 8/1/52 (f)	28,350	27,606
3% 8/1/52 (f)	17,250	16,797
3% 8/1/52 (f)	13,150	12,805
3% 8/1/52 (f)	37,000	36,029
3% 9/1/52 (f)	15,375	14,957
3.25% 2/20/41 to 7/20/46	1,413	1,394
3.375% 5/20/50	525	522
3.74% 7/20/42 to 8/20/42	404	411
3.75% 10/20/41 to 7/20/47	18,686	18,942
4% 2/20/33 to 1/20/50	198,666	203,154
4.25% 1/20/46	302	311
4.5% 8/1/52 (f)	14,700	14,979
5% 6/20/29 to 7/20/48	49,324	52,016
5.35% 4/20/29 to 12/20/30	4,656	4,822
5.75% 9/20/39 to 9/20/40	7,373	8,048
6% to 6% 12/15/23 to 3/15/39	6,810	7,334
7.395% 6/20/25 to 2/20/27	139	147
		3,053,959
Uniform Mortgage Backed Securities - 7.1%
2% 8/1/52 (f)	51,800	46,634
2.5% 8/1/52 (f)	27,200	25,345
2.5% 8/1/52 (f)	21,700	20,220
3% 8/1/52 (f)	17,350	16,708
3% 8/1/52 (f)	15,550	14,974
3% 8/1/52 (f)	15,100	14,541
3% 9/1/52 (f)	19,600	18,854
3.5% 8/1/52 (f)	2,375	2,351
3.5% 9/1/52 (f)	1,200	1,185
4% 8/1/52 (f)	700	704
4% 8/1/52 (f)	1,800	1,809
4% 8/1/52 (f)	1,850	1,859
4% 8/1/52 (f)	650	653
4% 9/1/52 (f)	2,800	2,810
5.5% 8/1/52 (f)	20,000	20,726
5.5% 9/1/52 (f)	7,450	7,683
5.5% 9/1/52 (f)	3,700	3,816
5.5% 9/1/52 (f)	3,700	3,816
		204,688
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,284,167)		3,293,934

Collateralized Mortgage Obligations - 12.0%
U.S. Government Agency - 12.0%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	$143	$145
Series 2016-3 Class IP, 4% 2/25/46 (g)	18,354	3,150
Series 2016-78 Class IO, 3.5% 11/25/46 (g)	4,534	700
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 3.941% 10/25/47 (d)(g)(h)	14,764	2,226
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (d)(g)	110	20
Series 339 Class 5, 5.5% 7/25/33 (g)	139	24
Series 343 Class 16, 5.5% 5/25/34 (g)	127	22
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	328	354
Series 40 Class K, 6.5% 8/17/24	18	18
sequential payer Series 2204 Class N, 7.5% 12/20/29	555	598
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 4.2009% 8/15/47 (d)(g)(h)	6,660	955
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 4.5336% 7/20/41 (d)(g)(h)	7,939	1,343
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.534% 6/16/37 (d)(g)(h)	706	105
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 2.906% 6/16/38 (d)(e)	178	181
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 2.7064% 7/20/38 (d)(e)	464	471
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 2.806% 10/16/40 (d)(e)	875	887
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.1827% 3/20/60 (d)(e)(i)	9,261	9,211
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.9627% 7/20/60 (d)(e)(i)	7,185	7,105
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.4197% 9/20/60 (d)(e)(i)	8,858	8,760
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.4197% 8/20/60 (d)(e)(i)	7,200	7,121
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 1.4997% 12/20/60 (d)(e)(i)	3,129	3,099
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.6197% 12/20/60 (d)(e)(i)	3,330	3,307
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.6197% 2/20/61 (d)(e)(i)	713	708
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.6097% 2/20/61 (d)(e)(i)	4,613	4,582
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.6197% 4/20/61 (d)(e)(i)	2,821	2,801
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.6197% 5/20/61 (d)(e)(i)	4,551	4,521
Class FC, 1 month U.S. LIBOR + 0.500% 1.6197% 5/20/61 (d)(e)(i)	3,339	3,315
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.6497% 6/20/61 (d)(e)(i)	4,119	4,093
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.7197% 10/20/61 (d)(e)(i)	4,682	4,658
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 2.506% 4/16/42 (d)(e)	332	331
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 2.456% 6/16/42 (d)(e)	389	390
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.8197% 11/20/61 (d)(e)(i)	4,605	4,589
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.8197% 1/20/62 (d)(e)(i)	2,902	2,892
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.7497% 1/20/62 (d)(e)(i)	4,195	4,174
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.7497% 3/20/62 (d)(e)(i)	2,611	2,600
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.7697% 5/20/61 (d)(e)(i)	31	30
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.3997% 5/20/63 (d)(e)(i)	53	52
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.3197% 4/20/63 (d)(e)(i)	46	46
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 2.4764% 1/20/46 (d)(e)	864	864
Series 2019-42 Class FK, 1 month U.S. LIBOR + 0.450% 2.5764% 4/20/49 (d)(e)	6,108	6,135
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	3,073	3,233
Series 2004-19 Class DP, 5.5% 3/20/34	2	2
Series 2005-24 Class TC, 5.5% 3/20/35	2,095	2,200
Series 2005-57 Class PB, 5.5% 7/20/35	3,172	3,394
Series 2006-50 Class JC, 5% 6/20/36	682	698
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.7471% 12/20/40 (d)(h)	2,467	2,408
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	242	16
Series 2015-24 Class PI, 3.5% 2/20/45 (g)	9,546	1,474
Series 2016-69 Class WA, 3% 2/20/46	1,179	1,155
Series 2017-134 Class BA, 2.5% 11/20/46	505	492
Series 2017-139 Class K, 3% 8/20/47	16,497	16,119
Series 2017-153 Class GA, 3% 9/20/47	3,256	3,158
Series 2017-182 Class KA, 3% 10/20/47	2,528	2,454
Series 2018-13 Class Q, 3% 4/20/47	3,230	3,164
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	923	984
Series 2004-24 Class ZM, 5% 4/20/34	1,942	1,997
Series 2004-46 Class BZ, 6% 6/20/34	1,159	1,232
Series 2004-86 Class G, 6% 10/20/34	6,273	6,860
Series 2005-26 Class ZA, 5.5% 1/20/35	8,755	9,326
Series 2005-47 Class ZY, 6% 6/20/35	6,281	6,730
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,083
Series 2005-82 Class JV, 5% 6/20/35	1,664	1,752
Series 2006-2 Class Z, 5.5% 1/20/36	3,853	4,106
Series 2010-160 Class DY, 4% 12/20/40	16,313	16,386
Series 2010-168 Class BG, 4% 4/20/40	6,900	6,918
Series 2010-170 Class B, 4% 12/20/40	2,588	2,600
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 5.188% 2/16/41 (d)(h)	5,874	5,711
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 4.4016% 5/16/41 (d)(h)	10,702	10,358
Series 2017-139 Class BA, 3% 9/20/47	5,486	5,397
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	16,356	16,153
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 4.344% 5/16/34 (d)(g)(h)	227	26
Class SG, 6.500% - 1 month U.S. LIBOR 4.3736% 3/20/33 (d)(g)(h)	3,126	297
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 5.044% 8/16/34 (d)(g)(h)	1,328	184
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.044% 8/17/34 (d)(g)(h)	389	62
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 4.6736% 2/20/35 (d)(g)(h)	2,241	265
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,076
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 4.1736% 7/20/34 (d)(g)(h)	2,276	307
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 7.9104% 3/20/36 (d)(h)	2,298	2,568
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 27.264% 6/16/37 (d)(h)	566	778
Series 2009-13 Class E, 4.5% 3/16/39	1,938	2,001
Series 2009-42 Class AY, 5% 6/16/37	1,336	1,393
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.794% 2/16/40 (d)(g)(h)	1,632	159
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.9627% 5/20/60 (d)(e)(i)	4,980	4,929
Series 2011-52 Class HI, 7% 4/16/41 (g)	331	56
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 3.8736% 4/20/41 (d)(g)(h)	3,627	504
Series 2012-103 Class IL, 3% 8/20/27 (g)	10,217	495
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 3.9236% 6/20/42 (d)(g)(h)	7,169	1,095
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.544% 6/16/42 (d)(g)(h)	1,181	164
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 5.8314% 4/20/39 (d)(h)	12	12
Series 2013-149 Class MA, 2.5% 5/20/40	13,371	13,089
Series 2013-182 Class IQ, 4.5% 12/16/43 (g)	3,225	534
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 5.2471% 3/20/41 (d)(h)	14,364	14,051
Series 2014-133 Class IB, 5% 9/20/44 (g)	3,088	582
Series 2014-146 Class EI, 5% 10/20/44 (g)	5,878	1,126
Series 2014-154 Class IO, 5% 10/20/44 (g)	1,192	224
Series 2014-158 Class ID, 5% 10/20/44 (g)	5,158	1,022
Series 2014-178 Class IO, 5% 11/20/44 (g)	7,356	1,392
Series 2014-2 Class BA, 3% 1/20/44	3,994	3,878
Series 2014-21 Class HA, 3% 2/20/44	1,457	1,418
Series 2014-25 Class HC, 3% 2/20/44	2,558	2,482
Series 2014-5 Class A, 3% 1/20/44	2,173	2,111
Series 2015-117 Class KI, 5% 8/20/45 (g)	7,082	1,321
Series 2015-14 Class IO, 5% 10/20/44 (g)	8,019	1,504
Series 2015-79 Class IC, 5% 5/20/45 (g)	3,841	715
Series 2015-H21:
Class HZ, 4.2277% 6/20/63 (d)(i)	707	707
Class JZ, 4.2473% 6/20/65 (d)(i)	422	425
Series 2016-146 Class AL, 5.75% 5/20/40 (d)	2,522	2,723
Series 2016-17 Class A, 3% 2/16/46	15,850	15,431
Series 2016-171 Class BI, 5% 10/20/44 (g)	7,170	1,380
Series 2017-186 Class HK, 3% 11/16/45	7,413	7,220
Series 2017-75 Class PT, 5.7449% 4/20/47 (d)	9,012	9,749
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.37% 8/20/66 (d)(e)(i)	12,362	12,279
		345,877
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $364,605)		345,877

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (d)(g)	303	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9864% 9/16/42 (d)(g)(j)	1,490	2
Series 2002-62 Class IO, 0.98% 8/16/42 (d)(g)	731	0
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $5,155)		2
	Shares	Value (000s)

Money Market Funds - 30.3%
Fidelity Cash Central Fund 2.01% (k)
(Cost $877,434)	877,258,801	877,434
TOTAL INVESTMENT IN SECURITIES - 156.5%
(Cost $4,540,499)		4,525,930
NET OTHER ASSETS (LIABILITIES) - (56.5)%		(1,633,171)
NET ASSETS - 100%		$2,892,759

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 8/1/52	$(53,100)	$(48,811)
2% 8/1/52	(53,250)	(48,948)
2% 8/1/52	(51,800)	(47,616)
2% 8/1/52	(51,100)	(46,972)
2% 8/1/52	(51,100)	(46,972)
2% 8/1/52	(25,000)	(22,980)
2.5% 8/1/52	(27,200)	(25,757)
2.5% 8/1/52	(27,300)	(25,851)
3% 8/1/52	(15,375)	(14,972)

TOTAL GINNIE MAE		(328,879)

Uniform Mortgage Backed Securities
2% 8/1/52	(51,800)	(46,634)
2.5% 8/1/52	(27,200)	(25,345)
2.5% 8/1/52	(6,450)	(6,010)
2.5% 8/1/52	(6,450)	(6,010)
3% 8/1/52	(19,600)	(18,874)
3% 8/1/52	(8,800)	(8,474)
3.5% 8/1/52	(1,200)	(1,188)
4% 8/1/52	(2,800)	(2,814)
5.5% 8/1/52	(7,450)	(7,721)
5.5% 8/1/52	(3,700)	(3,834)
5.5% 8/1/52	(3,700)	(3,835)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(130,739)

TOTAL TBA SALE COMMITMENTS
(Proceeds $452,529)		$(459,618)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	556	Sept. 2022	$117,016	$216	$216
CBOT 5-Year U.S. Treasury Note Contracts (United States)	780	Sept. 2022	88,707	1,120	1,120

TOTAL PURCHASED					1,336

Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	606	Sept. 2022	87,264	(2,569)	(2,569)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2,079	Sept. 2022	251,851	(2,858)	(2,858)

TOTAL SOLD					(5,427)

TOTAL FUTURES CONTRACTS					$(4,091)

The notional amount of futures purchased as a percentage of Net Assets is 7.1%

The notional amount of futures sold as a percentage of Net Assets is 11.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $453,293,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Sep. 2027	$40,469	$839	$0	$839
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Sep. 2032	20,771	793	0	793
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(3)	Annual	LCH	Sep. 2052	3,972	172	0	172

TOTAL INTEREST RATE SWAPS							$1,804	$0	$1,804

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,023,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,997,000.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $132,000.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Level 3 security

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.01%	$800,226	$1,421,909	$1,344,701	$4,076	$--	$--	$877,434	1.7%
Fidelity Securities Lending Cash Central Fund 2.01%	--	59,838	59,838	2	--	--	--	0.0%
Total	$800,226	$1,481,747	$1,404,539	$4,078	$--	$--	$877,434

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$8,683	$--	$8,683	$--
U.S. Government Agency - Mortgage Securities	3,293,934	--	3,293,934	--
Collateralized Mortgage Obligations	345,877	--	345,877	--
Commercial Mortgage Securities	2	--	--	2
Money Market Funds	877,434	877,434	--	--
Total Investments in Securities:	$4,525,930	$877,434	$3,648,494	$2
Derivative Instruments:
Assets
Futures Contracts	$1,336	$1,336	$--	$--
Swaps	1,804	--	1,804	--
Total Assets	$3,140	$1,336	$1,804	$--
Liabilities
Futures Contracts	$(5,427)	$(5,427)	$--	$--
Total Liabilities	$(5,427)	$(5,427)	$--	$--
Total Derivative Instruments:	$(2,287)	$(4,091)	$1,804	$--
Other Financial Instruments:
TBA Sale Commitments	$(459,618)	$--	$(459,618)	$--
Total Other Financial Instruments:	$(459,618)	$--	$(459,618)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$1,336	$(5,427)
Swaps(b)	1,804	0
Total Interest Rate Risk	3,140	(5,427)
Total Value of Derivatives	$3,140	$(5,427)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		July 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,663,065)	$3,648,496
Fidelity Central Funds (cost $877,434)	877,434
Total Investment in Securities (cost $4,540,499)		$4,525,930
Receivable for investments sold		14
Receivable for TBA sale commitments		452,529
Receivable for fund shares sold		405
Interest receivable		5,645
Distributions receivable from Fidelity Central Funds		1,295
Receivable for daily variation margin on centrally cleared OTC swaps		71
Other receivables		20
Total assets		4,985,909
Liabilities
Payable for investments purchased
Regular delivery	$4,329
Delayed delivery	1,623,992
TBA sale commitments, at value	459,618
Payable for fund shares redeemed	2,772
Distributions payable	467
Accrued management fee	708
Payable for daily variation margin on futures contracts	885
Other affiliated payables	359
Other payables and accrued expenses	20
Total liabilities		2,093,150
Net Assets		$2,892,759
Net Assets consist of:
Paid in capital		$3,094,316
Total accumulated earnings (loss)		(201,557)
Net Assets		$2,892,759
Net Asset Value, offering price and redemption price per share ($2,892,759 ÷ 266,438 shares)		$10.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended July 31, 2022
Investment Income
Interest		$45,540
Income from Fidelity Central Funds (including $2 from security lending)		4,078
Total income		49,618
Expenses
Management fee	$9,977
Transfer agent fees	3,359
Fund wide operations fee	1,768
Independent trustees' fees and expenses	12
Total expenses		15,116
Net investment income (loss)		34,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(172,601)
Futures contracts	22,300
Swaps	(7,495)
Written options	818
Total net realized gain (loss)		(156,978)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(87,563)
Futures contracts	(4,300)
Swaps	587
Written options	(778)
TBA sale commitments	(6,327)
Total change in net unrealized appreciation (depreciation)		(98,381)
Net gain (loss)		(255,359)
Net increase (decrease) in net assets resulting from operations		$(220,857)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,502	$35,021
Net realized gain (loss)	(156,978)	37,373
Change in net unrealized appreciation (depreciation)	(98,381)	(58,670)
Net increase (decrease) in net assets resulting from operations	(220,857)	13,724
Distributions to shareholders	(43,898)	(37,284)
Share transactions
Proceeds from sales of shares	252,722	765,072
Reinvestment of distributions	39,254	33,374
Cost of shares redeemed	(1,092,057)	(1,120,159)
Net increase (decrease) in net assets resulting from share transactions	(800,081)	(321,713)
Total increase (decrease) in net assets	(1,064,836)	(345,273)
Net Assets
Beginning of period	3,957,595	4,302,868
End of period	$2,892,759	$3,957,595
Other Information
Shares
Sold	22,670	64,991
Issued in reinvestment of distributions	3,488	2,834
Redeemed	(97,015)	(95,273)
Net increase (decrease)	(70,857)	(27,448)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity GNMA Fund

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.80	$11.51	$11.12	$11.45
Income from Investment Operations
Net investment income (loss)A,B	.116	.097	.229	.292	.257
Net realized and unrealized gain (loss)	(.838)	(.065)	.307	.371	(.337)
Total from investment operations	(.722)	.032	.536	.663	(.080)
Distributions from net investment income	(.121)	(.093)C	(.246)	(.273)	(.250)
Distributions from net realized gain	(.027)	(.009)C	–	–	–
Total distributions	(.148)	(.102)	(.246)	(.273)	(.250)
Net asset value, end of period	$10.86	$11.73	$11.80	$11.51	$11.12
Total ReturnD	(6.19)%	.27%	4.71%	6.04%	(.71)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.03%	.83%	1.96%	2.60%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$2,893	$3,958	$4,303	$4,172	$4,321
Portfolio turnover rateG	863%	593%	561%	420%	252%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity GNMA Fund	$19

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred Trustees compensation, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,893
Gross unrealized depreciation	(93,737)
Net unrealized appreciation (depreciation)	$(34,844)
Tax Cost	$4,555,490

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$(34,844)

The Fund intends to elect to defer to its next fiscal year $166,683 of capital losses recognized during the period November 1, 2021 to July 31, 2022.

The tax character of distributions paid was as follows:

	July 31, 2022	July 31, 2021
Ordinary Income	$40,216	$ 37,284
Long-term Capital Gains	3,682	–
Total	$43,898	$ 37,284

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity GNMA Fund
Interest Rate Risk
Futures Contracts	$22,300	$(4,300)
Purchased Options	(8)	(58)
Written Options	818	(778)
Swaps	(7,495)	587
Total Interest Rate Risk	15,615	(4,549)
Totals	$15,615	$(4,549)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity GNMA Fund	1,854,062	1,781,060

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity GNMA Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity GNMA Fund	$–(a)	$–	$–

 (a) Amount represents less than five hundred dollars.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity GNMA Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity GNMA Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of July 31, 2022, the related statement of operations for the year ended July 31, 2022, the statement of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2022 and the financial highlights for each of the five years in the period ended July 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

September 14, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 297 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period-B February 1, 2022 to July 31, 2022
Fidelity GNMA Fund	.45%
Actual		$1,000.00	$957.00	$2.18
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2022, $3,421,097, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.22% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $28,751,377 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 90.73% and 77.42% of the short-term capital gain dividends distributed in September and December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $28,747,499 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MOG-ANN-0922
1.930526.111

Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠

Annual Report

July 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2030 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Managed Retirement Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(13.20)%	1.30%	3.35%
Fidelity Managed Retirement Income Fund℠	(7.68)%	2.76%	4.23%
Class K	(7.58)%	2.83%	4.26%
Class K6	(7.48)%	2.89%	4.29%
Class I	(7.66)%	2.76%	4.23%
Class Z6	(7.49)%	2.89%	4.29%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement Income Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement Income Fund℠, a class of the fund, on July 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

16,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,700
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$15,128	Fidelity Managed Retirement Income Fund℠
$11,776	Bloomberg U.S. Aggregate Bond Index

Fidelity Managed Retirement 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(13.59)%	1.87%	4.64%
Fidelity Managed Retirement 2010 Fund℠	(8.08)%	3.35%	5.52%
Class K	(7.99)%	3.41%	5.55%
Class K6	(7.90)%	3.47%	5.59%
Class I	(8.08)%	3.35%	5.52%
Class Z6	(7.90)%	3.47%	5.59%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2010 Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2010 Fund℠, a class of the fund, on July 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

19,000
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,700
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$17,120	Fidelity Managed Retirement 2010 Fund℠
$11,776	Bloomberg U.S. Aggregate Bond Index

Fidelity Managed Retirement 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(14.19)%	2.45%	5.17%
Fidelity Managed Retirement 2015 Fund℠	(8.74)%	3.93%	6.06%
Class K	(8.64)%	3.99%	6.09%
Class K6	(8.54)%	4.06%	6.12%
Class I	(8.72)%	3.93%	6.06%
Class Z6	(8.54)%	4.06%	6.12%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2015 Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2015 Fund℠, a class of the fund, on July 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

20,000
18,000
16,000
14,000
12,000
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$18,003	Fidelity Managed Retirement 2015 Fund℠
$11,776	Bloomberg U.S. Aggregate Bond Index

Fidelity Managed Retirement 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(14.82)%	2.97%	5.64%
Fidelity Managed Retirement 2020 Fund℠	(9.40)%	4.46%	6.53%
Class K	(9.31)%	4.52%	6.56%
Class K6	(9.21)%	4.59%	6.60%
Class I	(9.40)%	4.46%	6.53%
Class Z6	(9.21)%	4.59%	6.60%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2020 Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2020 Fund℠, a class of the fund, on July 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

22,000
20,000
17,500
15,000
12,500
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$18,830	Fidelity Managed Retirement 2020 Fund℠
$11,776	Bloomberg U.S. Aggregate Bond Index

Fidelity Managed Retirement 2025 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(15.41)%	3.35%	6.09%
Fidelity Managed Retirement 2025 Fund℠	(10.03)%	4.84%	6.98%
Class K	(9.94)%	4.91%	7.02%
Class K6	(9.85)%	4.97%	7.05%
Class I	(10.02)%	4.85%	6.99%
Class Z6	(9.84)%	4.97%	7.05%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2025 Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2025 Fund℠, a class of the fund, on July 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

23,000
20,000
17,500
15,000
12,500
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$19,639	Fidelity Managed Retirement 2025 Fund℠
$11,776	Bloomberg U.S. Aggregate Bond Index

Fidelity Managed Retirement 2030 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2022	Past 1 year	Life of PortfolioA
Class A (incl. 5.75% sales charge)	(16.65)%	3.25%
Fidelity Managed Retirement 2030 Fund℠	(10.39)%	5.60%
Class K	(10.30)%	5.71%
Class K6	(10.21)%	5.81%
Class I	(10.46)%	5.59%
Class Z6	(10.28)%	5.81%

 A From August 16, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2030 Fund℠, a class of the fund, on August 16, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index performed over the same period.

Period Ending Values
$11,749	Fidelity Managed Retirement 2030 Fund℠
$9,716	Bloomberg U.S. Aggregate Bond Index
$15,006	S&P 500® Index

Effective January 1, 2022, the fund’s benchmark changed from the S&P 500® Index to the Bloomberg U.S. Aggregate Bond Index.

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending July 31, 2022, a multitude of crosscurrents challenged the global economy and financial markets, including historically high inflation, rising interest rates and other tightening monetary policies by some central banks, which led to increasing bond yields, while ongoing supply-chain disruption, exacerbated by Russia’s late-February invasion of Ukraine, contributed to surging global commodity prices.

International equities returned -15.13% the past 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, emerging markets (-20%) lagged most, followed by Europe ex U.K. (-18%). Japan (-14%) slightly outpaced the broader index, followed by Asia Pacific ex Japan (-11%). Conversely, the U.K. (-1%) and Canada (-3%) performed best. By sector, the economically sensitive information technology (-26%) category fared worst, followed by consumer discretionary (-25%). At the other end of the performance spectrum, energy (+17%) benefited from higher prices for oil and natural gas and led the way as the only sector to gain. Utilities (-4%) also meaningfully outperformed.

U.S. stocks returned -7.78% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among equity sectors, communication services (-31%) notably lagged, followed by consumer discretionary (-15%). In contrast, energy stood out (+65%) amid elevated prices for crude oil and natural gas. Utilities (+15%) also outperformed. Value stocks handily outpaced growth among all market capitalizations. Commodities rose 27.23%, according to the Bloomberg Commodity Index Total Return.

U.S. taxable investment-grade bonds returned -9.12% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, amid soaring inflation and rising interest rates. The U.S. Federal Reserve raised policy rates in March, May, June and again in July, while starting to allow up to billions in U.S. Treasuries and mortgage bonds to mature monthly without investing the proceeds. U.S. corporate bonds (-12.15%) trailed U.S. Treasuries (-8.69%), while commercial mortgage-backed securities (-8.08%) and agencies (-6.12%) also lost ground. Outside the index, leveraged loans returned -0.70%, besting Treasury Inflation-Protected Securities (-3.58%), U.S. high-yield bonds (-7.73%) and emerging-markets debt (-17.11%).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, returns for the share classes of Fidelity® Managed Retirement Funds (excluding sales charges, if applicable) ranged from about -8% to -10%, with performance trending higher among the Funds for those investors with a shorter retirement horizon. Funds for investors with a few number years to invest in retirement – those with more exposure to fixed-income and short-term securities and lower allocations to equities – fared a bit better than those that invest in a greater percentage of equities, and less fixed-income and short-term debt exposure. Each Fidelity® Managed Retirement Fund underperformed its Composite index, primarily due to outperformance among the underlying investment portfolios. Specifically, investments in non-U.S. equities notably detracted from the Funds’ relative results. For example, Fidelity® Series Emerging Markets Opportunities Fund (-26.20%) underperformed the -20.08% result of the MSCI Emerging Markets Index. Within U.S. equities, Fidelity® Series Blue Chip Growth Fund returned -22.51% for the 12 months, considerably trailing the -11.93% result of the Russell 1000® Growth Index. Conversely, an investment in Fidelity® Series Small Cap Opportunities Fund (-7.62%), which focuses on undervalued securities with sustainable earnings growth, was helpful. This fund outpaced the -14.29% return of its benchmark, the Russell 2000® Index. Active asset allocation decisions had a positive influence on the Funds’ relative performance versus Composites this period as well. For example, a non-Composite allocation to commodities, which gained 26.51%, added meaningful relative value for the Funds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Managed Retirement Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2022

% of fund's net assets
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Investment Grade Bond Fund	11.7
Fidelity Series Government Bond Index Fund	11.3
Fidelity Series Investment Grade Securitized Fund	8.3
Fidelity Series Corporate Bond Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	5.8
Fidelity Series Treasury Bill Index Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	1.9
80.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	8.0%
International Equity Funds	13.6%
Bond Funds	69.1%
Short-Term Funds	9.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠

Schedule of Investments July 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 8.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	21,837	$261,605
Fidelity Series Commodity Strategy Fund (a)	54,292	272,004
Fidelity Series Large Cap Growth Index Fund (a)	10,685	165,518
Fidelity Series Large Cap Stock Fund (a)	10,261	181,313
Fidelity Series Large Cap Value Index Fund (a)	24,075	346,194
Fidelity Series Small Cap Opportunities Fund (a)	6,868	86,328
Fidelity Series Value Discovery Fund (a)	8,389	127,676
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,295,395)		1,440,638

International Equity Funds - 13.6%
Fidelity Series Canada Fund (a)	10,616	149,361
Fidelity Series Emerging Markets Fund (a)	14,025	114,448
Fidelity Series Emerging Markets Opportunities Fund (a)	63,278	1,035,222
Fidelity Series International Growth Fund (a)	20,294	310,909
Fidelity Series International Index Fund (a)	12,494	130,186
Fidelity Series International Small Cap Fund (a)	5,870	95,915
Fidelity Series International Value Fund (a)	31,390	308,251
Fidelity Series Overseas Fund (a)	27,602	312,736
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,612,970)		2,457,028

Bond Funds - 69.1%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	357,630	3,604,910
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,988	18,229
Fidelity Series Corporate Bond Fund (a)	145,787	1,389,346
Fidelity Series Emerging Markets Debt Fund (a)	12,714	94,209
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,737	31,314
Fidelity Series Floating Rate High Income Fund (a)	2,011	17,773
Fidelity Series Government Bond Index Fund (a)	209,930	2,040,519
Fidelity Series High Income Fund (a)	11,521	97,582
Fidelity Series International Credit Fund (a)	913	7,830
Fidelity Series International Developed Markets Bond Index Fund (a)	79,110	721,484
Fidelity Series Investment Grade Bond Fund (a)	200,688	2,109,226
Fidelity Series Investment Grade Securitized Fund (a)	155,901	1,491,968
Fidelity Series Long-Term Treasury Bond Index Fund (a)	116,694	795,851
Fidelity Series Real Estate Income Fund (a)	5,245	56,336
TOTAL BOND FUNDS
(Cost $13,204,529)		12,476,577

Short-Term Funds - 9.3%
Fidelity Series Government Money Market Fund 1.70% (a)(b)	334,931	334,931
Fidelity Series Short-Term Credit Fund (a)	34,519	334,147
Fidelity Series Treasury Bill Index Fund (a)	100,803	1,005,003
TOTAL SHORT-TERM FUNDS
(Cost $1,685,735)		1,674,081
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $18,798,629)		18,048,324
NET OTHER ASSETS (LIABILITIES) - 0.0%		(403)
NET ASSETS - 100%		$18,047,921

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$4,429,592	$831,104	$13,112	$(4,409)	$12,782	$3,604,910
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	790,935	767,857	1,617	(5,264)	415	18,229
Fidelity Series Blue Chip Growth Fund	305,614	300,032	216,774	65,946	(16,090)	(111,177)	261,605
Fidelity Series Canada Fund	143,413	74,395	69,265	3,926	118	700	149,361
Fidelity Series Commodity Strategy Fund	588,241	309,632	558,115	186,471	(27,102)	(40,652)	272,004
Fidelity Series Corporate Bond Fund	1,830,594	471,338	624,891	51,477	(35,122)	(252,573)	1,389,346
Fidelity Series Emerging Markets Debt Fund	119,000	37,997	38,439	5,327	(4,262)	(20,087)	94,209
Fidelity Series Emerging Markets Debt Local Currency Fund	38,669	13,020	12,737	1,569	(1,091)	(6,547)	31,314
Fidelity Series Emerging Markets Fund	127,986	70,403	44,105	4,522	(3,129)	(36,707)	114,448
Fidelity Series Emerging Markets Opportunities Fund	1,175,276	811,244	467,623	146,759	(39,739)	(443,936)	1,035,222
Fidelity Series Floating Rate High Income Fund	23,067	5,686	10,221	981	(253)	(506)	17,773
Fidelity Series Government Bond Index Fund	2,312,193	685,369	719,203	28,582	(38,442)	(199,398)	2,040,519
Fidelity Series Government Money Market Fund 1.70%	1,067,298	148,035	880,402	1,610	--	--	334,931
Fidelity Series High Income Fund	137,235	34,702	59,243	7,117	(2,978)	(12,134)	97,582
Fidelity Series Inflation-Protected Bond Index Fund	2,615,921	377,586	2,869,941	116,556	136,314	(259,880)	--
Fidelity Series International Credit Fund	8,972	283	--	283	--	(1,425)	7,830
Fidelity Series International Developed Markets Bond Index Fund	--	920,435	156,974	1,268	(4,207)	(37,770)	721,484
Fidelity Series International Growth Fund	341,984	232,414	162,361	31,997	(13,359)	(87,769)	310,909
Fidelity Series International Index Fund	141,976	76,362	62,174	4,221	(4,241)	(21,737)	130,186
Fidelity Series International Small Cap Fund	119,991	61,678	43,148	16,737	(5,861)	(36,745)	95,915
Fidelity Series International Value Fund	339,171	182,042	166,790	20,072	(6,867)	(39,305)	308,251
Fidelity Series Investment Grade Bond Fund	2,522,667	674,363	793,823	60,103	(45,891)	(248,090)	2,109,226
Fidelity Series Investment Grade Securitized Fund	1,740,283	464,440	563,025	22,352	(25,123)	(124,607)	1,491,968
Fidelity Series Large Cap Growth Index Fund	194,958	144,160	149,352	6,419	4,159	(28,407)	165,518
Fidelity Series Large Cap Stock Fund	214,616	140,598	154,551	19,913	1,510	(20,860)	181,313
Fidelity Series Large Cap Value Index Fund	415,427	294,556	336,445	28,861	8,123	(35,467)	346,194
Fidelity Series Long-Term Treasury Bond Index Fund	657,097	567,694	271,520	16,746	(21,611)	(135,809)	795,851
Fidelity Series Overseas Fund	342,812	212,923	162,346	11,879	(10,386)	(70,267)	312,736
Fidelity Series Real Estate Income Fund	82,828	18,062	37,603	4,119	(912)	(6,039)	56,336
Fidelity Series Short-Term Credit Fund	915,344	148,209	695,389	12,524	(12,845)	(21,172)	334,147
Fidelity Series Small Cap Opportunities Fund	103,098	74,601	59,151	26,554	(4,451)	(27,769)	86,328
Fidelity Series Treasury Bill Index Fund	2,973,135	436,260	2,400,398	5,884	(509)	(3,485)	1,005,003
Fidelity Series Value Discovery Fund	152,669	96,699	107,246	18,040	537	(14,983)	127,676
Total	$21,751,535	$13,305,745	$14,492,216	$943,544	$(183,383)	$(2,331,406)	$18,048,324

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,440,638	$1,440,638	$--	$--
International Equity Funds	2,457,028	2,457,028	--	--
Bond Funds	12,476,577	12,476,577	--	--
Short-Term Funds	1,674,081	1,674,081	--	--
Total Investments in Securities:	$18,048,324	$18,048,324	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $18,798,629)	$18,048,324
Total Investment in Securities (cost $18,798,629)		$18,048,324
Cash		13
Receivable for investments sold		116,715
Receivable for fund shares sold		289
Total assets		18,165,341
Liabilities
Payable for investments purchased	$107,976
Payable for fund shares redeemed	2,707
Accrued management fee	6,591
Distribution and service plan fees payable	146
Total liabilities		117,420
Net Assets		$18,047,921
Net Assets consist of:
Paid in capital		$18,887,049
Total accumulated earnings (loss)		(839,128)
Net Assets		$18,047,921
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($717,290 ÷ 12,679.16 shares)(a)		$56.57
Maximum offering price per share (100/94.25 of $56.57)		$60.02
Fidelity Managed Retirement Income:
Net Asset Value, offering price and redemption price per share ($16,229,832 ÷ 286,875.00 shares)		$56.57
Class K:
Net Asset Value, offering price and redemption price per share ($106,487 ÷ 1,881.64 shares)		$56.59
Class K6:
Net Asset Value, offering price and redemption price per share ($711,204 ÷ 12,565.36 shares)		$56.60
Class I:
Net Asset Value, offering price and redemption price per share ($176,302 ÷ 3,112.70 shares)		$56.64
Class Z6:
Net Asset Value, offering price and redemption price per share ($106,806 ÷ 1,887.98 shares)		$56.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2022
Investment Income
Dividends:
Affiliated issuers		$605,902
Expenses
Management fee	$92,059
Distribution and service plan fees	1,704
Independent trustees' fees and expenses	68
Total expenses		93,831
Net investment income (loss)		512,071
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(183,383)
Capital gain distributions from underlying funds:
Affiliated issuers	337,642
Total net realized gain (loss)		154,259
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(2,331,406)
Total change in net unrealized appreciation (depreciation)		(2,331,406)
Net gain (loss)		(2,177,147)
Net increase (decrease) in net assets resulting from operations		$(1,665,076)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$512,071	$134,176
Net realized gain (loss)	154,259	416,083
Change in net unrealized appreciation (depreciation)	(2,331,406)	722,533
Net increase (decrease) in net assets resulting from operations	(1,665,076)	1,272,792
Distributions to shareholders	(799,835)	(380,031)
Share transactions - net increase (decrease)	(1,238,197)	5,492,802
Total increase (decrease) in net assets	(3,703,108)	6,385,563
Net Assets
Beginning of period	21,751,029	15,365,466
End of period	$18,047,921	$21,751,029

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement Income Fund Class A

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$63.52	$60.44	$57.74	$57.55	$61.00
Income from Investment Operations
Net investment income (loss)A,B	1.317	.309	.684	1.029	.884
Net realized and unrealized gain (loss)	(6.180)	4.009	3.226	1.594	.494
Total from investment operations	(4.863)	4.318	3.910	2.623	1.378
Distributions from net investment income	(1.252)	(.329)	(.776)	(1.047)	(.853)
Distributions from net realized gain	(.835)	(.909)	(.434)	(1.386)	(3.975)
Total distributions	(2.087)	(1.238)	(1.210)	(2.433)	(4.828)
Net asset value, end of period	$56.57	$63.52	$60.44	$57.74	$57.55
Total ReturnC,D	(7.90)%	7.21%	6.86%	4.78%	2.35%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.70%	.70%	.70%	.71%	.71%G
Expenses net of fee waivers, if any	.70%	.70%	.70%	.71%	.71%G
Expenses net of all reductions	.70%	.70%	.70%	.71%	.71%G
Net investment income (loss)	2.20%	.50%	1.18%	1.83%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$717	$716	$453	$177	$147
Portfolio turnover rateH	64%	31%	62%I	68%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$63.52	$60.42	$57.73	$57.54	$61.00
Income from Investment Operations
Net investment income (loss)A,B	1.473	.464	.829	1.170	1.024
Net realized and unrealized gain (loss)	(6.189)	4.011	3.220	1.589	.512
Total from investment operations	(4.716)	4.475	4.049	2.759	1.536
Distributions from net investment income	(1.399)	(.466)	(.925)	(1.183)	(1.021)
Distributions from net realized gain	(.835)	(.909)	(.434)	(1.386)	(3.975)
Total distributions	(2.234)	(1.375)	(1.359)	(2.569)	(4.996)
Net asset value, end of period	$56.57	$63.52	$60.42	$57.73	$57.54
Total ReturnC	(7.68)%	7.48%	7.12%	5.04%	2.63%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.45%	.45%	.45%	.46%	.47%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.46%	.47%
Expenses net of all reductions	.45%	.45%	.45%	.46%	.46%
Net investment income (loss)	2.45%	.75%	1.43%	2.08%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$16,230	$19,995	$13,965	$6,060	$6,734
Portfolio turnover rateF	64%	31%	62%G	68%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class K

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$63.54	$60.43	$57.81
Income from Investment Operations
Net investment income (loss)B,C	1.529	.526	.889
Net realized and unrealized gain (loss)	(6.186)	4.010	3.146
Total from investment operations	(4.657)	4.536	4.035
Distributions from net investment income	(1.458)	(.517)	(.981)
Distributions from net realized gain	(.835)	(.909)	(.434)
Total distributions	(2.293)	(1.426)	(1.415)
Net asset value, end of period	$56.59	$63.54	$60.43
Total ReturnD	(7.58)%	7.59%	7.09%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%
Net investment income (loss)	2.55%	.85%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$106	$115	$107
Portfolio turnover rateG	64%	31%	62%H

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class K6

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$63.55	$60.42	$57.81
Income from Investment Operations
Net investment income (loss)B,C	1.583	.588	.941
Net realized and unrealized gain (loss)	(6.174)	4.005	3.151
Total from investment operations	(4.591)	4.593	4.092
Distributions from net investment income	(1.524)	(.554)	(1.048)
Distributions from net realized gain	(.835)	(.909)	(.434)
Total distributions	(2.359)	(1.463)	(1.482)
Net asset value, end of period	$56.60	$63.55	$60.42
Total ReturnD	(7.48)%	7.69%	7.20%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%
Net investment income (loss)	2.65%	.95%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$711	$539	$434
Portfolio turnover rateG	64%	31%	62%H

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class I

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$63.58	$60.48	$57.71	$57.52	$60.99
Income from Investment Operations
Net investment income (loss)A,B	1.480	.464	.828	1.167	1.025
Net realized and unrealized gain (loss)	(6.193)	4.011	3.233	1.593	.500
Total from investment operations	(4.713)	4.475	4.061	2.760	1.525
Distributions from net investment income	(1.392)	(.466)	(.857)	(1.184)	(1.020)
Distributions from net realized gain	(.835)	(.909)	(.434)	(1.386)	(3.975)
Total distributions	(2.227)	(1.375)	(1.291)	(2.570)	(4.995)
Net asset value, end of period	$56.64	$63.58	$60.48	$57.71	$57.52
Total ReturnC	(7.66)%	7.48%	7.14%	5.04%	2.62%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.45%	.45%	.45%	.46%	.46%F
Expenses net of fee waivers, if any	.45%	.45%	.45%	.46%	.46%F
Expenses net of all reductions	.45%	.45%	.45%	.46%	.46%F
Net investment income (loss)	2.45%	.75%	1.43%	2.08%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$176	$270	$300	$96	$61
Portfolio turnover rateG	64%	31%	62%H	68%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class Z6

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$63.52	$60.41	$57.79
Income from Investment Operations
Net investment income (loss)B,C	1.587	.588	.947
Net realized and unrealized gain (loss)	(6.181)	4.008	3.145
Total from investment operations	(4.594)	4.596	4.092
Distributions from net investment income	(1.521)	(.577)	(1.038)
Distributions from net realized gain	(.835)	(.909)	(.434)
Total distributions	(2.356)	(1.486)	(1.472)
Net asset value, end of period	$56.57	$63.52	$60.41
Total ReturnD	(7.49)%	7.69%	7.20%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%
Net investment income (loss)	2.65%	.95%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$107	$115	$107
Portfolio turnover rateG	64%	31%	62%H

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2022

% of fund's net assets
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.6
Fidelity Series Investment Grade Bond Fund	11.2
Fidelity Series Government Bond Index Fund	10.9
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	6.1
Fidelity Series Treasury Bill Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	2.6
77.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.3%
International Equity Funds	15.1%
Bond Funds	66.4%
Short-Term Funds	8.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠

Schedule of Investments July 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 10.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	10,979	$131,529
Fidelity Series Commodity Strategy Fund (a)	20,098	100,692
Fidelity Series Large Cap Growth Index Fund (a)	5,373	83,223
Fidelity Series Large Cap Stock Fund (a)	5,159	91,164
Fidelity Series Large Cap Value Index Fund (a)	12,105	174,072
Fidelity Series Small Cap Opportunities Fund (a)	3,500	43,997
Fidelity Series Value Discovery Fund (a)	4,218	64,198
TOTAL DOMESTIC EQUITY FUNDS
(Cost $602,461)		688,875

International Equity Funds - 15.1%
Fidelity Series Canada Fund (a)	4,531	63,755
Fidelity Series Emerging Markets Fund (a)	5,536	45,177
Fidelity Series Emerging Markets Opportunities Fund(a)	25,058	409,947
Fidelity Series International Growth Fund (a)	8,663	132,711
Fidelity Series International Index Fund (a)	5,333	55,569
Fidelity Series International Small Cap Fund (a)	2,505	40,933
Fidelity Series International Value Fund (a)	13,398	131,571
Fidelity Series Overseas Fund (a)	11,782	133,492
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,023,742)		1,013,155

Bond Funds - 66.4%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	116,861	1,177,959
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,848	81,140
Fidelity Series Corporate Bond Fund (a)	51,965	495,223
Fidelity Series Emerging Markets Debt Fund (a)	4,703	34,850
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,376	11,534
Fidelity Series Floating Rate High Income Fund (a)	758	6,700
Fidelity Series Government Bond Index Fund (a)	74,832	727,371
Fidelity Series High Income Fund (a)	4,271	36,176
Fidelity Series International Credit Fund (a)	628	5,389
Fidelity Series International Developed Markets Bond Index Fund (a)	29,330	267,488
Fidelity Series Investment Grade Bond Fund (a)	71,537	751,853
Fidelity Series Investment Grade Securitized Fund (a)	55,572	531,821
Fidelity Series Long-Term Treasury Bond Index Fund (a)	44,222	301,592
Fidelity Series Real Estate Income Fund (a)	1,755	18,845
TOTAL BOND FUNDS
(Cost $4,651,384)		4,447,941

Short-Term Funds - 8.2%
Fidelity Series Government Money Market Fund 1.70% (a)(b)	109,031	109,031
Fidelity Series Short-Term Credit Fund (a)	11,237	108,776
Fidelity Series Treasury Bill Index Fund (a)	32,825	327,268
TOTAL SHORT-TERM FUNDS
(Cost $548,696)		545,075
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,826,283)		6,695,046
NET OTHER ASSETS (LIABILITIES) - 0.0%		(140)
NET ASSETS - 100%		$6,694,906

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$1,302,797	$127,363	$3,808	$(865)	$3,957	$1,177,959
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	272,918	184,515	838	(5,663)	(1,600)	81,140
Fidelity Series Blue Chip Growth Fund	165,049	116,666	87,597	33,973	(4,257)	(58,332)	131,529
Fidelity Series Canada Fund	62,904	24,654	24,292	1,569	197	292	63,755
Fidelity Series Commodity Strategy Fund	208,548	90,286	172,765	64,642	(3,230)	(22,147)	100,692
Fidelity Series Corporate Bond Fund	618,891	121,066	152,824	16,913	2,004	(93,914)	495,223
Fidelity Series Emerging Markets Debt Fund	41,887	10,349	9,156	1,832	(1,216)	(7,014)	34,850
Fidelity Series Emerging Markets Debt Local Currency Fund	13,557	3,588	3,036	527	(177)	(2,398)	11,534
Fidelity Series Emerging Markets Fund	49,667	20,002	9,837	1,671	(368)	(14,287)	45,177
Fidelity Series Emerging Markets Opportunities Fund	462,107	252,521	127,697	53,866	(10,100)	(166,884)	409,947
Fidelity Series Floating Rate High Income Fund	8,062	1,661	2,760	338	(72)	(191)	6,700
Fidelity Series Government Bond Index Fund	781,464	186,481	165,330	9,429	(2,665)	(72,579)	727,371
Fidelity Series Government Money Market Fund 1.70%	331,584	24,086	246,639	497	--	--	109,031
Fidelity Series High Income Fund	48,672	8,499	15,941	2,439	(819)	(4,235)	36,176
Fidelity Series Inflation-Protected Bond Index Fund	851,662	62,171	875,479	36,169	72,503	(110,857)	--
Fidelity Series International Credit Fund	6,175	195	--	195	--	(981)	5,389
Fidelity Series International Developed Markets Bond Index Fund	--	306,587	26,065	440	(646)	(12,388)	267,488
Fidelity Series International Growth Fund	150,155	72,597	50,798	12,761	(4,312)	(34,931)	132,711
Fidelity Series International Index Fund	62,272	22,281	18,843	1,688	(1,171)	(8,970)	55,569
Fidelity Series International Small Cap Fund	52,722	18,498	13,810	6,663	(1,692)	(14,785)	40,933
Fidelity Series International Value Fund	148,917	58,015	57,494	8,005	(1,236)	(16,631)	131,571
Fidelity Series Investment Grade Bond Fund	852,859	177,547	185,162	19,840	(2,762)	(90,629)	751,853
Fidelity Series Investment Grade Securitized Fund	588,327	120,904	130,825	7,366	(1,694)	(44,891)	531,821
Fidelity Series Large Cap Growth Index Fund	105,291	51,298	62,299	3,170	7,507	(18,574)	83,223
Fidelity Series Large Cap Stock Fund	115,906	45,332	60,472	10,324	5,572	(15,174)	91,164
Fidelity Series Large Cap Value Index Fund	224,375	92,898	130,698	14,012	14,253	(26,756)	174,072
Fidelity Series Long-Term Treasury Bond Index Fund	232,966	184,916	62,821	5,876	(1,536)	(51,933)	301,592
Fidelity Series Overseas Fund	150,520	65,500	51,575	4,727	(2,266)	(28,687)	133,492
Fidelity Series Real Estate Income Fund	29,365	4,362	12,612	1,359	(141)	(2,129)	18,845
Fidelity Series Short-Term Credit Fund	283,966	27,472	192,599	3,777	(2,610)	(7,453)	108,776
Fidelity Series Small Cap Opportunities Fund	55,682	28,309	23,975	13,782	(28)	(15,991)	43,997
Fidelity Series Treasury Bill Index Fund	923,262	75,232	670,015	1,808	181	(1,392)	327,268
Fidelity Series Value Discovery Fund	82,452	33,455	44,940	8,712	3,683	(10,452)	64,198
Total	$7,709,266	$3,883,143	$4,000,234	$353,016	$56,374	$(952,936)	$6,695,046

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$688,875	$688,875	$--	$--
International Equity Funds	1,013,155	1,013,155	--	--
Bond Funds	4,447,941	4,447,941	--	--
Short-Term Funds	545,075	545,075	--	--
Total Investments in Securities:	$6,695,046	$6,695,046	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $6,826,283)	$6,695,046
Total Investment in Securities (cost $6,826,283)		$6,695,046
Cash		57
Receivable for investments sold		55,797
Receivable for fund shares sold		93
Total assets		6,750,993
Liabilities
Payable for investments purchased	$53,580
Accrued management fee	2,440
Distribution and service plan fees payable	67
Total liabilities		56,087
Net Assets		$6,694,906
Net Assets consist of:
Paid in capital		$6,766,886
Total accumulated earnings (loss)		(71,980)
Net Assets		$6,694,906
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($324,684 ÷ 6,004.45 shares)(a)		$54.07
Maximum offering price per share (100/94.25 of $54.07)		$57.37
Fidelity Managed Retirement 2010:
Net Asset Value, offering price and redemption price per share ($5,654,672 ÷ 104,480.00 shares)		$54.12
Class K:
Net Asset Value, offering price and redemption price per share ($108,663 ÷ 2,008.50 shares)		$54.10
Class K6:
Net Asset Value, offering price and redemption price per share ($337,215 ÷ 6,233.24 shares)		$54.10
Class I:
Net Asset Value, offering price and redemption price per share ($103,420 ÷ 1,911.32 shares)		$54.11
Class Z6:
Net Asset Value, offering price and redemption price per share ($166,252 ÷ 3,073.27 shares)		$54.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2022
Investment Income
Dividends:
Affiliated issuers		$208,901
Expenses
Management fee	$32,026
Distribution and service plan fees	903
Independent trustees' fees and expenses	24
Total expenses		32,953
Net investment income (loss)		175,948
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	56,374
Capital gain distributions from underlying funds:
Affiliated issuers	144,115
Total net realized gain (loss)		200,489
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(952,936)
Total change in net unrealized appreciation (depreciation)		(952,936)
Net gain (loss)		(752,447)
Net increase (decrease) in net assets resulting from operations		$(576,499)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$175,948	$64,937
Net realized gain (loss)	200,489	332,786
Change in net unrealized appreciation (depreciation)	(952,936)	333,793
Net increase (decrease) in net assets resulting from operations	(576,499)	731,516
Distributions to shareholders	(449,109)	(260,185)
Share transactions - net increase (decrease)	11,415	(643,530)
Total increase (decrease) in net assets	(1,014,193)	(172,199)
Net Assets
Beginning of period	7,709,099	7,881,298
End of period	$6,694,906	$7,709,099

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2010 Fund Class A

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$62.41	$58.79	$56.34	$56.78	$63.87
Income from Investment Operations
Net investment income (loss)A,B	1.275	.342	.777	.979	.808
Net realized and unrealized gain (loss)	(6.182)	5.126	3.204	1.401	1.278
Total from investment operations	(4.907)	5.468	3.981	2.380	2.086
Distributions from net investment income	(1.207)	(.379)	(.812)	(1.001)	(.794)
Distributions from net realized gain	(2.226)	(1.469)	(.719)	(1.819)	(8.382)
Total distributions	(3.433)	(1.848)	(1.531)	(2.820)	(9.176)
Net asset value, end of period	$54.07	$62.41	$58.79	$56.34	$56.78
Total ReturnC,D	(8.32)%	9.46%	7.19%	4.47%	3.60%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.71%	.71%	.71%	.75%	.78%
Expenses net of fee waivers, if any	.71%	.71%	.71%	.75%	.78%
Expenses net of all reductions	.71%	.71%	.71%	.75%	.78%
Net investment income (loss)	2.21%	.56%	1.37%	1.78%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$325	$394	$188	$202	$133
Portfolio turnover rateG	54%	41%	45%	62%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$62.47	$58.82	$56.37	$56.80	$63.88
Income from Investment Operations
Net investment income (loss)A,B	1.421	.493	.920	1.113	.955
Net realized and unrealized gain (loss)	(6.181)	5.129	3.204	1.402	1.280
Total from investment operations	(4.760)	5.622	4.124	2.515	2.235
Distributions from net investment income	(1.364)	(.503)	(.955)	(1.126)	(.933)
Distributions from net realized gain	(2.226)	(1.469)	(.719)	(1.819)	(8.382)
Total distributions	(3.590)	(1.972)	(1.674)	(2.945)	(9.315)
Net asset value, end of period	$54.12	$62.47	$58.82	$56.37	$56.80
Total ReturnC	(8.08)%	9.73%	7.46%	4.73%	3.87%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.46%	.46%	.46%	.50%	.53%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.50%	.53%
Expenses net of all reductions	.46%	.46%	.46%	.50%	.53%
Net investment income (loss)	2.46%	.81%	1.62%	2.02%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$5,655	$6,728	$7,144	$9,091	$9,054
Portfolio turnover rateF	54%	41%	45%	62%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class K

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$62.45	$58.81	$56.39
Income from Investment Operations
Net investment income (loss)B,C	1.474	.554	.976
Net realized and unrealized gain (loss)	(6.173)	5.122	3.182
Total from investment operations	(4.699)	5.676	4.158
Distributions from net investment income	(1.425)	(.567)	(1.019)
Distributions from net realized gain	(2.226)	(1.469)	(.719)
Total distributions	(3.651)	(2.036)	(1.738)
Net asset value, end of period	$54.10	$62.45	$58.81
Total ReturnD,E	(7.99)%	9.83%	7.52%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36%	.36%	.36%
Expenses net of all reductions	.36%	.36%	.36%
Net investment income (loss)	2.56%	.91%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$109	$118	$108
Portfolio turnover rateH	54%	41%	45%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class K6

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$62.46	$58.82	$56.39
Income from Investment Operations
Net investment income (loss)B,C	1.503	.615	1.029
Net realized and unrealized gain (loss)	(6.145)	5.120	3.191
Total from investment operations	(4.642)	5.735	4.220
Distributions from net investment income	(1.492)	(.626)	(1.071)
Distributions from net realized gain	(2.226)	(1.469)	(.719)
Total distributions	(3.718)	(2.095)	(1.790)
Net asset value, end of period	$54.10	$62.46	$58.82
Total ReturnD,E	(7.90)%	9.94%	7.64%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.26%	.26%	.26%
Expenses net of fee waivers, if any	.26%	.26%	.26%
Expenses net of all reductions	.26%	.26%	.26%
Net investment income (loss)	2.65%	1.01%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$337	$174	$160
Portfolio turnover rateH	54%	41%	45%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class I

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$62.46	$58.82	$56.36	$56.79	$63.88
Income from Investment Operations
Net investment income (loss)A,B	1.417	.493	.919	1.105	.950
Net realized and unrealized gain (loss)	(6.176)	5.120	3.213	1.414	1.280
Total from investment operations	(4.759)	5.613	4.132	2.519	2.230
Distributions from net investment income	(1.365)	(.504)	(.953)	(1.130)	(.938)
Distributions from net realized gain	(2.226)	(1.469)	(.719)	(1.819)	(8.382)
Total distributions	(3.591)	(1.973)	(1.672)	(2.949)	(9.320)
Net asset value, end of period	$54.11	$62.46	$58.82	$56.36	$56.79
Total ReturnC	(8.08)%	9.72%	7.47%	4.74%	3.86%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.46%	.46%	.46%	.50%	.53%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.50%	.53%
Expenses net of all reductions	.46%	.46%	.46%	.50%	.53%
Net investment income (loss)	2.46%	.81%	1.62%	2.03%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$103	$113	$113	$110	$35
Portfolio turnover rateF	54%	41%	45%	62%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class Z6

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$62.45	$58.81	$56.38
Income from Investment Operations
Net investment income (loss)B,C	1.532	.614	1.029
Net realized and unrealized gain (loss)	(6.173)	5.122	3.191
Total from investment operations	(4.641)	5.736	4.220
Distributions from net investment income	(1.483)	(.627)	(1.071)
Distributions from net realized gain	(2.226)	(1.469)	(.719)
Total distributions	(3.709)	(2.096)	(1.790)
Net asset value, end of period	$54.10	$62.45	$58.81
Total ReturnD,E	(7.90)%	9.94%	7.64%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.26%	.26%	.26%
Expenses net of fee waivers, if any	.26%	.26%	.26%
Expenses net of all reductions	.26%	.26%	.26%
Net investment income (loss)	2.65%	1.01%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$166	$183	$169
Portfolio turnover rateH	54%	41%	45%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2022

% of fund's net assets
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13.5
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Securitized Fund	7.4
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.8
Fidelity Series Treasury Bill Index Fund	3.7
71.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.3%
International Equity Funds	17.7%
Bond Funds	61.8%
Short-Term Funds	6.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠

Schedule of Investments July 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 14.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	17,458	$209,150
Fidelity Series Commodity Strategy Fund (a)	22,065	110,544
Fidelity Series Large Cap Growth Index Fund (a)	8,544	132,345
Fidelity Series Large Cap Stock Fund (a)	8,205	144,986
Fidelity Series Large Cap Value Index Fund (a)	19,253	276,852
Fidelity Series Small Cap Opportunities Fund (a)	5,635	70,833
Fidelity Series Value Discovery Fund (a)	6,709	102,106
TOTAL DOMESTIC EQUITY FUNDS
(Cost $928,067)		1,046,816

International Equity Funds - 17.7%
Fidelity Series Canada Fund (a)	6,087	85,646
Fidelity Series Emerging Markets Fund (a)	6,770	55,240
Fidelity Series Emerging Markets Opportunities Fund (a)	30,502	499,014
Fidelity Series International Growth Fund (a)	11,637	178,276
Fidelity Series International Index Fund (a)	7,164	74,651
Fidelity Series International Small Cap Fund (a)	3,364	54,975
Fidelity Series International Value Fund (a)	18,000	176,756
Fidelity Series Overseas Fund (a)	15,827	179,321
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,291,028)		1,303,879

Bond Funds - 61.8%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	98,648	994,376
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	24,980	229,067
Fidelity Series Corporate Bond Fund (a)	53,066	505,723
Fidelity Series Emerging Markets Debt Fund (a)	5,165	38,274
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,516	12,707
Fidelity Series Floating Rate High Income Fund (a)	831	7,347
Fidelity Series Government Bond Index Fund (a)	76,421	742,814
Fidelity Series High Income Fund (a)	4,684	39,670
Fidelity Series International Credit Fund (a)	273	2,343
Fidelity Series International Developed Markets Bond Index Fund (a)	32,165	293,341
Fidelity Series Investment Grade Bond Fund (a)	73,053	767,790
Fidelity Series Investment Grade Securitized Fund (a)	56,750	543,101
Fidelity Series Long-Term Treasury Bond Index Fund (a)	50,423	343,883
Fidelity Series Real Estate Income Fund (a)	2,082	22,362
TOTAL BOND FUNDS
(Cost $4,817,994)		4,542,798

Short-Term Funds - 6.2%
Fidelity Series Government Money Market Fund 1.70% (a)(b)	91,044	91,044
Fidelity Series Short-Term Credit Fund (a)	9,383	90,832
Fidelity Series Treasury Bill Index Fund (a)	27,407	273,248
TOTAL SHORT-TERM FUNDS
(Cost $457,976)		455,124
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,495,065)		7,348,617
NET OTHER ASSETS (LIABILITIES) - 0.0%		(365)
NET ASSETS - 100%		$7,348,252

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$1,233,047	$241,329	$3,276	$(1,657)	$4,803	$994,376
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	364,428	116,885	1,444	(3,617)	(14,859)	229,067
Fidelity Series Blue Chip Growth Fund	289,125	200,520	171,113	59,003	(10,157)	(99,225)	209,150
Fidelity Series Canada Fund	94,119	37,699	47,734	2,210	1,024	538	85,646
Fidelity Series Commodity Strategy Fund	241,470	110,670	215,211	75,019	(1,444)	(24,941)	110,544
Fidelity Series Corporate Bond Fund	661,972	178,627	232,496	18,035	(18,106)	(84,274)	505,723
Fidelity Series Emerging Markets Debt Fund	48,903	14,242	15,290	2,113	(1,806)	(7,775)	38,274
Fidelity Series Emerging Markets Debt Local Currency Fund	16,020	4,771	5,088	593	(358)	(2,638)	12,707
Fidelity Series Emerging Markets Fund	67,670	28,196	21,126	2,152	(1,490)	(18,010)	55,240
Fidelity Series Emerging Markets Opportunities Fund	613,000	350,689	231,443	68,660	(18,757)	(214,475)	499,014
Fidelity Series Floating Rate High Income Fund	9,394	2,355	4,115	389	(79)	(208)	7,347
Fidelity Series Government Bond Index Fund	833,826	269,504	275,217	10,061	(12,527)	(72,772)	742,814
Fidelity Series Government Money Market Fund 1.70%	304,584	31,337	244,877	435	--	--	91,044
Fidelity Series High Income Fund	56,358	13,180	23,971	2,808	(1,400)	(4,497)	39,670
Fidelity Series Inflation-Protected Bond Index Fund	863,559	71,078	896,910	35,540	50,467	(88,194)	--
Fidelity Series International Credit Fund	2,685	84	--	85	--	(426)	2,343
Fidelity Series International Developed Markets Bond Index Fund	--	381,650	71,304	500	(2,846)	(14,159)	293,341
Fidelity Series International Growth Fund	224,175	111,361	100,006	17,933	(8,029)	(49,225)	178,276
Fidelity Series International Index Fund	93,177	33,497	37,405	2,377	(2,113)	(12,505)	74,651
Fidelity Series International Small Cap Fund	78,585	27,958	27,795	9,339	(2,291)	(21,482)	54,975
Fidelity Series International Value Fund	222,330	89,344	110,344	11,250	(1,869)	(22,705)	176,756
Fidelity Series Investment Grade Bond Fund	912,167	262,283	301,608	21,148	(15,077)	(89,975)	767,790
Fidelity Series Investment Grade Securitized Fund	628,793	181,051	212,962	7,847	(10,502)	(43,279)	543,101
Fidelity Series Large Cap Growth Index Fund	184,445	85,919	118,202	5,250	13,939	(33,756)	132,345
Fidelity Series Large Cap Stock Fund	203,037	76,639	117,676	17,830	11,364	(28,378)	144,986
Fidelity Series Large Cap Value Index Fund	393,040	152,331	247,719	23,608	30,430	(51,230)	276,852
Fidelity Series Long-Term Treasury Bond Index Fund	269,756	259,754	118,110	6,901	(10,489)	(57,028)	343,883
Fidelity Series Overseas Fund	224,717	102,842	103,220	6,642	(4,354)	(40,664)	179,321
Fidelity Series Real Estate Income Fund	34,002	8,311	17,300	1,560	(346)	(2,305)	22,362
Fidelity Series Short-Term Credit Fund	261,084	36,578	197,415	3,421	(3,638)	(5,777)	90,832
Fidelity Series Small Cap Opportunities Fund	97,537	51,883	50,438	24,045	(1,170)	(26,979)	70,833
Fidelity Series Treasury Bill Index Fund	848,774	96,453	670,917	1,586	(230)	(832)	273,248
Fidelity Series Value Discovery Fund	144,435	55,851	86,644	14,898	7,655	(19,191)	102,106
Total	$8,922,739	$4,924,132	$5,331,870	$457,958	$(19,473)	$(1,146,423)	$7,348,617

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,046,816	$1,046,816	$--	$--
International Equity Funds	1,303,879	1,303,879	--	--
Bond Funds	4,542,798	4,542,798	--	--
Short-Term Funds	455,124	455,124	--	--
Total Investments in Securities:	$7,348,617	$7,348,617	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $7,495,065)	$7,348,617
Total Investment in Securities (cost $7,495,065)		$7,348,617
Cash		5
Receivable for investments sold		67,957
Receivable for fund shares sold		252
Total assets		7,416,831
Liabilities
Payable for investments purchased	$65,758
Accrued management fee	2,568
Distribution and service plan fees payable	253
Total liabilities		68,579
Net Assets		$7,348,252
Net Assets consist of:
Paid in capital		$7,493,004
Total accumulated earnings (loss)		(144,752)
Net Assets		$7,348,252
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,242,018 ÷ 23,692.81 shares)(a)		$52.42
Maximum offering price per share (100/94.25 of $52.42)		$55.62
Fidelity Managed Retirement 2015:
Net Asset Value, offering price and redemption price per share ($4,767,568 ÷ 90,862.59 shares)		$52.47
Class K:
Net Asset Value, offering price and redemption price per share ($111,188 ÷ 2,119.44 shares)		$52.46
Class K6:
Net Asset Value, offering price and redemption price per share ($837,332 ÷ 15,962.41 shares)		$52.46
Class I:
Net Asset Value, offering price and redemption price per share ($278,619 ÷ 5,309.47 shares)		$52.48
Class Z6:
Net Asset Value, offering price and redemption price per share ($111,527 ÷ 2,124.63 shares)		$52.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2022
Investment Income
Dividends:
Affiliated issuers		$240,909
Expenses
Management fee	$36,848
Distribution and service plan fees	3,406
Independent trustees' fees and expenses	27
Total expenses		40,281
Net investment income (loss)		200,628
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(19,473)
Capital gain distributions from underlying funds:
Affiliated issuers	217,049
Total net realized gain (loss)		197,576
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,146,423)
Total change in net unrealized appreciation (depreciation)		(1,146,423)
Net gain (loss)		(948,847)
Net increase (decrease) in net assets resulting from operations		$(748,219)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$200,628	$63,221
Net realized gain (loss)	197,576	266,675
Change in net unrealized appreciation (depreciation)	(1,146,423)	588,936
Net increase (decrease) in net assets resulting from operations	(748,219)	918,832
Distributions to shareholders	(451,806)	(244,092)
Share transactions - net increase (decrease)	(374,012)	1,466,878
Total increase (decrease) in net assets	(1,574,037)	2,141,618
Net Assets
Beginning of period	8,922,289	6,780,671
End of period	$7,348,252	$8,922,289

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2015 Fund Class A

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$60.51	$55.51	$53.13	$53.98	$64.42
Income from Investment Operations
Net investment income (loss)A,B	1.241	.335	.690	.887	.739
Net realized and unrealized gain (loss)	(6.395)	6.385	3.244	1.236	1.737
Total from investment operations	(5.154)	6.720	3.934	2.123	2.476
Distributions from net investment income	(1.207)	(.369)	(.769)	(.884)	(.726)
Distributions from net realized gain	(1.729)	(1.351)	(.785)	(2.089)	(12.190)
Total distributions	(2.936)	(1.720)	(1.554)	(2.973)	(12.916)
Net asset value, end of period	$52.42	$60.51	$55.51	$53.13	$53.98
Total ReturnC,D	(8.96)%	12.31%	7.54%	4.26%	4.46%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.71%	.72%	.72%	.78%	.83%
Expenses net of fee waivers, if any	.71%	.72%	.72%	.78%	.83%
Expenses net of all reductions	.71%	.72%	.72%	.78%	.82%
Net investment income (loss)	2.20%	.58%	1.30%	1.71%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,242	$1,461	$1,024	$244	$246
Portfolio turnover rateG	60%	32%	61%	67%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$60.56	$55.53	$53.11	$53.97	$64.41
Income from Investment Operations
Net investment income (loss)A,B	1.389	.481	.825	1.017	.879
Net realized and unrealized gain (loss)	(6.410)	6.395	3.250	1.226	1.740
Total from investment operations	(5.021)	6.876	4.075	2.243	2.619
Distributions from net investment income	(1.340)	(.495)	(.870)	(1.014)	(.869)
Distributions from net realized gain	(1.729)	(1.351)	(.785)	(2.089)	(12.190)
Total distributions	(3.069)	(1.846)	(1.655)	(3.103)	(13.059)
Net asset value, end of period	$52.47	$60.56	$55.53	$53.11	$53.97
Total ReturnC	(8.74)%	12.60%	7.83%	4.50%	4.73%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.46%	.47%	.47%	.53%	.58%
Expenses net of fee waivers, if any	.46%	.47%	.47%	.53%	.58%
Expenses net of all reductions	.46%	.47%	.47%	.53%	.57%
Net investment income (loss)	2.45%	.83%	1.55%	1.96%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$4,768	$6,736	$5,155	$4,087	$3,714
Portfolio turnover rateF	60%	32%	61%	67%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class K

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$60.55	$55.52	$53.08
Income from Investment Operations
Net investment income (loss)B,C	1.436	.539	.879
Net realized and unrealized gain (loss)	(6.395)	6.392	3.270
Total from investment operations	(4.959)	6.931	4.149
Distributions from net investment income	(1.402)	(.550)	(.924)
Distributions from net realized gain	(1.729)	(1.351)	(.785)
Total distributions	(3.131)	(1.901)	(1.709)
Net asset value, end of period	$52.46	$60.55	$55.52
Total ReturnD	(8.64)%	12.71%	7.98%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.36%	.37%	.37%
Expenses net of fee waivers, if any	.36%	.37%	.37%
Expenses net of all reductions	.36%	.37%	.37%
Net investment income (loss)	2.55%	.93%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$111	$122	$108
Portfolio turnover rateG	60%	32%	61%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class K6

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$60.56	$55.53	$53.08
Income from Investment Operations
Net investment income (loss)B,C	1.434	.597	.932
Net realized and unrealized gain (loss)	(6.334)	6.391	3.274
Total from investment operations	(4.900)	6.988	4.206
Distributions from net investment income	(1.471)	(.607)	(.971)
Distributions from net realized gain	(1.729)	(1.351)	(.785)
Total distributions	(3.200)	(1.958)	(1.756)
Net asset value, end of period	$52.46	$60.56	$55.53
Total ReturnD	(8.54)%	12.82%	8.09%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.26%	.27%	.27%
Expenses net of fee waivers, if any	.26%	.27%	.27%
Expenses net of all reductions	.26%	.27%	.27%
Net investment income (loss)	2.65%	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$837	$204	$112
Portfolio turnover rateG	60%	32%	61%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class I

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$60.57	$55.54	$53.12	$53.98	$64.42
Income from Investment Operations
Net investment income (loss)A,B	1.376	.481	.827	1.015	.877
Net realized and unrealized gain (loss)	(6.387)	6.390	3.242	1.227	1.742
Total from investment operations	(5.011)	6.871	4.069	2.242	2.619
Distributions from net investment income	(1.350)	(.490)	(.864)	(1.013)	(.869)
Distributions from net realized gain	(1.729)	(1.351)	(.785)	(2.089)	(12.190)
Total distributions	(3.079)	(1.841)	(1.649)	(3.102)	(13.059)
Net asset value, end of period	$52.48	$60.57	$55.54	$53.12	$53.98
Total ReturnC	(8.72)%	12.59%	7.81%	4.50%	4.73%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.46%	.47%	.47%	.53%	.58%
Expenses net of fee waivers, if any	.46%	.47%	.47%	.53%	.58%
Expenses net of all reductions	.46%	.47%	.47%	.53%	.57%
Net investment income (loss)	2.45%	.83%	1.55%	1.97%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$279	$278	$274	$287	$185
Portfolio turnover rateF	60%	32%	61%	67%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class Z6

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$60.58	$55.55	$53.09
Income from Investment Operations
Net investment income (loss)B,C	1.493	.597	.932
Net realized and unrealized gain (loss)	(6.396)	6.390	3.276
Total from investment operations	(4.903)	6.987	4.208
Distributions from net investment income	(1.458)	(.606)	(.963)
Distributions from net realized gain	(1.729)	(1.351)	(.785)
Total distributions	(3.187)	(1.957)	(1.748)
Net asset value, end of period	$52.49	$60.58	$55.55
Total ReturnD	(8.54)%	12.81%	8.09%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.26%	.27%	.27%
Expenses net of fee waivers, if any	.26%	.27%	.27%
Expenses net of all reductions	.26%	.27%	.27%
Net investment income (loss)	2.65%	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$112	$122	$108
Portfolio turnover rateG	60%	32%	61%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9.5
Fidelity Series Government Bond Index Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	7.4
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Large Cap Value Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.0
67.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.2%
International Equity Funds	20.3%
Bond Funds	57.2%
Short-Term Funds	4.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠

Schedule of Investments July 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 18.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	31,932	$382,544
Fidelity Series Commodity Strategy Fund (a)	30,794	154,277
Fidelity Series Large Cap Growth Index Fund (a)	15,628	242,075
Fidelity Series Large Cap Stock Fund (a)	15,008	265,195
Fidelity Series Large Cap Value Index Fund (a)	35,216	506,406
Fidelity Series Small Cap Opportunities Fund (a)	10,348	130,081
Fidelity Series Value Discovery Fund (a)	12,271	186,766
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,710,669)		1,867,344

International Equity Funds - 20.3%
Fidelity Series Canada Fund (a)	10,049	141,395
Fidelity Series Emerging Markets Fund (a)	10,387	84,756
Fidelity Series Emerging Markets Opportunities Fund (a)	46,796	765,590
Fidelity Series International Growth Fund (a)	19,210	294,302
Fidelity Series International Index Fund (a)	11,827	123,237
Fidelity Series International Small Cap Fund (a)	5,564	90,920
Fidelity Series International Value Fund (a)	29,695	291,606
Fidelity Series Overseas Fund (a)	26,128	296,030
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,152,960)		2,087,836

Bond Funds - 57.2%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	96,586	973,591
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	56,193	515,293
Fidelity Series Corporate Bond Fund (a)	68,600	653,761
Fidelity Series Emerging Markets Debt Fund (a)	7,209	53,422
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,116	17,731
Fidelity Series Floating Rate High Income Fund (a)	1,150	10,170
Fidelity Series Government Bond Index Fund (a)	98,788	960,216
Fidelity Series High Income Fund (a)	6,538	55,379
Fidelity Series International Credit Fund (a)	219	1,877
Fidelity Series International Developed Markets Bond Index Fund (a)	44,850	409,032
Fidelity Series Investment Grade Bond Fund (a)	94,440	992,561
Fidelity Series Investment Grade Securitized Fund (a)	73,363	702,080
Fidelity Series Long-Term Treasury Bond Index Fund (a)	72,779	496,350
Fidelity Series Real Estate Income Fund (a)	2,969	31,887
TOTAL BOND FUNDS
(Cost $6,300,990)		5,873,350

Short-Term Funds - 4.3%
Fidelity Series Government Money Market Fund 1.70% (a)(b)	87,618	87,618
Fidelity Series Short-Term Credit Fund (a)	9,030	87,414
Fidelity Series Treasury Bill Index Fund (a)	26,382	263,033
TOTAL SHORT-TERM FUNDS
(Cost $440,701)		438,065
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,605,320)		10,266,595
NET OTHER ASSETS (LIABILITIES) - 0.0%		(257)
NET ASSETS - 100%		$10,266,338

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$1,279,381	$306,833	$3,245	$(1,962)	$3,488	$973,591
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	763,374	204,500	2,898	(7,900)	(35,681)	515,293
Fidelity Series Blue Chip Growth Fund	572,453	402,503	373,668	116,200	(22,238)	(196,506)	382,544
Fidelity Series Canada Fund	170,880	72,410	103,054	3,773	1,116	43	141,395
Fidelity Series Commodity Strategy Fund	361,100	192,510	356,114	112,708	(9,731)	(33,488)	154,277
Fidelity Series Corporate Bond Fund	909,734	316,809	433,394	24,267	(25,309)	(114,079)	653,761
Fidelity Series Emerging Markets Debt Fund	73,167	26,010	31,509	3,084	(2,978)	(11,268)	53,422
Fidelity Series Emerging Markets Debt Local Currency Fund	24,215	8,401	10,450	848	(723)	(3,712)	17,731
Fidelity Series Emerging Markets Fund	113,777	50,862	47,581	3,449	(5,458)	(26,844)	84,756
Fidelity Series Emerging Markets Opportunities Fund	1,029,116	612,405	493,411	109,209	(66,688)	(315,832)	765,590
Fidelity Series Floating Rate High Income Fund	14,358	3,963	7,709	566	(55)	(387)	10,170
Fidelity Series Government Bond Index Fund	1,148,964	458,192	531,119	13,582	(24,464)	(91,357)	960,216
Fidelity Series Government Money Market Fund 1.70%	335,922	53,448	301,752	453	--	--	87,618
Fidelity Series High Income Fund	84,265	24,525	44,530	4,087	(1,684)	(7,197)	55,379
Fidelity Series Inflation-Protected Bond Index Fund	1,145,419	142,189	1,241,455	43,233	43,776	(89,929)	--
Fidelity Series International Credit Fund	2,151	68	--	68	--	(342)	1,877
Fidelity Series International Developed Markets Bond Index Fund	--	570,165	135,775	749	(3,612)	(21,746)	409,032
Fidelity Series International Growth Fund	406,816	211,744	222,426	30,566	(19,586)	(82,246)	294,302
Fidelity Series International Index Fund	169,158	67,180	86,580	4,059	(4,943)	(21,578)	123,237
Fidelity Series International Small Cap Fund	142,609	54,439	64,435	15,893	(5,746)	(35,947)	90,920
Fidelity Series International Value Fund	403,483	176,095	242,834	19,175	(6,715)	(38,423)	291,606
Fidelity Series Investment Grade Bond Fund	1,253,672	458,087	576,167	28,477	(22,883)	(120,148)	992,561
Fidelity Series Investment Grade Securitized Fund	864,637	313,643	402,941	10,583	(16,683)	(56,576)	702,080
Fidelity Series Large Cap Growth Index Fund	365,184	181,819	263,506	9,943	9,211	(50,633)	242,075
Fidelity Series Large Cap Stock Fund	402,019	165,827	265,898	34,698	3,883	(40,636)	265,195
Fidelity Series Large Cap Value Index Fund	778,109	326,521	554,186	44,703	18,594	(62,632)	506,406
Fidelity Series Long-Term Treasury Bond Index Fund	403,340	427,287	231,565	10,333	(17,840)	(84,872)	496,350
Fidelity Series Overseas Fund	407,786	193,855	224,371	11,321	(11,781)	(69,459)	296,030
Fidelity Series Real Estate Income Fund	50,843	14,283	29,136	2,312	(521)	(3,582)	31,887
Fidelity Series Short-Term Credit Fund	288,074	56,062	246,648	3,616	(5,033)	(5,041)	87,414
Fidelity Series Small Cap Opportunities Fund	193,119	112,979	118,660	47,642	(10,555)	(46,802)	130,081
Fidelity Series Treasury Bill Index Fund	936,079	158,629	830,565	1,659	(479)	(631)	263,033
Fidelity Series Value Discovery Fund	285,980	122,581	198,193	28,480	3,932	(27,534)	186,766
Total	$13,336,429	$8,018,246	$9,180,965	$745,879	$(215,055)	$(1,691,577)	$10,266,595

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,867,344	$1,867,344	$--	$--
International Equity Funds	2,087,836	2,087,836	--	--
Bond Funds	5,873,350	5,873,350	--	--
Short-Term Funds	438,065	438,065	--	--
Total Investments in Securities:	$10,266,595	$10,266,595	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $10,605,320)	$10,266,595
Total Investment in Securities (cost $10,605,320)		$10,266,595
Cash		40
Receivable for investments sold		126,822
Receivable for fund shares sold		1,601
Total assets		10,395,058
Liabilities
Payable for investments purchased	$68,041
Payable for fund shares redeemed	56,785
Accrued management fee	3,788
Distribution and service plan fees payable	106
Total liabilities		128,720
Net Assets		$10,266,338
Net Assets consist of:
Paid in capital		$10,730,809
Total accumulated earnings (loss)		(464,471)
Net Assets		$10,266,338
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($508,545 ÷ 9,827.68 shares)(a)		$51.75
Maximum offering price per share (100/94.25 of $51.75)		$54.91
Fidelity Managed Retirement 2020:
Net Asset Value, offering price and redemption price per share ($8,171,084 ÷ 157,625.30 shares)		$51.84
Class K:
Net Asset Value, offering price and redemption price per share ($113,498 ÷ 2,188.81 shares)		$51.85
Class K6:
Net Asset Value, offering price and redemption price per share ($1,110,377 ÷ 21,417.07 shares)		$51.85
Class I:
Net Asset Value, offering price and redemption price per share ($248,996 ÷ 4,800.76 shares)		$51.87
Class Z6:
Net Asset Value, offering price and redemption price per share ($113,838 ÷ 2,195.24 shares)		$51.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2022
Investment Income
Dividends:
Affiliated issuers		$355,139
Expenses
Management fee	$54,581
Distribution and service plan fees	1,511
Independent trustees' fees and expenses	39
Total expenses		56,131
Net investment income (loss)		299,008
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(215,055)
Capital gain distributions from underlying funds:
Affiliated issuers	390,740
Total net realized gain (loss)		175,685
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,691,577)
Total change in net unrealized appreciation (depreciation)		(1,691,577)
Net gain (loss)		(1,515,892)
Net increase (decrease) in net assets resulting from operations		$(1,216,884)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$299,008	$78,901
Net realized gain (loss)	175,685	281,375
Change in net unrealized appreciation (depreciation)	(1,691,577)	938,443
Net increase (decrease) in net assets resulting from operations	(1,216,884)	1,298,719
Distributions to shareholders	(584,790)	(302,488)
Share transactions - net increase (decrease)	(1,268,088)	5,156,666
Total increase (decrease) in net assets	(3,069,762)	6,152,897
Net Assets
Beginning of period	13,336,100	7,183,203
End of period	$10,266,338	$13,336,100

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2020 Fund Class A

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$59.83	$53.77	$51.34	$52.52	$62.67
Income from Investment Operations
Net investment income (loss)A,B	1.245	.327	.639	.783	.676
Net realized and unrealized gain (loss)	(6.741)	7.664	3.282	1.134	2.152
Total from investment operations	(5.496)	7.991	3.921	1.917	2.828
Distributions from net investment income	(1.232)	(.409)	(.754)	(.822)	(.685)
Distributions from net realized gain	(1.352)	(1.522)	(.737)	(2.275)	(12.293)
Total distributions	(2.584)	(1.931)	(1.491)	(3.097)	(12.978)
Net asset value, end of period	$51.75	$59.83	$53.77	$51.34	$52.52
Total ReturnC,D	(9.62)%	15.15%	7.76%	4.02%	5.29%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.72%	.72%	.72%	.81%G	.87%
Expenses net of fee waivers, if any	.72%	.72%	.72%	.81%G	.87%
Expenses net of all reductions	.72%	.72%	.72%	.81%G	.87%
Net investment income (loss)	2.22%	.57%	1.26%	1.57%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$509	$678	$155	$20	$17
Portfolio turnover rateH	67%	35%	69%	86%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$59.92	$53.81	$51.35	$52.53	$62.67
Income from Investment Operations
Net investment income (loss)A,B	1.389	.470	.777	.916	.818
Net realized and unrealized gain (loss)	(6.758)	7.671	3.281	1.125	2.145
Total from investment operations	(5.369)	8.141	4.058	2.041	2.963
Distributions from net investment income	(1.359)	(.509)	(.861)	(.946)	(.810)
Distributions from net realized gain	(1.352)	(1.522)	(.737)	(2.275)	(12.293)
Total distributions	(2.711)	(2.031)	(1.598)	(3.221)	(13.103)
Net asset value, end of period	$51.84	$59.92	$53.81	$51.35	$52.53
Total ReturnC	(9.40)%	15.44%	8.04%	4.28%	5.56%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.47%	.47%	.47%	.55%	.62%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.55%	.62%
Expenses net of all reductions	.47%	.47%	.47%	.55%	.61%
Net investment income (loss)	2.47%	.82%	1.51%	1.83%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$8,171	$11,460	$6,193	$4,303	$3,139
Portfolio turnover rateF	67%	35%	69%	86%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class K

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$59.93	$53.82	$51.28
Income from Investment Operations
Net investment income (loss)B,C	1.439	.526	.829
Net realized and unrealized gain (loss)	(6.752)	7.661	3.357
Total from investment operations	(5.313)	8.187	4.186
Distributions from net investment income	(1.415)	(.555)	(.909)
Distributions from net realized gain	(1.352)	(1.522)	(.737)
Total distributions	(2.767)	(2.077)	(1.646)
Net asset value, end of period	$51.85	$59.93	$53.82
Total ReturnD,E	(9.31)%	15.53%	8.31%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.37%	.37%	.37%
Expenses net of fee waivers, if any	.37%	.37%	.37%
Expenses net of all reductions	.37%	.37%	.37%
Net investment income (loss)	2.57%	.92%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$113	$125	$108
Portfolio turnover rateH	67%	35%	69%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class K6

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$59.93	$53.82	$51.28
Income from Investment Operations
Net investment income (loss)B,C	1.458	.584	.869
Net realized and unrealized gain (loss)	(6.709)	7.661	3.369
Total from investment operations	(5.251)	8.245	4.238
Distributions from net investment income	(1.477)	(.613)	(.961)
Distributions from net realized gain	(1.352)	(1.522)	(.737)
Total distributions	(2.829)	(2.135)	(1.698)
Net asset value, end of period	$51.85	$59.93	$53.82
Total ReturnD,E	(9.21)%	15.65%	8.42%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.27%	.27%	.27%
Expenses net of fee waivers, if any	.27%	.27%	.27%
Expenses net of all reductions	.27%	.27%	.27%
Net investment income (loss)	2.67%	1.02%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,110	$628	$406
Portfolio turnover rateH	67%	35%	69%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class I

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$59.95	$53.83	$51.35	$52.53	$62.67
Income from Investment Operations
Net investment income (loss)A,B	1.389	.470	.779	.890	.812
Net realized and unrealized gain (loss)	(6.761)	7.673	3.282	1.148	2.161
Total from investment operations	(5.372)	8.143	4.061	2.038	2.973
Distributions from net investment income	(1.356)	(.501)	(.844)	(.943)	(.820)
Distributions from net realized gain	(1.352)	(1.522)	(.737)	(2.275)	(12.293)
Total distributions	(2.708)	(2.023)	(1.581)	(3.218)	(13.113)
Net asset value, end of period	$51.87	$59.95	$53.83	$51.35	$52.53
Total ReturnC	(9.40)%	15.44%	8.05%	4.27%	5.58%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.47%	.47%	.47%	.55%	.62%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.55%	.62%
Expenses net of all reductions	.47%	.47%	.47%	.55%	.61%
Net investment income (loss)	2.47%	.82%	1.51%	1.83%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$249	$320	$212	$291	$28
Portfolio turnover rateF	67%	35%	69%	86%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class Z6

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$59.94	$53.82	$51.28
Income from Investment Operations
Net investment income (loss)B,C	1.494	.583	.881
Net realized and unrealized gain (loss)	(6.747)	7.669	3.352
Total from investment operations	(5.253)	8.252	4.233
Distributions from net investment income	(1.475)	(.610)	(.956)
Distributions from net realized gain	(1.352)	(1.522)	(.737)
Total distributions	(2.827)	(2.132)	(1.693)
Net asset value, end of period	$51.86	$59.94	$53.82
Total ReturnD,E	(9.21)%	15.66%	8.41%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.27%	.27%	.27%
Expenses net of fee waivers, if any	.27%	.27%	.27%
Expenses net of all reductions	.27%	.27%	.27%
Net investment income (loss)	2.67%	1.02%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$114	$125	$108
Portfolio turnover rateH	67%	35%	69%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	8.9
Fidelity Series Government Bond Index Fund	8.6
Fidelity Series Emerging Markets Opportunities Fund	8.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series Investment Grade Securitized Fund	6.3
Fidelity Series Large Cap Value Index Fund	6.1
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Blue Chip Growth Fund	4.6
65.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.0%
International Equity Funds	22.8%
Bond Funds	52.7%
Short-Term Funds	2.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠

Schedule of Investments July 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 22.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	215,410	$2,580,615
Fidelity Series Commodity Strategy Fund (a)	169,081	847,095
Fidelity Series Large Cap Growth Index Fund (a)	105,427	1,633,061
Fidelity Series Large Cap Stock Fund (a)	101,265	1,789,350
Fidelity Series Large Cap Value Index Fund (a)	237,614	3,416,886
Fidelity Series Small Cap Opportunities Fund (a)	69,497	873,574
Fidelity Series Value Discovery Fund (a)	82,801	1,260,235
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,516,692)		12,400,816

International Equity Funds - 22.8%
Fidelity Series Canada Fund (a)	63,433	892,508
Fidelity Series Emerging Markets Fund (a)	61,995	505,875
Fidelity Series Emerging Markets Opportunities Fund (a)	279,117	4,566,346
Fidelity Series International Growth Fund (a)	121,286	1,858,103
Fidelity Series International Index Fund (a)	74,655	777,904
Fidelity Series International Small Cap Fund (a)	35,158	574,478
Fidelity Series International Value Fund (a)	187,638	1,842,603
Fidelity Series Overseas Fund (a)	164,934	1,868,698
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,838,743)		12,886,515

Bond Funds - 52.7%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	310,672	3,131,574
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	419,734	3,848,965
Fidelity Series Corporate Bond Fund (a)	346,514	3,302,280
Fidelity Series Emerging Markets Debt Fund (a)	39,599	293,431
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,648	97,612
Fidelity Series Floating Rate High Income Fund (a)	6,366	56,275
Fidelity Series Government Bond Index Fund (a)	499,031	4,850,584
Fidelity Series High Income Fund (a)	35,873	303,848
Fidelity Series International Credit Fund (a)	1,459	12,522
Fidelity Series International Developed Markets Bond Index Fund (a)	245,255	2,236,726
Fidelity Series Investment Grade Bond Fund (a)	477,032	5,013,601
Fidelity Series Investment Grade Securitized Fund (a)	370,567	3,546,325
Fidelity Series Long-Term Treasury Bond Index Fund (a)	414,249	2,825,179
Fidelity Series Real Estate Income Fund (a)	16,391	176,042
TOTAL BOND FUNDS
(Cost $32,130,127)		29,694,964

Short-Term Funds - 2.5%
Fidelity Series Government Money Market Fund 1.70% (a)(b)	280,213	280,213
Fidelity Series Short-Term Credit Fund (a)	28,880	279,557
Fidelity Series Treasury Bill Index Fund (a)	84,367	841,140
TOTAL SHORT-TERM FUNDS
(Cost $1,410,313)		1,400,910
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $58,895,875)		56,383,205
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,002)
NET ASSETS - 100%		$56,382,203

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$3,578,843	$455,956	$9,841	$(2,915)	$13,068	$3,131,574
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	4,865,442	746,711	18,294	(22,604)	(247,162)	3,848,965
Fidelity Series Blue Chip Growth Fund	3,088,256	2,336,819	1,563,297	656,724	(117,500)	(1,163,663)	2,580,615
Fidelity Series Canada Fund	875,741	384,389	377,704	21,751	6,306	3,776	892,508
Fidelity Series Commodity Strategy Fund	1,607,889	941,054	1,529,416	518,582	(46,457)	(125,975)	847,095
Fidelity Series Corporate Bond Fund	3,769,558	1,469,034	1,299,637	111,950	(60,690)	(575,985)	3,302,280
Fidelity Series Emerging Markets Debt Fund	325,232	124,154	84,536	15,363	(2,906)	(68,513)	293,431
Fidelity Series Emerging Markets Debt Local Currency Fund	107,076	41,374	29,001	4,267	(2,707)	(19,130)	97,612
Fidelity Series Emerging Markets Fund	554,044	256,982	131,606	19,014	(6,121)	(167,424)	505,875
Fidelity Series Emerging Markets Opportunities Fund	5,016,459	3,128,652	1,506,461	600,437	(177,200)	(1,895,104)	4,566,346
Fidelity Series Floating Rate High Income Fund	63,058	21,020	25,495	2,827	(440)	(1,868)	56,275
Fidelity Series Government Bond Index Fund	4,761,207	2,137,986	1,524,393	62,853	(46,802)	(477,414)	4,850,584
Fidelity Series Government Money Market Fund 1.70%	1,030,062	186,033	935,882	1,475	--	--	280,213
Fidelity Series High Income Fund	375,256	124,996	152,138	20,381	(5,483)	(38,783)	303,848
Fidelity Series Inflation-Protected Bond Index Fund	4,463,097	723,347	4,987,092	189,282	161,746	(361,098)	--
Fidelity Series International Credit Fund	14,348	453	--	453	--	(2,279)	12,522
Fidelity Series International Developed Markets Bond Index Fund	--	2,716,898	355,171	3,776	(12,523)	(112,478)	2,236,726
Fidelity Series International Growth Fund	2,085,485	1,136,387	783,239	175,995	(55,619)	(524,911)	1,858,103
Fidelity Series International Index Fund	866,979	359,958	298,555	23,402	(19,090)	(131,388)	777,904
Fidelity Series International Small Cap Fund	730,992	286,649	201,787	91,456	(23,995)	(217,381)	574,478
Fidelity Series International Value Fund	2,068,383	952,412	920,184	110,406	(27,761)	(230,247)	1,842,603
Fidelity Series Investment Grade Bond Fund	5,194,657	2,172,220	1,703,174	131,669	(58,868)	(591,234)	5,013,601
Fidelity Series Investment Grade Securitized Fund	3,583,516	1,449,654	1,157,049	49,482	(38,281)	(291,515)	3,546,325
Fidelity Series Large Cap Growth Index Fund	1,970,127	1,025,943	1,108,019	61,296	29,101	(284,091)	1,633,061
Fidelity Series Large Cap Stock Fund	2,168,720	993,373	1,167,734	196,649	3,608	(208,617)	1,789,350
Fidelity Series Large Cap Value Index Fund	4,198,036	1,887,242	2,394,261	273,300	36,050	(310,181)	3,416,886
Fidelity Series Long-Term Treasury Bond Index Fund	1,796,166	2,236,717	684,194	53,436	(57,770)	(465,740)	2,825,179
Fidelity Series Overseas Fund	2,090,511	1,053,638	808,609	65,187	(27,711)	(439,131)	1,868,698
Fidelity Series Real Estate Income Fund	226,409	74,121	104,446	11,312	(2,441)	(17,601)	176,042
Fidelity Series Short-Term Credit Fund	882,979	194,195	763,986	12,076	(17,573)	(16,058)	279,557
Fidelity Series Small Cap Opportunities Fund	1,041,815	631,519	472,714	267,154	(38,418)	(288,628)	873,574
Fidelity Series Treasury Bill Index Fund	2,868,961	555,830	2,580,051	5,398	(1,983)	(1,617)	841,140
Fidelity Series Value Discovery Fund	1,542,742	726,998	866,486	173,390	7,411	(150,430)	1,260,235
Total	$59,367,761	$38,774,332	$31,718,984	$3,958,878	$(629,636)	$(9,408,802)	$56,383,205

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$12,400,816	$12,400,816	$--	$--
International Equity Funds	12,886,515	12,886,515	--	--
Bond Funds	29,694,964	29,694,964	--	--
Short-Term Funds	1,400,910	1,400,910	--	--
Total Investments in Securities:	$56,383,205	$56,383,205	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $58,895,875)	$56,383,205
Total Investment in Securities (cost $58,895,875)		$56,383,205
Cash		411
Receivable for investments sold		542,095
Receivable for fund shares sold		87,151
Total assets		57,012,862
Liabilities
Payable for investments purchased	$595,627
Payable for fund shares redeemed	13,431
Accrued management fee	21,260
Distribution and service plan fees payable	341
Total liabilities		630,659
Net Assets		$56,382,203
Net Assets consist of:
Paid in capital		$58,873,388
Total accumulated earnings (loss)		(2,491,185)
Net Assets		$56,382,203
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,689,133 ÷ 31,531.86 shares)(a)		$53.57
Maximum offering price per share (100/94.25 of $53.57)		$56.84
Fidelity Managed Retirement 2025:
Net Asset Value, offering price and redemption price per share ($51,468,287 ÷ 958,605.00 shares)		$53.69
Class K:
Net Asset Value, offering price and redemption price per share ($115,349 ÷ 2,147.55 shares)		$53.71
Class K6:
Net Asset Value, offering price and redemption price per share ($2,437,449 ÷ 45,389.24 shares)		$53.70
Class I:
Net Asset Value, offering price and redemption price per share ($556,291 ÷ 10,336.86 shares)		$53.82
Class Z6:
Net Asset Value, offering price and redemption price per share ($115,694 ÷ 2,150.43 shares)		$53.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2022
Investment Income
Dividends:
Affiliated issuers		$1,750,020
Expenses
Management fee	$283,166
Distribution and service plan fees	4,569
Independent trustees' fees and expenses	193
Total expenses		287,928
Net investment income (loss)		1,462,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(629,636)
Capital gain distributions from underlying funds:
Affiliated issuers	2,208,858
Total net realized gain (loss)		1,579,222
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(9,408,802)
Total change in net unrealized appreciation (depreciation)		(9,408,802)
Net gain (loss)		(7,829,580)
Net increase (decrease) in net assets resulting from operations		$(6,367,488)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,462,092	$399,107
Net realized gain (loss)	1,579,222	1,444,900
Change in net unrealized appreciation (depreciation)	(9,408,802)	5,220,582
Net increase (decrease) in net assets resulting from operations	(6,367,488)	7,064,589
Distributions to shareholders	(3,176,472)	(1,411,503)
Share transactions - net increase (decrease)	6,559,519	21,499,635
Total increase (decrease) in net assets	(2,984,441)	27,152,721
Net Assets
Beginning of period	59,366,644	32,213,923
End of period	$56,382,203	$59,366,644

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2025 Fund Class A

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$62.69	$55.13	$52.89	$54.27	$64.30
Income from Investment Operations
Net investment income (loss)A,B	1.274	.377	.692	.818	.678
Net realized and unrealized gain (loss)	(7.367)	9.095	3.455	1.072	2.470
Total from investment operations	(6.093)	9.472	4.147	1.890	3.148
Distributions from net investment income	(1.297)	(.446)	(.756)	(.820)	(.654)
Distributions from net realized gain	(1.730)	(1.466)	(1.151)	(2.450)	(12.524)
Total distributions	(3.027)	(1.912)	(1.907)	(3.270)	(13.178)
Net asset value, end of period	$53.57	$62.69	$55.13	$52.89	$54.27
Total ReturnC,D	(10.25)%	17.50%	8.01%	3.87%	5.74%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.73%	.73%	.73%	.84%	.91%
Expenses net of fee waivers, if any	.73%	.73%	.73%	.84%	.91%
Expenses net of all reductions	.73%	.73%	.73%	.84%	.91%
Net investment income (loss)	2.19%	.63%	1.32%	1.59%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$1,689	$1,867	$993	$556	$577
Portfolio turnover rateG	53%	27%	67%	48%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$62.80	$55.19	$52.92	$54.31	$64.34
Income from Investment Operations
Net investment income (loss)A,B	1.421	.525	.825	.950	.820
Net realized and unrealized gain (loss)	(7.388)	9.109	3.466	1.062	2.468
Total from investment operations	(5.967)	9.634	4.291	2.012	3.288
Distributions from net investment income	(1.413)	(.558)	(.870)	(.952)	(.794)
Distributions from net realized gain	(1.730)	(1.466)	(1.151)	(2.450)	(12.524)
Total distributions	(3.143)	(2.024)	(2.021)	(3.402)	(13.318)
Net asset value, end of period	$53.69	$62.80	$55.19	$52.92	$54.31
Total ReturnC	(10.03)%	17.79%	8.30%	4.11%	6.01%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.48%	.48%	.48%	.59%	.66%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.59%	.66%
Expenses net of all reductions	.48%	.48%	.48%	.59%	.66%
Net investment income (loss)	2.44%	.88%	1.57%	1.84%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$51,468	$55,127	$30,093	$20,130	$16,953
Portfolio turnover rateF	53%	27%	67%	48%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class K

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$62.82	$55.20	$52.82
Income from Investment Operations
Net investment income (loss)B,C	1.480	.582	.879
Net realized and unrealized gain (loss)	(7.390)	9.109	3.572
Total from investment operations	(5.910)	9.691	4.451
Distributions from net investment income	(1.470)	(.605)	(.920)
Distributions from net realized gain	(1.730)	(1.466)	(1.151)
Total distributions	(3.200)	(2.071)	(2.071)
Net asset value, end of period	$53.71	$62.82	$55.20
Total ReturnD,E	(9.94)%	17.90%	8.63%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.38%	.38%	.38%
Expenses net of fee waivers, if any	.38%	.38%	.38%
Expenses net of all reductions	.38%	.38%	.38%
Net investment income (loss)	2.54%	.98%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$115	$128	$109
Portfolio turnover rateH	53%	27%	67%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class K6

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$62.81	$55.20	$52.82
Income from Investment Operations
Net investment income (loss)B,C	1.527	.648	.932
Net realized and unrealized gain (loss)	(7.379)	9.105	3.567
Total from investment operations	(5.852)	9.753	4.499
Distributions from net investment income	(1.528)	(.677)	(.968)
Distributions from net realized gain	(1.730)	(1.466)	(1.151)
Total distributions	(3.258)	(2.143)	(2.119)
Net asset value, end of period	$53.70	$62.81	$55.20
Total ReturnD,E	(9.85)%	18.03%	8.73%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.28%	.28%	.28%
Expenses net of fee waivers, if any	.28%	.28%	.28%
Expenses net of all reductions	.28%	.28%	.28%
Net investment income (loss)	2.64%	1.08%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$2,437	$1,351	$412
Portfolio turnover rateH	53%	27%	67%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class I

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$62.93	$55.30	$53.00	$54.38	$64.33
Income from Investment Operations
Net investment income (loss)A,B	1.427	.525	.831	.906	.835
Net realized and unrealized gain (loss)	(7.400)	9.122	3.463	1.114	2.466
Total from investment operations	(5.973)	9.647	4.294	2.020	3.301
Distributions from net investment income	(1.407)	(.551)	(.843)	(.950)	(.727)
Distributions from net realized gain	(1.730)	(1.466)	(1.151)	(2.450)	(12.524)
Total distributions	(3.137)	(2.017)	(1.994)	(3.400)	(13.251)
Net asset value, end of period	$53.82	$62.93	$55.30	$53.00	$54.38
Total ReturnC	(10.02)%	17.78%	8.29%	4.12%	6.03%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.48%	.48%	.48%	.57%F	.66%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.57%F	.66%
Expenses net of all reductions	.48%	.48%	.48%	.57%F	.65%
Net investment income (loss)	2.44%	.88%	1.57%	1.87%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$556	$765	$498	$678	$28
Portfolio turnover rateG	53%	27%	67%	48%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class Z6

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$62.91	$55.28	$52.89
Income from Investment Operations
Net investment income (loss)B,C	1.541	.643	.933
Net realized and unrealized gain (loss)	(7.395)	9.116	3.577
Total from investment operations	(5.854)	9.759	4.510
Distributions from net investment income	(1.526)	(.663)	(.969)
Distributions from net realized gain	(1.730)	(1.466)	(1.151)
Total distributions	(3.256)	(2.129)	(2.120)
Net asset value, end of period	$53.80	$62.91	$55.28
Total ReturnD,E	(9.84)%	18.01%	8.74%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.28%	.28%	.28%
Expenses net of fee waivers, if any	.28%	.28%	.28%
Expenses net of all reductions	.28%	.28%	.28%
Net investment income (loss)	2.64%	1.08%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$116	$128	$109
Portfolio turnover rateH	53%	27%	67%

 A For the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2022

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series Investment Grade Bond Fund	8.1
Fidelity Series Government Bond Index Fund	7.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.5
Fidelity Series Large Cap Value Index Fund	6.8
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Blue Chip Growth Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
64.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.6%
International Equity Funds	24.6%
Bond Funds	48.6%
Short-Term Funds	2.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2030 Fund℠

Schedule of Investments July 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 24.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	148,610	$1,780,353
Fidelity Series Commodity Strategy Fund (a)	103,343	517,746
Fidelity Series Large Cap Growth Index Fund (a)	72,733	1,126,641
Fidelity Series Large Cap Stock Fund (a)	69,862	1,234,468
Fidelity Series Large Cap Value Index Fund (a)	163,929	2,357,303
Fidelity Series Small Cap Opportunities Fund (a)	47,834	601,276
Fidelity Series Value Discovery Fund (a)	57,125	869,437
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,581,107)		8,487,224

International Equity Funds - 24.6%
Fidelity Series Canada Fund (a)	42,243	594,353
Fidelity Series Emerging Markets Fund (a)	40,002	326,417
Fidelity Series Emerging Markets Opportunities Fund (a)	180,052	2,945,650
Fidelity Series International Growth Fund (a)	80,762	1,237,274
Fidelity Series International Index Fund (a)	49,714	518,019
Fidelity Series International Small Cap Fund (a)	23,406	382,451
Fidelity Series International Value Fund (a)	124,941	1,226,921
Fidelity Series Overseas Fund (a)	109,827	1,244,340
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,922,724)		8,475,425

Bond Funds - 48.6%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	102,051	1,028,674
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	282,944	2,594,598
Fidelity Series Corporate Bond Fund (a)	194,449	1,853,100
Fidelity Series Emerging Markets Debt Fund (a)	24,211	179,402
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,129	59,742
Fidelity Series Floating Rate High Income Fund (a)	3,890	34,387
Fidelity Series Government Bond Index Fund (a)	280,029	2,721,885
Fidelity Series High Income Fund (a)	21,920	185,661
Fidelity Series International Credit Fund (a)	573	4,920
Fidelity Series International Developed Markets Bond Index Fund (a)	149,961	1,367,641
Fidelity Series Investment Grade Bond Fund (a)	267,687	2,813,392
Fidelity Series Investment Grade Securitized Fund (a)	207,947	1,990,052
Fidelity Series Long-Term Treasury Bond Index Fund (a)	266,703	1,818,918
Fidelity Series Real Estate Income Fund (a)	10,035	107,776
TOTAL BOND FUNDS
(Cost $18,433,449)		16,760,148

Short-Term Funds - 2.2%
Fidelity Series Government Money Market Fund 1.70% (a)(b)	149,333	149,333
Fidelity Series Short-Term Credit Fund (a)	15,391	148,987
Fidelity Series Treasury Bill Index Fund (a)	44,955	448,198
TOTAL SHORT-TERM FUNDS
(Cost $754,474)		746,518
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $37,691,754)		34,469,315
NET OTHER ASSETS (LIABILITIES) - 0.0%		(368)
NET ASSETS - 100%		$34,468,947

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$1,326,390	$300,166	$3,428	$(1,655)	$4,615	$1,028,674
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	3,316,484	530,276	12,232	(17,214)	(174,396)	2,594,598
Fidelity Series Blue Chip Growth Fund	1,862,770	1,896,935	1,087,815	414,048	(90,009)	(801,528)	1,780,353
Fidelity Series Canada Fund	514,259	348,464	270,212	13,725	(135)	1,977	594,353
Fidelity Series Commodity Strategy Fund	863,759	658,933	925,164	288,722	(23,859)	(55,923)	517,746
Fidelity Series Corporate Bond Fund	1,951,420	1,146,646	877,055	63,015	(45,666)	(322,245)	1,853,100
Fidelity Series Emerging Markets Debt Fund	174,766	106,874	58,073	9,230	(2,163)	(42,002)	179,402
Fidelity Series Emerging Markets Debt Local Currency Fund	57,998	34,438	19,603	2,479	(1,532)	(11,559)	59,742
Fidelity Series Emerging Markets Fund	315,957	218,709	94,506	11,652	(6,335)	(107,408)	326,417
Fidelity Series Emerging Markets Opportunities Fund	2,857,102	2,447,393	1,023,400	368,555	(141,910)	(1,193,535)	2,945,650
Fidelity Series Floating Rate High Income Fund	34,247	18,434	16,772	1,700	(125)	(1,397)	34,387
Fidelity Series Government Bond Index Fund	2,463,957	1,624,983	1,064,775	35,585	(32,739)	(269,541)	2,721,885
Fidelity Series Government Money Market Fund 1.70%	330,211	129,081	309,959	712	--	--	149,333
Fidelity Series High Income Fund	201,479	111,994	100,049	12,241	(4,229)	(23,534)	185,661
Fidelity Series Inflation-Protected Bond Index Fund	2,214,074	602,993	2,706,185	104,841	(2,670)	(108,212)	--
Fidelity Series International Credit Fund	5,637	178	--	178	--	(895)	4,920
Fidelity Series International Developed Markets Bond Index Fund	--	1,686,952	239,952	2,368	(10,151)	(69,208)	1,367,641
Fidelity Series International Growth Fund	1,224,201	946,924	541,597	111,137	(41,253)	(351,001)	1,237,274
Fidelity Series International Index Fund	509,083	318,554	207,026	14,765	(12,068)	(90,524)	518,019
Fidelity Series International Small Cap Fund	429,024	261,068	143,916	57,791	(17,628)	(146,097)	382,451
Fidelity Series International Value Fund	1,214,424	812,686	622,478	69,720	(18,973)	(158,738)	1,226,921
Fidelity Series Investment Grade Bond Fund	2,689,245	1,659,602	1,159,591	74,399	(43,933)	(331,931)	2,813,392
Fidelity Series Investment Grade Securitized Fund	1,855,329	1,138,608	812,713	28,310	(26,793)	(164,379)	1,990,052
Fidelity Series Large Cap Growth Index Fund	1,188,199	864,201	729,484	40,622	(13,962)	(182,313)	1,126,641
Fidelity Series Large Cap Stock Fund	1,308,066	867,984	800,177	122,501	(21,264)	(120,141)	1,234,468
Fidelity Series Large Cap Value Index Fund	2,531,380	1,614,639	1,587,813	179,616	(28,593)	(172,310)	2,357,303
Fidelity Series Long-Term Treasury Bond Index Fund	964,351	1,681,908	483,835	33,609	(29,357)	(314,149)	1,818,918
Fidelity Series Overseas Fund	1,227,072	893,395	554,032	41,164	(27,634)	(294,461)	1,244,340
Fidelity Series Real Estate Income Fund	121,569	71,372	72,716	6,543	(3,105)	(9,344)	107,776
Fidelity Series Short-Term Credit Fund	283,464	130,409	250,953	4,779	(7,076)	(6,857)	148,987
Fidelity Series Small Cap Opportunities Fund	628,267	521,748	329,418	167,820	(31,193)	(188,128)	601,276
Fidelity Series Treasury Bill Index Fund	920,675	387,823	858,561	2,686	(491)	(1,248)	448,198
Fidelity Series Value Discovery Fund	930,373	646,049	605,393	115,576	(16,621)	(84,971)	869,437
Total	$31,872,358	$28,492,851	$19,383,665	$2,415,749	$(720,336)	$(5,791,383)	$34,469,315

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$8,487,224	$8,487,224	$--	$--
International Equity Funds	8,475,425	8,475,425	--	--
Bond Funds	16,760,148	16,760,148	--	--
Short-Term Funds	746,518	746,518	--	--
Total Investments in Securities:	$34,469,315	$34,469,315	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $37,691,754)	$34,469,315
Total Investment in Securities (cost $37,691,754)		$34,469,315
Cash		178
Receivable for investments sold		378,894
Receivable for fund shares sold		1,768
Total assets		34,850,155
Liabilities
Payable for investments purchased	$320,924
Payable for fund shares redeemed	47,000
Accrued management fee	13,194
Distribution and service plan fees payable	90
Total liabilities		381,208
Net Assets		$34,468,947
Net Assets consist of:
Paid in capital		$38,000,682
Total accumulated earnings (loss)		(3,531,735)
Net Assets		$34,468,947
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($455,185 ÷ 42,638.96 shares)(a)		$10.68
Maximum offering price per share (100/94.25 of $10.68)		$11.33
Fidelity Managed Retirement 2030 Fund:
Net Asset Value, offering price and redemption price per share ($32,368,680 ÷ 3,028,770.00 shares)		$10.69
Class K:
Net Asset Value, offering price and redemption price per share ($196,346 ÷ 18,338.93 shares)		$10.71
Class K6:
Net Asset Value, offering price and redemption price per share ($891,887 ÷ 83,311.91 shares)		$10.71
Class I:
Net Asset Value, offering price and redemption price per share ($359,217 ÷ 33,572.42 shares)		$10.70
Class Z6:
Net Asset Value, offering price and redemption price per share ($197,632 ÷ 18,456.33 shares)		$10.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2022
Investment Income
Dividends:
Affiliated issuers		$1,025,694
Expenses
Management fee	$169,161
Distribution and service plan fees	1,198
Independent trustees' fees and expenses	113
Total expenses		170,472
Net investment income (loss)		855,222
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(720,336)
Capital gain distributions from underlying funds:
Affiliated issuers	1,390,055
Total net realized gain (loss)		669,719
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(5,791,383)
Total change in net unrealized appreciation (depreciation)		(5,791,383)
Net gain (loss)		(5,121,664)
Net increase (decrease) in net assets resulting from operations		$(4,266,442)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$855,222	$141,083
Net realized gain (loss)	669,719	441,910
Change in net unrealized appreciation (depreciation)	(5,791,383)	2,343,628
Net increase (decrease) in net assets resulting from operations	(4,266,442)	2,926,621
Distributions to shareholders	(1,764,249)	(408,896)
Share transactions - net increase (decrease)	8,627,785	23,263,836
Total increase (decrease) in net assets	2,597,094	25,781,561
Net Assets
Beginning of period	31,871,853	6,090,292
End of period	$34,468,947	$31,871,853

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2030 Fund Class A

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$10.78	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.248	.056	.104
Net realized and unrealized gain (loss)	(1.517)	1.993	.837
Total from investment operations	(1.269)	2.049	.941
Distributions from net investment income	(.257)	(.089)	(.121)
Distributions from net realized gain	(.304)	(.230)	(.040)
Total distributions	(.561)	(.319)	(.161)
Net asset value, end of period	$10.68	$12.51	$10.78
Total ReturnD,E	(10.66)%	19.28%	9.46%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.73%	.73%	.73%H
Expenses net of fee waivers, if any	.73%	.73%	.73%H
Expenses net of all reductions	.73%	.73%	.73%H
Net investment income (loss)	2.13%	.47%	1.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$455	$595	$300
Portfolio turnover rateI	54%	46%	117%H

 A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$10.77	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.275	.086	.127
Net realized and unrealized gain (loss)	(1.510)	1.990	.832
Total from investment operations	(1.235)	2.076	.959
Distributions from net investment income	(.281)	(.106)	(.149)
Distributions from net realized gain	(.304)	(.230)	(.040)
Total distributions	(.585)	(.336)	(.189)
Net asset value, end of period	$10.69	$12.51	$10.77
Total ReturnD	(10.39)%	19.57%	9.66%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.48%	.48%	.48%G
Expenses net of fee waivers, if any	.48%	.48%	.48%G
Expenses net of all reductions	.48%	.48%	.48%G
Net investment income (loss)	2.38%	.73%	1.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$32,369	$28,958	$4,986
Portfolio turnover rateH	54%	46%	117%G

 A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class K

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$10.78	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.289	.097	.138
Net realized and unrealized gain (loss)	(1.514)	1.994	.832
Total from investment operations	(1.225)	2.091	.970
Distributions from net investment income	(.291)	(.111)	(.150)
Distributions from net realized gain	(.304)	(.230)	(.040)
Total distributions	(.595)	(.341)	(.190)
Net asset value, end of period	$10.71	$12.53	$10.78
Total ReturnD	(10.30)%	19.69%	9.77%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.38%	.38%	.38%G
Expenses net of fee waivers, if any	.38%	.38%	.38%G
Expenses net of all reductions	.38%	.38%	.38%G
Net investment income (loss)	2.48%	.83%	1.41%G
Supplemental Data
Net assets, end of period (000 omitted)	$196	$219	$183
Portfolio turnover rateH	54%	46%	117%G

 A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class K6

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$10.79	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.303	.111	.148
Net realized and unrealized gain (loss)	(1.517)	1.985	.840
Total from investment operations	(1.214)	2.096	.988
Distributions from net investment income	(.302)	(.126)	(.158)
Distributions from net realized gain	(.304)	(.230)	(.040)
Total distributions	(.606)	(.356)	(.198)
Net asset value, end of period	$10.71	$12.53	$10.79
Total ReturnD	(10.21)%	19.73%	9.95%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.28%	.28%	.28%G
Expenses net of fee waivers, if any	.28%	.28%	.28%G
Expenses net of all reductions	.28%	.28%	.28%G
Net investment income (loss)	2.58%	.93%	1.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$892	$1,459	$183
Portfolio turnover rateH	54%	46%	117%G

 A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class I

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$10.78	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.277	.086	.128
Net realized and unrealized gain (loss)	(1.523)	1.998	.833
Total from investment operations	(1.246)	2.084	.961
Distributions from net investment income	(.280)	(.104)	(.141)
Distributions from net realized gain	(.304)	(.230)	(.040)
Total distributions	(.584)	(.334)	(.181)
Net asset value, end of period	$10.70	$12.53	$10.78
Total ReturnD	(10.46)%	19.62%	9.67%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.48%	.48%	.48%G
Expenses net of fee waivers, if any	.48%	.48%	.48%G
Expenses net of all reductions	.48%	.48%	.48%G
Net investment income (loss)	2.38%	.73%	1.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$359	$421	$254
Portfolio turnover rateH	54%	46%	117%G

 A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class Z6

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.54	$10.79	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.300	.109	.148
Net realized and unrealized gain (loss)	(1.523)	1.994	.840
Total from investment operations	(1.223)	2.103	.988
Distributions from net investment income	(.303)	(.123)	(.158)
Distributions from net realized gain	(.304)	(.230)	(.040)
Total distributions	(.607)	(.353)	(.198)
Net asset value, end of period	$10.71	$12.54	$10.79
Total ReturnD	(10.28)%	19.80%	9.95%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.28%	.28%	.28%G
Expenses net of fee waivers, if any	.28%	.28%	.28%G
Expenses net of all reductions	.28%	.28%	.28%G
Net investment income (loss)	2.58%	.93%	1.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$198	$220	$183
Portfolio turnover rateH	54%	46%	117%G

 A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2022

1. Organization.

Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund and Fidelity Managed Retirement 2030 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers the following classes of shares: Class A, Fidelity Managed Retirement shares, Class K, Class K6, Class I and Class Z6. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or ETFs are recorded on the ex-dividend date. Distributions from any underlying mutual funds or ETFs that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or ETFs and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$19,029,387	$300,348	$(1,281,411)	$(981,063)
Fidelity Managed Retirement 2010 Fund	6,881,513	157,215	(343,682)	(186,467)
Fidelity Managed Retirement 2015 Fund	7,606,479	233,208	(491,070)	(257,862)
Fidelity Managed Retirement 2020 Fund	10,774,357	353,341	(861,103)	(507,762)
Fidelity Managed Retirement 2025 Fund	59,750,208	2,037,964	(5,404,967)	(3,367,003)
Fidelity Managed Retirement 2030 Fund	38,305,325	806,363	(4,642,373)	(3,836,010)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Managed Retirement Income Fund	$20,291	$208,203	$(981,063)
Fidelity Managed Retirement 2010 Fund	7,099	107,388	(186,467)
Fidelity Managed Retirement 2015 Fund	6,072	107,038	(257,862)
Fidelity Managed Retirement 2020 Fund	9,058	34,233	(507,762)
Fidelity Managed Retirement 2025 Fund	41,443	834,374	(3,367,003)
Fidelity Managed Retirement 2030 Fund	24,159	280,117	(3,836,010)

Due to large subscriptions in a prior period, Fidelity Managed Retirement 2030 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to July 31, 2022. Loss deferrals were as follows:

Capital losses
Fidelity Managed Retirement Income Fund	$(86,559)

The tax character of distributions paid was as follows:

July 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$570,265	$229,570	$799,835
Fidelity Managed Retirement 2010 Fund	205,143	243,966	449,109
Fidelity Managed Retirement 2015 Fund	244,092	207,714	451,806
Fidelity Managed Retirement 2020 Fund	362,701	222,089	584,790
Fidelity Managed Retirement 2025 Fund	1,892,237	1,284,235	3,176,472
Fidelity Managed Retirement 2030 Fund	1,142,383	621,866	1,764,249

July 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$258,619	$121,412	$380,031
Fidelity Managed Retirement 2010 Fund	129,803	130,382	260,185
Fidelity Managed Retirement 2015 Fund	116,991	127,101	244,092
Fidelity Managed Retirement 2020 Fund	138,667	163,821	302,488
Fidelity Managed Retirement 2025 Fund	681,952	729,551	1,411,503
Fidelity Managed Retirement 2030 Fund	245,571	163,325	408,896

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	13,305,745	14,492,216
Fidelity Managed Retirement 2010 Fund	3,883,143	4,000,234
Fidelity Managed Retirement 2015 Fund	4,924,132	5,331,870
Fidelity Managed Retirement 2020 Fund	8,018,246	9,180,965
Fidelity Managed Retirement 2025 Fund	38,774,332	31,718,984
Fidelity Managed Retirement 2030 Fund	28,492,851	19,383,665

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, Retail and I)	Annual % of Class-Level Average Net Assets (Classes K, K6 and Z6)
Fidelity Managed Retirement Income Fund	.45%	.35%
Fidelity Managed Retirement 2010 Fund	.46%	.36%
Fidelity Managed Retirement 2015 Fund	.46%	.36%
Fidelity Managed Retirement 2020 Fund	.47%	.37%
Fidelity Managed Retirement 2025 Fund	.48%	.38%
Fidelity Managed Retirement 2030 Fund	.48%	.38%

Under the expense contract, the investment adviser pays class-level expenses for Classes K6 and Z6 of each Fund as necessary so that Classes K6 and Z6 total expenses do not exceed certain amounts of Classes K6 and Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6 and Z6)
Fidelity Managed Retirement Income Fund	.25%
Fidelity Managed Retirement 2010 Fund	.26%
Fidelity Managed Retirement 2015 Fund	.26%
Fidelity Managed Retirement 2020 Fund	.27%
Fidelity Managed Retirement 2025 Fund	.28%
Fidelity Managed Retirement 2030 Fund	.28%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	-%	.25%	$1,704	$11
			$1,704	$11
Fidelity Managed Retirement 2010 Fund
Class A	-%	.25%	$903	$127
			$903	$127
Fidelity Managed Retirement 2015 Fund
Class A	-%	.25%	$3,406	$141
			$3,406	$141
Fidelity Managed Retirement 2020 Fund
Class A	-%	.25%	$1,511	$145
			$1,511	$145
Fidelity Managed Retirement 2025 Fund
Class A	-%	.25%	$4,569	$186
			$4,569	$186
Fidelity Managed Retirement 2030 Fund
Class A	-%	.25%	$1,198	$295
			$1,198	$295

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is 1.00% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	$913
Fidelity Managed Retirement 2010 Fund
Class A	$42
Fidelity Managed Retirement 2015 Fund
Class A	$12
Fidelity Managed Retirement 2020 Fund
Class A	$451
Fidelity Managed Retirement 2025 Fund
Class A	$347
Fidelity Managed Retirement 2030 Fund
Class A	$769

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the related net gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Managed Retirement Income Fund	1,944,779	89,719
Fidelity Managed Retirement 2010 Fund	603,205	48,796
Fidelity Managed Retirement 2015 Fund	604,324	33,280
Fidelity Managed Retirement 2020 Fund	771,991	27,286
Fidelity Managed Retirement 2025 Fund	3,340,942	112,223
Fidelity Managed Retirement 2030 Fund	1,816,824	(6,325)

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2022	Year ended July 31, 2021
Fidelity Managed Retirement Income Fund
Distributions to shareholders
Class A	$23,201	$10,504
Fidelity Managed Retirement Income	730,653	352,971
Class K	4,211	2,539
Class K6	28,418	4,955
Class I	9,013	6,410
Class Z6	4,339	2,652
Total	$799,835	$380,031
Fidelity Managed Retirement 2010 Fund
Distributions to shareholders
Class A	$21,558	$6,058
Fidelity Managed Retirement 2010	391,662	234,660
Class K	7,043	3,757
Class K6	11,163	5,835
Class I	6,595	3,803
Class Z6	11,088	6,072
Total	$449,109	$260,185
Fidelity Managed Retirement 2015 Fund
Distributions to shareholders
Class A	$70,787	$45,286
Fidelity Managed Retirement 2015	340,286	178,124
Class K	6,403	3,729
Class K6	12,656	3,993
Class I	15,144	9,117
Class Z6	6,530	3,843
Total	$451,806	$244,092
Fidelity Managed Retirement 2020 Fund
Distributions to shareholders
Class A	$27,651	$13,776
Fidelity Managed Retirement 2020	502,416	255,190
Class K	5,860	4,221
Class K6	28,546	17,161
Class I	14,316	7,801
Class Z6	6,001	4,339
Total	$584,790	$302,488
Fidelity Managed Retirement 2025 Fund
Distributions to shareholders
Class A	$93,730	$35,921
Fidelity Managed Retirement 2025	2,917,914	1,324,433
Class K	6,623	4,112
Class K6	115,837	19,291
Class I	35,623	23,518
Class Z6	6,745	4,228
Total	$3,176,472	$1,411,503
Fidelity Managed Retirement 2030 Fund
Distributions to shareholders
Class A	$22,711	$12,426
Fidelity Managed Retirement 2030 Fund	1,630,623	365,957
Class K	10,537	5,821
Class K6	70,002	9,452
Class I	19,563	9,200
Class Z6	10,813	6,040
Total	$1,764,249	$408,896

6. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2022	Year ended July 31, 2021	Year ended July 31, 2022	Year ended July 31, 2021
Fidelity Managed Retirement Income Fund
Class A
Shares sold	4,335	5,531	$258,005	$345,159
Reinvestment of distributions	361	165	22,335	10,227
Shares redeemed	(3,295)	(1,912)	(201,987)	(118,575)
Net increase (decrease)	1,401	3,784	$78,353	$236,811
Fidelity Managed Retirement Income
Shares sold	79,943	146,606	$4,847,918	$9,104,694
Reinvestment of distributions	10,359	5,234	639,506	323,348
Shares redeemed	(118,209)	(68,177)	(7,007,849)	(4,216,915)
Net increase (decrease)	(27,907)	83,663	$(1,520,425)	$5,211,127
Class K
Reinvestment of distributions	69	41	$4,211	$2,539
Net increase (decrease)	69	41	$4,211	$2,539
Class K6
Shares sold	9,760	6,670	$601,002	$416,363
Reinvestment of distributions	462	80	28,418	4,955
Shares redeemed	(6,134)	(5,454)	(367,494)	(337,537)
Net increase (decrease)	4,088	1,296	$261,926	$83,781
Class I
Shares sold	–	7	$–	$439
Reinvestment of distributions	134	96	8,270	5,951
Shares redeemed	(1,268)	(814)	(74,871)	(50,498)
Net increase (decrease)	(1,134)	(711)	$(66,601)	$(44,108)
Class Z6
Reinvestment of distributions	70	43	$4,339	$2,652
Net increase (decrease)	70	43	$4,339	$2,652
Fidelity Managed Retirement 2010 Fund
Class A
Shares sold	47	4,134	$2,509	$253,084
Reinvestment of distributions	359	101	21,558	6,058
Shares redeemed	(718)	(1,114)	(41,005)	(67,611)
Net increase (decrease)	(312)	3,121	$(16,938)	$191,531
Fidelity Managed Retirement 2010
Shares sold	14,547	14,695	$829,091	$892,399
Reinvestment of distributions	5,806	3,616	348,856	216,594
Shares redeemed	(23,561)	(32,074)	(1,363,916)	(1,947,586)
Net increase (decrease)	(3,208)	(13,763)	$(185,969)	$(838,593)
Class K
Reinvestment of distributions	118	63	7,043	3,757
Net increase (decrease)	118	63	$7,043	$3,757
Class K6
Shares sold	3,756	80	$209,788	$4,768
Reinvestment of distributions	187	97	11,163	5,835
Shares redeemed	(489)	(118)	(28,840)	(7,222)
Net increase (decrease)	3,454	59	$192,111	$3,381
Class I
Shares sold	–	10	$–	$604
Reinvestment of distributions	110	64	6,595	3,803
Shares redeemed	–	(189)	–	(11,548)
Net increase (decrease)	110	(115)	$6,595	$(7,141)
Class Z6
Reinvestment of distributions	185	101	$11,088	$6,072
Shares redeemed	(43)	(42)	(2,515)	(2,537)
Net increase (decrease)	142	59	$8,573	$3,535
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	112	10,536	$6,591	$600,791
Reinvestment of distributions	1,208	791	70,787	45,286
Shares redeemed	(1,770)	(5,631)	(99,383)	(331,345)
Net increase (decrease)	(450)	5,696	$(22,005)	$314,732
Fidelity Managed Retirement 2015
Shares sold	12,644	33,610	$702,163	$1,960,758
Reinvestment of distributions	5,542	2,976	324,754	170,621
Shares redeemed	(38,552)	(18,195)	(2,118,332)	(1,047,710)
Net increase (decrease)	(20,366)	18,391	$(1,091,415)	$1,083,669
Class K
Reinvestment of distributions	109	65	$6,403	$3,729
Net increase (decrease)	109	65	$6,403	$3,729
Class K6
Shares sold	17,000	1,293	$908,785	$78,016
Reinvestment of distributions	219	70	12,656	3,993
Shares redeemed	(4,625)	(7)	(237,763)	(433)
Net increase (decrease)	12,594	1,356	$683,678	$81,576
Class I
Shares sold	504	–	$30,000	$–
Reinvestment of distributions	259	159	15,144	9,117
Shares redeemed	(40)	(505)	(2,347)	(29,788)
Net increase (decrease)	723	(346)	$42,797	$(20,671)
Class Z6
Reinvestment of distributions	112	67	$6,530	$3,843
Net increase (decrease)	112	67	$6,530	$3,843
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	2,597	10,932	$151,458	$608,151
Reinvestment of distributions	474	245	27,651	13,776
Shares redeemed	(4,580)	(2,731)	(262,598)	(156,774)
Net increase (decrease)	(1,509)	8,446	$(83,489)	$465,153
Fidelity Managed Retirement 2020
Shares sold	35,832	105,228	$2,017,295	$6,094,459
Reinvestment of distributions	7,500	4,272	436,751	239,070
Shares redeemed	(76,962)	(33,324)	(4,256,265)	(1,902,343)
Net increase (decrease)	(33,630)	76,176	$(1,802,219)	$4,431,186
Class K
Reinvestment of distributions	101	76	5,860	4,221
Net increase (decrease)	101	76	$5,860	$4,221
Class K6
Shares sold	34,851	5,795	$1,904,684	$337,300
Reinvestment of distributions	495	307	28,546	17,161
Shares redeemed	(24,400)	(3,175)	(1,299,460)	(184,426)
Net increase (decrease)	10,946	2,927	$633,770	$170,035
Class I
Shares sold	71	1,981	$3,559	$115,713
Reinvestment of distributions	244	138	14,198	7,714
Shares redeemed	(852)	(727)	(45,768)	(41,695)
Net increase (decrease)	(537)	1,392	$(28,011)	$81,732
Class Z6
Reinvestment of distributions	103	78	$6,001	$4,339
Net increase (decrease)	103	78	$6,001	$4,339
Fidelity Managed Retirement 2025 Fund
Class A
Shares sold	1,857	12,431	$112,295	$748,050
Reinvestment of distributions	1,538	620	93,730	35,921
Shares redeemed	(1,639)	(1,287)	(92,245)	(76,603)
Net increase (decrease)	1,756	11,764	$113,780	$707,368
Fidelity Managed Retirement 2025
Shares sold	296,505	475,267	$17,455,286	$28,268,373
Reinvestment of distributions	43,173	20,600	2,631,538	1,196,779
Shares redeemed	(258,937)	(163,248)	(14,955,162)	(9,705,135)
Net increase (decrease)	80,741	332,619	$5,131,662	$19,760,017
Class K
Reinvestment of distributions	109	71	$6,623	$4,112
Net increase (decrease)	109	71	$6,623	$4,112
Class K6
Shares sold	64,022	16,719	$3,799,515	$1,008,250
Reinvestment of distributions	1,905	331	115,837	19,291
Shares redeemed	(42,047)	(3,013)	(2,507,197)	(180,096)
Net increase (decrease)	23,880	14,037	$1,408,155	$847,445
Class I
Shares sold	987	3,488	$52,884	$197,214
Reinvestment of distributions	583	404	35,623	23,518
Shares redeemed	(3,393)	(736)	(195,953)	(44,267)
Net increase (decrease)	(1,823)	3,156	$(107,446)	$176,465
Class Z6
Reinvestment of distributions	109	73	$6,745	$4,228
Net increase (decrease)	109	73	$6,745	$4,228
Fidelity Managed Retirement 2030 Fund
Class A
Shares sold	10,183	24,166	$117,544	$283,537
Reinvestment of distributions	1,860	1,075	22,711	12,426
Shares redeemed	(17,015)	(5,477)	(207,301)	(66,712)
Net increase (decrease)	(4,972)	19,764	$(67,046)	$229,251
Fidelity Managed Retirement 2030 Fund
Shares sold	1,410,617	2,217,200	$17,095,755	$26,118,167
Reinvestment of distributions	119,058	30,435	1,449,121	351,921
Shares redeemed	(814,796)	(396,523)	(9,513,672)	(4,697,849)
Net increase (decrease)	714,879	1,851,112	$9,031,204	$21,772,239
Class K
Reinvestment of distributions	865	504	10,537	5,821
Net increase (decrease)	865	504	$10,537	$5,821
Class K6
Shares sold	172,801	307,312	$1,982,234	$3,681,147
Reinvestment of distributions	5,738	804	70,002	9,452
Shares redeemed	(211,644)	(208,701)	(2,410,238)	(2,560,623)
Net increase (decrease)	(33,105)	99,415	$(358,002)	$1,129,976
Class I
Shares sold	3,559	12,748	$41,327	$153,079
Reinvestment of distributions	1,604	796	19,563	9,200
Shares redeemed	(5,199)	(3,500)	(61,062)	(42,070)
Net increase (decrease)	(36)	10,044	$(172)	$120,209
Class Z6
Shares sold	36	26	$451	$300
Reinvestment of distributions	888	523	10,813	6,040
Net increase (decrease)	924	549	$11,264	$6,340

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund and Fidelity Managed Retirement 2030 Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund and Fidelity Managed Retirement 2030 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the financial highlights for the Fidelity Managed Retirement 2030 Fund, which are for each of the two years in the period then ended, and for the period from August 16, 2019 (commencement of operations) through July 31, 2020; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 13, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 297 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2021-present), President and Director of FIAM LLC (investment adviser firm, 2020-present), and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period-B February 1, 2022 to July 31, 2022
Fidelity Managed Retirement Income Fund
Class A	.70%
Actual		$1,000.00	$938.90	$3.37
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Fidelity Managed Retirement Income	.45%
Actual		$1,000.00	$940.10	$2.16
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class K	.35%
Actual		$1,000.00	$940.60	$1.68
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Class K6	.25%
Actual		$1,000.00	$941.00	$1.20
Hypothetical-C		$1,000.00	$1,023.55	$1.25
Class I	.45%
Actual		$1,000.00	$939.90	$2.16
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class Z6	.25%
Actual		$1,000.00	$941.00	$1.20
Hypothetical-C		$1,000.00	$1,023.55	$1.25
Fidelity Managed Retirement 2010 Fund
Class A	.71%
Actual		$1,000.00	$934.20	$3.40
Hypothetical-C		$1,000.00	$1,021.27	$3.56
Fidelity Managed Retirement 2010	.46%
Actual		$1,000.00	$935.50	$2.21
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class K	.36%
Actual		$1,000.00	$936.00	$1.73
Hypothetical-C		$1,000.00	$1,023.01	$1.81
Class K6	.26%
Actual		$1,000.00	$936.40	$1.25
Hypothetical-C		$1,000.00	$1,023.51	$1.30
Class I	.46%
Actual		$1,000.00	$935.50	$2.21
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class Z6	.26%
Actual		$1,000.00	$936.40	$1.25
Hypothetical-C		$1,000.00	$1,023.51	$1.30
Fidelity Managed Retirement 2015 Fund
Class A	.71%
Actual		$1,000.00	$927.00	$3.39
Hypothetical-C		$1,000.00	$1,021.27	$3.56
Fidelity Managed Retirement 2015	.46%
Actual		$1,000.00	$928.30	$2.20
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class K	.36%
Actual		$1,000.00	$928.80	$1.72
Hypothetical-C		$1,000.00	$1,023.01	$1.81
Class K6	.26%
Actual		$1,000.00	$929.10	$1.24
Hypothetical-C		$1,000.00	$1,023.51	$1.30
Class I	.46%
Actual		$1,000.00	$928.20	$2.20
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class Z6	.26%
Actual		$1,000.00	$929.20	$1.24
Hypothetical-C		$1,000.00	$1,023.51	$1.30
Fidelity Managed Retirement 2020 Fund
Class A	.72%
Actual		$1,000.00	$919.80	$3.43
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Fidelity Managed Retirement 2020	.47%
Actual		$1,000.00	$921.20	$2.24
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class K	.37%
Actual		$1,000.00	$921.50	$1.76
Hypothetical-C		$1,000.00	$1,022.96	$1.86
Class K6	.27%
Actual		$1,000.00	$921.80	$1.29
Hypothetical-C		$1,000.00	$1,023.46	$1.35
Class I	.47%
Actual		$1,000.00	$921.00	$2.24
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class Z6	.27%
Actual		$1,000.00	$921.90	$1.29
Hypothetical-C		$1,000.00	$1,023.46	$1.35
Fidelity Managed Retirement 2025 Fund
Class A	.73%
Actual		$1,000.00	$913.30	$3.46
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Fidelity Managed Retirement 2025	.48%
Actual		$1,000.00	$914.40	$2.28
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Class K	.38%
Actual		$1,000.00	$914.90	$1.80
Hypothetical-C		$1,000.00	$1,022.91	$1.91
Class K6	.28%
Actual		$1,000.00	$915.30	$1.33
Hypothetical-C		$1,000.00	$1,023.41	$1.40
Class I	.48%
Actual		$1,000.00	$914.30	$2.28
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Class Z6	.28%
Actual		$1,000.00	$915.30	$1.33
Hypothetical-C		$1,000.00	$1,023.41	$1.40
Fidelity Managed Retirement 2030 Fund
Class A	.73%
Actual		$1,000.00	$908.50	$3.45
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Fidelity Managed Retirement 2030 Fund	.48%
Actual		$1,000.00	$910.30	$2.27
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Class K	.38%
Actual		$1,000.00	$910.80	$1.80
Hypothetical-C		$1,000.00	$1,022.91	$1.91
Class K6	.28%
Actual		$1,000.00	$910.20	$1.33
Hypothetical-C		$1,000.00	$1,023.41	$1.40
Class I	.48%
Actual		$1,000.00	$910.40	$2.27
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Class Z6	.28%
Actual		$1,000.00	$911.30	$1.33
Hypothetical-C		$1,000.00	$1,023.41	$1.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Managed Retirement Income Fund	$343,520
Fidelity Managed Retirement 2010 Fund	$196,117
Fidelity Managed Retirement 2015 Fund	$224,162
Fidelity Managed Retirement 2020 Fund	$202,019
Fidelity Managed Retirement 2025 Fund	$1,777,782
Fidelity Managed Retirement 2030 Fund	$836,190

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Managed Retirement Income Fund	19.85%
Fidelity Managed Retirement 2010 Fund	16.94%
Fidelity Managed Retirement 2015 Fund	13.34%
Fidelity Managed Retirement 2020 Fund	10.51%
Fidelity Managed Retirement 2025 Fund	8.96%
Fidelity Managed Retirement 2030 Fund	8.32%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Retail Class	Class K	Class K6	Class I	Class Z6
Fidelity Managed Retirement Income Fund
August 2021	0%	0%	0%	0%	0%	0%
September 03, 2021	19%	9%	7%	6%	9%	6%
September 10, 2021	–	–	–	–	–	–
October 2021	13%	12%	12%	12%	12%	12%
November 2021	59%	12%	9%	8%	13%	7%
December 2021	13%	12%	12%	12%	12%	12%
February 2022	0%	0%	0%	0%	0%	0%
March 2022	–	0%	0%	0%	0%	0%
April 2022	0%	0%	0%	0%	0%	0%
May 2022	0%	0%	0%	0%	0%	0%
June 2022	0%	0%	0%	0%	0%	0%
July 2022	0%	0%	0%	0%	0%	0%
Fidelity Managed Retirement 2010 Fund
August 2021	0%	0%	0%	0%	0%	0%
September 03, 2021	0%	0%	0%	0%	0%	0%
September 10, 2021	5%	5%	5%	5%	5%	5%
October 2021	15%	14%	14%	14%	14%	14%
November 2021	–	15%	11%	8%	15%	8%
December 2021	15%	14%	14%	14%	14%	14%
February 2022	0%	0%	0%	0%	0%	0%
March 2022	–	0%	0%	0%	0%	0%
April 2022	0%	0%	0%	0%	0%	0%
May 2022	0%	0%	0%	0%	0%	0%
June 2022	0%	0%	0%	0%	0%	0%
July 2022	0%	0%	0%	0%	0%	0%
Fidelity Managed Retirement 2015 Fund
August 2021	–	0%	0%	0%	0%	0%
September 03, 2021	6%	3%	3%	2%	3%	2%
September 10, 2021	17%	17%	17%	17%	17%	17%
October 2021	17%	17%	17%	16%	17%	16%
November 2021	–	18%	11%	8%	16%	8%
December 2021	17%	17%	17%	16%	17%	16%
February 2022	–	2%	2%	2%	3%	2%
March 2022	–	2%	2%	1%	2%	1%
April 2022	4%	2%	2%	2%	2%	2%
May 2022	3%	2%	2%	2%	2%	2%
June 2022	4%	2%	2%	2%	2%	2%
July 2022	3%	2%	2%	2%	2%	2%
Fidelity Managed Retirement 2020 Fund
August 2021	–	0%	0%	0%	0%	0%
September 03, 2021	29%	18%	15%	14%	18%	13%
September 10, 2021	–	–	–	–	–	–
October 2021	20%	19%	19%	19%	19%	19%
November 2021	–	23%	11%	6%	19%	7%
December 2021	20%	19%	19%	19%	19%	19%
February 2022	–	4%	3%	2%	4%	2%
March 2022	–	4%	3%	2%	5%	2%
April 2022	11%	4%	3%	3%	4%	3%
May 2022	9%	4%	3%	3%	4%	3%
June 2022	7%	4%	3%	3%	4%	3%
July 2022	6%	4%	3%	3%	4%	3%
Fidelity Managed Retirement 2025 Fund
August 2021	–	0%	0%	0%	0%	0%
September 03, 2021	32%	20%	17%	13%	20%	15%
September 10, 2021	–	–	–	–	–	–
October 2021	21%	21%	21%	21%	21%	21%
November 2021	–	22%	8%	8%	–	5%
December 2021	21%	21%	21%	21%	21%	21%
February 2022	–	8%	5%	4%	8%	4%
March 2022	–	8%	4%	3%	8%	3%
April 2022	16%	7%	6%	5%	7%	5%
May 2022	19%	7%	6%	5%	7%	5%
June 2022	82%	7%	6%	5%	7%	5%
July 2022	12%	7%	6%	5%	7%	6%
Fidelity Managed Retirement 2030 Fund
August 2021	–	0%	0%	0%	0%	0%
September 03, 2021	0%	0%	0%	0%	0%	0%
September 10, 2021	22%	22%	22%	22%	22%	22%
October 2021	23%	22%	22%	22%	22%	22%
November 2021	–	24%	12%	8%	24%	8%
December 2021	22%	22%	22%	22%	22%	22%
February 2022	–	–	10%	5%	–	5%
March 2022	–	6%	3%	2%	6%	2%
April 2022	15%	5%	4%	5%	5%	3%
May 2022	20%	5%	4%	4%	5%	3%
June 2022	–	5%	4%	4%	5%	4%
July 2022	9%	5%	5%	5%	5%	5%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Retail Class	Class K	Class K6	Class I	Class Z6
Fidelity Managed Retirement Income Fund
August 2021	0%	0%	0%	0%	0%	0%
September 03, 2021	1%	1%	1%	1%	1%	1%
September 10, 2021	–	–	–	–	–	–
October 2021	1%	1%	1%	1%	1%	1%
November 2021	2%	1%	1%	1%	1%	1%
December 2021	1%	1%	1%	1%	1%	1%
February 2022	5%	2%	2%	2%	2%	2%
March 2022	–	2%	2%	1%	2%	1%
April 2022	4%	2%	2%	2%	2%	2%
May 2022	4%	2%	2%	2%	3%	2%
June 2022	3%	2%	2%	2%	2%	2%
July 2022	3%	2%	2%	2%	2%	2%
Fidelity Managed Retirement 2010 Fund
August 2021	0%	0%	0%	0%	0%	0%
September 03, 2021	0%	0%	0%	0%	0%	0%
September 10, 2021	1%	1%	1%	1%	1%	1%
October 2021	1%	1%	1%	1%	1%	1%
November 2021	–	1%	1%	1%	1%	1%
December 2021	1%	1%	1%	1%	1%	1%
February 2022	6%	3%	2%	2%	2%	2%
March 2022	–	3%	2%	1%	3%	2%
April 2022	5%	3%	2%	2%	3%	2%
May 2022	4%	3%	2%	2%	3%	2%
June 2022	4%	3%	2%	2%	3%	2%
July 2022	4%	3%	2%	2%	3%	2%
Fidelity Managed Retirement 2015 Fund
August 2021	0%	0%	0%	0%	0%	0%
September 03, 2021	1%	1%	1%	1%	1%	1%
September 10, 2021	1%	1%	1%	1%	1%	1%
October 2021	1%	1%	1%	1%	1%	1%
November 2021	–	1%	1%	1%	1%	1%
December 2021	1%	1%	1%	1%	1%	1%
February 2022	–	2%	1%	1%	2%	1%
March 2022	–	2%	1%	1%	2%	1%
April 2022	3%	2%	1%	1%	2%	1%
May 2022	2%	2%	1%	1%	2%	1%
June 2022	3%	2%	2%	1%	2%	1%
July 2022	2%	2%	2%	2%	2%	1%
Fidelity Managed Retirement 2020 Fund
August 2021	–	0%	0%	0%	0%	0%
September 03, 2021	1%	1%	1%	1%	1%	1%
September 10, 2021	–	–	–	–	–	–
October 2021	1%	1%	1%	1%	1%	1%
November 2021	–	1%	1%	1%	1%	1%
December 2021	1%	1%	1%	1%	1%	1%
February 2022	–	2%	2%	1%	2%	1%
March 2022	–	2%	2%	1%	2%	1%
April 2022	5%	2%	2%	1%	2%	2%
May 2022	5%	2%	2%	1%	2%	1%
June 2022	4%	2%	2%	2%	2%	1%
July 2022	3%	2%	2%	2%	2%	2%
Fidelity Managed Retirement 2025 Fund
August 2021	–	0%	0%	0%	0%	0%
September 03, 2021	1%	1%	1%	1%	1%	1%
September 10, 2021	–	–	–	–	–	–
October 2021	1%	1%	1%	1%	1%	1%
November 2021	–	1%	1%	1%	–	1%
December 2021	1%	1%	1%	1%	1%	1%
February 2022	–	2%	2%	1%	2%	1%
March 2022	–	2%	1%	1%	2%	1%
April 2022	4%	2%	2%	2%	2%	2%
May 2022	5%	2%	2%	2%	2%	2%
June 2022	19%	2%	2%	2%	2%	1%
July 2022	3%	2%	2%	2%	2%	2%
Fidelity Managed Retirement 2030 Fund
August 2021	–	0%	0%	0%	0%	0%
September 03, 2021	0%	0%	0%	0%	0%	0%
September 10, 2021	1%	1%	1%	1%	1%	1%
October 2021	1%	1%	1%	1%	1%	1%
November 2021	–	1%	1%	1%	1%	1%
December 2021	1%	1%	1%	1%	1%	1%
February 2022	–	–	4%	2%	–	2%
March 2022	–	2%	1%	1%	2%	1%
April 2022	6%	2%	2%	2%	2%	2%
May 2022	7%	2%	2%	2%	2%	1%
June 2022	–	2%	2%	2%	2%	2%
July 2022	3%	2%	2%	2%	2%	2%

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MRI-ANN-0922
1.9881729.105

Fidelity Simplicity RMD Income Fund℠

Fidelity Simplicity RMD 2010 Fund℠

Fidelity Simplicity RMD 2015 Fund℠

Fidelity Simplicity RMD 2020 Fund℠

Fidelity Simplicity RMD 2025 Fund℠

Annual Report

July 31, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Simplicity RMD Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD Income Fund℠	(7.54)%	2.95%	4.69%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD Income Fund℠ on July 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,817	Fidelity Simplicity RMD Income Fund℠
$11,776	Bloomberg U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2010 Fund℠	(8.77)%	3.38%	5.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2010 Fund℠ on July 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,344	Fidelity Simplicity RMD 2010 Fund℠
$11,776	Bloomberg U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2015 Fund℠	(9.69)%	3.96%	6.17%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2015 Fund℠ on July 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,192	Fidelity Simplicity RMD 2015 Fund℠
$11,776	Bloomberg U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2020 Fund℠	(10.63)%	4.52%	6.69%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2020 Fund℠ on July 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,101	Fidelity Simplicity RMD 2020 Fund℠
$11,776	Bloomberg U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2025 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2022	Past 1 year	Life of fundA
Fidelity Simplicity RMD 2025 Fund℠	(11.01)%	5.48%

 A From August 16, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2025 Fund℠ on August 16, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,709	Fidelity Simplicity RMD 2025 Fund℠
$9,716	Bloomberg U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending July 31, 2022, a multitude of crosscurrents challenged the global economy and financial markets, including historically high inflation, rising interest rates and other tightening monetary policies by some central banks, which led to increasing bond yields, while ongoing supply-chain disruption, exacerbated by Russia’s late-February invasion of Ukraine, contributed to surging global commodity prices.

International equities returned -15.13% the past 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, emerging markets (-20%) lagged most, followed by Europe ex U.K. (-18%). Japan (-14%) slightly outpaced the broader index, followed by Asia Pacific ex Japan (-11%). Conversely, the U.K. (-1%) and Canada (-3%) performed best. By sector, the economically sensitive information technology (-26%) category fared worst, followed by consumer discretionary (-25%). At the other end of the performance spectrum, energy (+17%) benefited from higher prices for oil and natural gas and led the way as the only sector to gain. Utilities (-4%) also meaningfully outperformed.

U.S. stocks returned -7.78% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among equity sectors, communication services (-31%) notably lagged, followed by consumer discretionary (-15%). In contrast, energy stood out (+65%) amid elevated prices for crude oil and natural gas. Utilities (+15%) also outperformed. Value stocks handily outpaced growth among all market capitalizations. Commodities rose 27.23%, according to the Bloomberg Commodity Index Total Return.

U.S. taxable investment-grade bonds returned -9.12% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, amid soaring inflation and rising interest rates. The U.S. Federal Reserve raised policy rates in March, May, June and again in July, while starting to allow up to billions in U.S. Treasuries and mortgage bonds to mature monthly without investing the proceeds. U.S. corporate bonds (-12.15%) trailed U.S. Treasuries (-8.69%), while commercial mortgage-backed securities (-8.08%) and agencies (-6.12%) also lost ground. Outside the index, leveraged loans returned -0.70%, besting Treasury Inflation-Protected Securities (-3.58%), U.S. high-yield bonds (-7.73%) and emerging-markets debt (-17.11%).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, returns for Fidelity Simplicity RMD Funds℠ ranged from about -7% to -11%, with performance trending higher among the Funds for investors with a shorter retirement horizon. Funds with more exposure to fixed-income and short-term securities and lower allocations to equities – fared a bit better than those that invest in a greater percentage of equities, and less fixed-income and short-term debt exposure. Each Fidelity Simplicity RMD Fund underperformed its Composite index, primarily due to outperformance among the underlying investment portfolios. Specifically, investments in non-U.S. equities notably detracted from the Funds’ relative results. Fidelity® Series Emerging Markets Opportunities Fund (-26.20%) underperformed the -20.08% result of the MSCI Emerging Markets Index. Within U.S. equities, Fidelity® Series Growth Company Fund returned -20.26% for the 12 months, trailing the -12.65% result of the Russell 3000® Growth Index. Conversely, an investment in Fidelity® Series Intrinsic Opportunities Fund (+0.12%), which focuses on undervalued securities with sustainable earnings growth, was helpful. This fund outpaced the -7.35% return of its benchmark, the Russell 3000® Index. Active asset allocation decisions had a positive influence on the Funds’ relative performance versus Composites this period. For example, a non-Composite allocation to commodities, which gained 26.51%, added meaningful relative value for the Funds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Simplicity RMD Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	39.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund 1.70%	7.4
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Overseas Fund	2.0
Fidelity Series International Growth Fund	2.0
Fidelity Series International Value Fund	2.0
Fidelity Series Short-Term Credit Fund	1.9
88.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	8.0%
International Equity Funds	13.6%
Bond Funds	69.1%
Short-Term Funds	9.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠

Schedule of Investments July 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 8.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	9,863	$96,163
Fidelity Series Blue Chip Growth Fund (a)	18,471	221,277
Fidelity Series Commodity Strategy Fund (a)	121,589	609,160
Fidelity Series Growth Company Fund (a)	29,231	447,520
Fidelity Series Intrinsic Opportunities Fund (a)	15,846	298,066
Fidelity Series Large Cap Stock Fund (a)	24,016	424,363
Fidelity Series Large Cap Value Index Fund (a)	9,939	142,919
Fidelity Series Opportunistic Insights Fund (a)	15,775	250,821
Fidelity Series Small Cap Discovery Fund (a)	4,188	45,776
Fidelity Series Small Cap Opportunities Fund (a)	11,861	149,091
Fidelity Series Stock Selector Large Cap Value Fund (a)	24,977	316,212
Fidelity Series Value Discovery Fund (a)	16,015	243,747
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,902,969)		3,245,115

International Equity Funds - 13.6%
Fidelity Series Canada Fund (a)	23,843	335,477
Fidelity Series Emerging Markets Fund (a)	31,353	255,837
Fidelity Series Emerging Markets Opportunities Fund (a)	142,117	2,325,027
Fidelity Series International Growth Fund (a)	51,973	796,229
Fidelity Series International Small Cap Fund (a)	13,203	215,731
Fidelity Series International Value Fund (a)	80,387	789,401
Fidelity Series Overseas Fund (a)	70,690	800,917
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,767,098)		5,518,619

Bond Funds - 69.1%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	803,053	8,094,778
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,466	40,949
Fidelity Series Emerging Markets Debt Fund (a)	28,434	210,696
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,287	69,444
Fidelity Series Floating Rate High Income Fund (a)	4,563	40,337
Fidelity Series High Income Fund (a)	25,875	219,158
Fidelity Series International Credit Fund (a)	1,859	15,950
Fidelity Series International Developed Markets Bond Index Fund (a)	177,680	1,620,441
Fidelity Series Investment Grade Bond Fund (a)	1,502,251	15,788,656
Fidelity Series Long-Term Treasury Bond Index Fund (a)	262,086	1,787,427
Fidelity Series Real Estate Income Fund (a)	11,624	124,842
TOTAL BOND FUNDS
(Cost $29,680,434)		28,012,678

Short-Term Funds - 9.3%
Fidelity Series Government Money Market Fund 1.70% (a)(b)	3,008,644	3,008,644
Fidelity Series Short-Term Credit Fund (a)	77,423	749,457
TOTAL SHORT-TERM FUNDS
(Cost $3,775,732)		3,758,101
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $42,126,233)		40,534,513
NET OTHER ASSETS (LIABILITIES) - 0.0%		(559)
NET ASSETS - 100%		$40,533,954

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$9,099,388	$1,023,841	$26,413	$(6,647)	$29,810	$8,094,778
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	1,652,348	1,601,611	3,246	(10,737)	949	40,949
Fidelity Series All-Sector Equity Fund	117,753	65,517	57,942	22,663	(1,887)	(27,278)	96,163
Fidelity Series Blue Chip Growth Fund	184,558	229,810	120,371	38,365	(7,194)	(65,526)	221,277
Fidelity Series Canada Fund	304,600	140,169	110,160	7,826	(214)	1,082	335,477
Fidelity Series Commodity Strategy Fund	1,250,041	587,237	1,094,275	383,057	(33,975)	(99,868)	609,160
Fidelity Series Emerging Markets Debt Fund	253,021	66,724	56,881	11,302	(1,190)	(50,978)	210,696
Fidelity Series Emerging Markets Debt Local Currency Fund	82,482	21,572	18,506	3,132	(820)	(15,284)	69,444
Fidelity Series Emerging Markets Fund	272,236	129,764	60,749	9,043	(2,064)	(83,350)	255,837
Fidelity Series Emerging Markets Opportunities Fund	2,497,496	1,607,521	765,877	293,081	(47,118)	(966,995)	2,325,027
Fidelity Series Floating Rate High Income Fund	48,630	10,103	16,693	2,074	(319)	(1,384)	40,337
Fidelity Series Government Money Market Fund 1.70%	8,563,212	916,070	6,470,638	13,927	--	--	3,008,644
Fidelity Series Growth Company Fund	468,461	508,386	312,286	134,388	(14,307)	(202,734)	447,520
Fidelity Series High Income Fund	291,691	59,518	99,682	15,001	(6,251)	(26,118)	219,158
Fidelity Series Inflation-Protected Bond Index Fund	5,558,910	623,527	5,928,985	238,481	411,935	(665,387)	--
Fidelity Series International Credit Fund	18,276	577	--	577	--	(2,903)	15,950
Fidelity Series International Developed Markets Bond Index Fund	--	1,904,064	194,416	2,748	(5,693)	(83,514)	1,620,441
Fidelity Series International Growth Fund	828,159	519,773	311,974	72,804	(32,289)	(207,440)	796,229
Fidelity Series International Small Cap Fund	255,291	114,241	65,712	33,444	(8,539)	(79,550)	215,731
Fidelity Series International Value Fund	821,363	389,621	307,918	45,638	(8,520)	(105,145)	789,401
Fidelity Series Intrinsic Opportunities Fund	483,299	248,421	356,975	81,288	13,462	(90,141)	298,066
Fidelity Series Investment Grade Bond Fund	17,869,997	3,803,742	3,806,806	425,835	(111,501)	(1,966,776)	15,788,656
Fidelity Series Large Cap Stock Fund	420,870	345,079	303,851	37,826	5,764	(43,499)	424,363
Fidelity Series Large Cap Value Index Fund	157,211	96,226	100,437	10,213	3,794	(13,875)	142,919
Fidelity Series Long-Term Treasury Bond Index Fund	1,396,439	1,155,837	428,519	35,571	(26,214)	(310,116)	1,787,427
Fidelity Series Opportunistic Insights Fund	242,767	244,680	158,677	45,711	(6,797)	(71,152)	250,821
Fidelity Series Overseas Fund	830,166	475,645	310,659	27,060	(21,664)	(172,571)	800,917
Fidelity Series Real Estate Income Fund	176,012	30,328	66,838	8,443	(1,026)	(13,634)	124,842
Fidelity Series Short-Term Credit Fund	1,968,540	242,666	1,390,284	26,234	(18,565)	(52,900)	749,457
Fidelity Series Small Cap Discovery Fund	52,822	30,606	26,804	8,674	(694)	(10,154)	45,776
Fidelity Series Small Cap Opportunities Fund	175,153	117,784	90,969	43,580	(3,225)	(49,652)	149,091
Fidelity Series Stock Selector Large Cap Value Fund	358,776	265,923	250,042	62,933	572	(59,017)	316,212
Fidelity Series Value Discovery Fund	275,756	188,100	194,132	31,428	5,751	(31,728)	243,747
Total	$46,223,988	$25,890,967	$26,103,510	$2,202,006	$63,828	$(5,536,828)	$40,534,513

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,245,115	$3,245,115	$--	$--
International Equity Funds	5,518,619	5,518,619	--	--
Bond Funds	28,012,678	28,012,678	--	--
Short-Term Funds	3,758,101	3,758,101	--	--
Total Investments in Securities:	$40,534,513	$40,534,513	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $42,126,233)	$40,534,513
Total Investment in Securities (cost $42,126,233)		$40,534,513
Cash		210
Receivable for investments sold		280,366
Receivable for fund shares sold		500
Total assets		40,815,589
Liabilities
Payable for investments purchased	$188,870
Payable for fund shares redeemed	77,434
Accrued management fee	15,331
Total liabilities		281,635
Net Assets		$40,533,954
Net Assets consist of:
Paid in capital		$41,797,675
Total accumulated earnings (loss)		(1,263,721)
Net Assets		$40,533,954
Net Asset Value, offering price and redemption price per share ($40,533,954 ÷ 712,199 shares)		$56.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2022
Investment Income
Dividends:
Affiliated issuers		$1,332,451
Expenses
Management fee	$203,136
Independent trustees' fees and expenses	145
Total expenses		203,281
Net investment income (loss)		1,129,170
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	63,828
Capital gain distributions from underlying funds:
Affiliated issuers	869,555
Total net realized gain (loss)		933,383
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(5,536,828)
Total change in net unrealized appreciation (depreciation)		(5,536,828)
Net gain (loss)		(4,603,445)
Net increase (decrease) in net assets resulting from operations		$(3,474,275)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,129,170	$402,623
Net realized gain (loss)	933,383	1,443,028
Change in net unrealized appreciation (depreciation)	(5,536,828)	1,580,652
Net increase (decrease) in net assets resulting from operations	(3,474,275)	3,426,303
Distributions to shareholders	(2,059,213)	(1,169,928)
Share transactions
Proceeds from sales of shares	7,800,124	15,818,752
Reinvestment of distributions	1,830,077	1,069,833
Cost of shares redeemed	(9,786,111)	(12,829,668)
Net increase (decrease) in net assets resulting from share transactions	(155,910)	4,058,917
Total increase (decrease) in net assets	(5,689,398)	6,315,292
Net Assets
Beginning of period	46,223,352	39,908,060
End of period	$40,533,954	$46,223,352
Other Information
Shares
Sold	126,863	251,018
Issued in reinvestment of distributions	29,375	17,107
Redeemed	(161,848)	(203,399)
Net increase (decrease)	(5,610)	64,726

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD Income Fund

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$64.40	$61.11	$58.52	$57.61	$61.22
Income from Investment Operations
Net investment income (loss)A,B	1.542	.572	.950	1.164	1.013
Net realized and unrealized gain (loss)	(6.196)	4.418	3.181	1.632	.513
Total from investment operations	(4.654)	4.990	4.131	2.796	1.526
Distributions from net investment income	(1.516)	(.562)	(1.020)	(1.163)	(.986)
Distributions from net realized gain	(1.320)	(1.138)	(.521)	(.723)	(4.150)
Total distributions	(2.836)	(1.700)	(1.541)	(1.886)	(5.136)
Net asset value, end of period	$56.91	$64.40	$61.11	$58.52	$57.61
Total ReturnC	(7.54)%	8.26%	7.19%	5.03%	2.61%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.56%	.91%	1.62%	2.04%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$40,534	$46,223	$39,908	$21,145	$13,457
Portfolio turnover rateF	59%	37%	42%G	38%	46%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Government Money Market Fund 1.70%	4.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.7
Fidelity Series Overseas Fund	2.9
Fidelity Series International Growth Fund	2.9
Fidelity Series International Value Fund	2.9
79.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.4%
International Equity Funds	18.5%
Bond Funds	60.4%
Short-Term Funds	5.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠

Schedule of Investments July 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 15.4%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	6,073	$59,213
Fidelity Series Blue Chip Growth Fund (a)	11,096	132,935
Fidelity Series Commodity Strategy Fund (a)	34,280	171,741
Fidelity Series Growth Company Fund (a)	17,573	269,035
Fidelity Series Intrinsic Opportunities Fund (a)	9,180	172,684
Fidelity Series Large Cap Stock Fund (a)	14,437	255,107
Fidelity Series Large Cap Value Index Fund (a)	5,976	85,932
Fidelity Series Opportunistic Insights Fund (a)	9,479	150,723
Fidelity Series Small Cap Discovery Fund (a)	2,518	27,522
Fidelity Series Small Cap Opportunities Fund (a)	7,267	91,352
Fidelity Series Stock Selector Large Cap Value Fund (a)	15,018	190,122
Fidelity Series Value Discovery Fund (a)	9,630	146,563
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,664,320)		1,752,929

International Equity Funds - 18.5%
Fidelity Series Canada Fund (a)	9,935	139,778
Fidelity Series Emerging Markets Fund (a)	10,820	88,289
Fidelity Series Emerging Markets Opportunities Fund (a)	48,701	796,754
Fidelity Series International Growth Fund (a)	21,655	331,753
Fidelity Series International Small Cap Fund (a)	5,498	89,837
Fidelity Series International Value Fund (a)	33,496	328,927
Fidelity Series Overseas Fund (a)	29,453	333,700
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,210,875)		2,109,038

Bond Funds - 60.4%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	139,231	1,403,450
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	46,046	422,238
Fidelity Series Emerging Markets Debt Fund (a)	8,029	59,494
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,365	19,815
Fidelity Series Floating Rate High Income Fund (a)	1,290	11,402
Fidelity Series High Income Fund (a)	7,269	61,566
Fidelity Series International Credit Fund (a)	402	3,451
Fidelity Series International Developed Markets Bond Index Fund (a)	49,916	455,236
Fidelity Series Investment Grade Bond Fund (a)	369,373	3,882,104
Fidelity Series Long-Term Treasury Bond Index Fund (a)	79,113	539,551
Fidelity Series Real Estate Income Fund (a)	2,981	32,013
TOTAL BOND FUNDS
(Cost $7,315,757)		6,890,320

Short-Term Funds - 5.7%
Fidelity Series Government Money Market Fund 1.70% (a)(b)	523,665	523,665
Fidelity Series Short-Term Credit Fund (a)	13,490	130,581
TOTAL SHORT-TERM FUNDS
(Cost $657,362)		654,246
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,848,314)		11,406,533
NET OTHER ASSETS (LIABILITIES) - 0.0%		(193)
NET ASSETS - 100%		$11,406,340

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$1,699,207	$298,644	$4,592	$(2,178)	$5,747	$1,403,450
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	646,505	188,742	2,618	(7,129)	(28,396)	422,238
Fidelity Series All-Sector Equity Fund	58,800	43,753	25,864	12,759	(1,272)	(16,204)	59,213
Fidelity Series Blue Chip Growth Fund	92,155	132,343	48,375	19,960	(4,941)	(38,247)	132,935
Fidelity Series Canada Fund	122,883	67,969	50,706	3,188	(707)	339	139,778
Fidelity Series Commodity Strategy Fund	401,107	177,404	360,572	122,176	(9,176)	(37,022)	171,741
Fidelity Series Emerging Markets Debt Fund	81,323	19,276	25,468	3,423	(3,139)	(12,498)	59,494
Fidelity Series Emerging Markets Debt Local Currency Fund	26,604	6,629	8,496	959	(546)	(4,376)	19,815
Fidelity Series Emerging Markets Fund	98,670	48,782	28,611	3,229	(1,829)	(28,723)	88,289
Fidelity Series Emerging Markets Opportunities Fund	893,789	581,802	315,836	104,235	(25,570)	(337,431)	796,754
Fidelity Series Floating Rate High Income Fund	15,689	3,306	7,097	631	(152)	(344)	11,402
Fidelity Series Government Money Market Fund 1.70%	2,408,196	217,863	2,102,394	2,870	--	--	523,665
Fidelity Series Growth Company Fund	233,911	287,975	126,695	71,380	(10,792)	(115,364)	269,035
Fidelity Series High Income Fund	93,614	16,484	38,691	4,543	(2,488)	(7,353)	61,566
Fidelity Series Inflation-Protected Bond Index Fund	1,629,139	163,221	1,723,582	64,945	104,635	(173,413)	--
Fidelity Series International Credit Fund	3,954	125	--	125	--	(628)	3,451
Fidelity Series International Developed Markets Bond Index Fund	--	576,300	93,022	797	(3,867)	(24,175)	455,236
Fidelity Series International Growth Fund	333,648	234,789	134,973	29,658	(14,814)	(86,897)	331,753
Fidelity Series International Small Cap Fund	102,766	59,436	35,540	13,583	(3,653)	(33,172)	89,837
Fidelity Series International Value Fund	330,897	171,399	124,515	18,605	(3,974)	(44,880)	328,927
Fidelity Series Intrinsic Opportunities Fund	241,327	141,845	168,116	42,404	(4,215)	(38,157)	172,684
Fidelity Series Investment Grade Bond Fund	5,424,018	988,568	1,955,054	116,312	(94,489)	(480,939)	3,882,104
Fidelity Series Large Cap Stock Fund	210,153	190,473	122,171	19,676	(2,591)	(20,757)	255,107
Fidelity Series Large Cap Value Index Fund	78,511	56,810	42,621	5,657	(980)	(5,788)	85,932
Fidelity Series Long-Term Treasury Bond Index Fund	448,084	392,638	191,153	11,288	(11,126)	(98,892)	539,551
Fidelity Series Opportunistic Insights Fund	121,223	138,006	61,492	25,236	(4,434)	(42,580)	150,723
Fidelity Series Overseas Fund	334,458	215,697	133,153	11,008	(7,947)	(75,355)	333,700
Fidelity Series Real Estate Income Fund	56,479	9,398	29,402	2,560	(454)	(4,008)	32,013
Fidelity Series Short-Term Credit Fund	553,816	59,116	464,788	6,519	(5,941)	(11,622)	130,581
Fidelity Series Small Cap Discovery Fund	26,376	18,615	10,362	5,293	(816)	(6,291)	27,522
Fidelity Series Small Cap Opportunities Fund	87,463	71,635	37,957	22,566	(2,835)	(26,954)	91,352
Fidelity Series Stock Selector Large Cap Value Fund	179,155	154,388	107,939	35,468	(2,983)	(32,499)	190,122
Fidelity Series Value Discovery Fund	137,702	110,431	85,317	17,752	(1,826)	(14,427)	146,563
Total	$14,825,910	$7,702,188	$9,147,348	$806,015	$(132,229)	$(1,841,306)	$11,406,533

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,752,929	$1,752,929	$--	$--
International Equity Funds	2,109,038	2,109,038	--	--
Bond Funds	6,890,320	6,890,320	--	--
Short-Term Funds	654,246	654,246	--	--
Total Investments in Securities:	$11,406,533	$11,406,533	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $11,848,314)	$11,406,533
Total Investment in Securities (cost $11,848,314)		$11,406,533
Cash		32
Receivable for investments sold		112,498
Total assets		11,519,063
Liabilities
Payable for investments purchased	$103,612
Payable for fund shares redeemed	4,606
Accrued management fee	4,505
Total liabilities		112,723
Net Assets		$11,406,340
Net Assets consist of:
Paid in capital		$11,837,769
Total accumulated earnings (loss)		(431,429)
Net Assets		$11,406,340
Net Asset Value, offering price and redemption price per share ($11,406,340 ÷ 218,976 shares)		$52.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2022
Investment Income
Dividends:
Affiliated issuers		$411,068
Expenses
Management fee	$65,513
Independent trustees' fees and expenses	44
Total expenses		65,557
Net investment income (loss)		345,511
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(132,229)
Capital gain distributions from underlying funds:
Affiliated issuers	394,947
Total net realized gain (loss)		262,718
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,841,306)
Total change in net unrealized appreciation (depreciation)		(1,841,306)
Net gain (loss)		(1,578,588)
Net increase (decrease) in net assets resulting from operations		$(1,233,077)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$345,511	$112,587
Net realized gain (loss)	262,718	437,487
Change in net unrealized appreciation (depreciation)	(1,841,306)	722,405
Net increase (decrease) in net assets resulting from operations	(1,233,077)	1,272,479
Distributions to shareholders	(663,449)	(360,767)
Share transactions
Proceeds from sales of shares	2,025,768	4,861,437
Reinvestment of distributions	591,517	329,623
Cost of shares redeemed	(4,140,067)	(2,381,848)
Net increase (decrease) in net assets resulting from share transactions	(1,522,782)	2,809,212
Total increase (decrease) in net assets	(3,419,308)	3,720,924
Net Assets
Beginning of period	14,825,648	11,104,724
End of period	$11,406,340	$14,825,648
Other Information
Shares
Sold	35,677	83,590
Issued in reinvestment of distributions	10,199	5,737
Redeemed	(74,473)	(40,928)
Net increase (decrease)	(28,597)	48,399

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2010 Fund

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$59.88	$55.75	$53.53	$53.40	$60.82
Income from Investment Operations
Net investment income (loss)A,B	1.444	.508	.888	1.026	.877
Net realized and unrealized gain (loss)	(6.454)	5.365	3.009	1.329	1.285
Total from investment operations	(5.010)	5.873	3.897	2.355	2.162
Distributions from net investment income	(1.433)	(.533)	(.908)	(1.028)	(.850)
Distributions from net realized gain	(1.347)	(1.210)	(.769)	(1.197)	(8.732)
Total distributions	(2.780)	(1.743)	(1.677)	(2.225)	(9.582)
Net asset value, end of period	$52.09	$59.88	$55.75	$53.53	$53.40
Total ReturnC	(8.77)%	10.69%	7.44%	4.66%	3.98%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.49%	.50%	.51%	.52%	.53%
Expenses net of fee waivers, if any	.49%	.50%	.51%	.52%	.53%
Expenses net of all reductions	.49%	.50%	.51%	.52%	.53%
Net investment income (loss)	2.58%	.88%	1.66%	1.97%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$11,406	$14,826	$11,105	$10,548	$6,867
Portfolio turnover rateF	58%	32%	51%	32%	44%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.5
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Overseas Fund	3.6
Fidelity Series International Growth Fund	3.6
Fidelity Series International Value Fund	3.6
Fidelity Series Growth Company Fund	3.3
74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.9%
International Equity Funds	22.1%
Bond Funds	54.1%
Short-Term Funds	2.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠

Schedule of Investments July 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 20.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	20,063	$195,613
Fidelity Series Blue Chip Growth Fund (a)	36,642	438,965
Fidelity Series Commodity Strategy Fund (a)	80,759	404,602
Fidelity Series Growth Company Fund (a)	58,037	888,543
Fidelity Series Intrinsic Opportunities Fund (a)	29,927	562,926
Fidelity Series Large Cap Stock Fund (a)	47,683	842,555
Fidelity Series Large Cap Value Index Fund (a)	19,739	283,842
Fidelity Series Opportunistic Insights Fund (a)	31,309	497,805
Fidelity Series Small Cap Discovery Fund (a)	8,317	90,903
Fidelity Series Small Cap Opportunities Fund (a)	24,269	305,067
Fidelity Series Stock Selector Large Cap Value Fund (a)	49,605	627,995
Fidelity Series Value Discovery Fund (a)	31,809	484,128
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,438,852)		5,622,944

International Equity Funds - 22.1%
Fidelity Series Canada Fund (a)	29,186	410,640
Fidelity Series Emerging Markets Fund (a)	28,928	236,052
Fidelity Series Emerging Markets Opportunities Fund (a)	130,231	2,130,574
Fidelity Series International Growth Fund (a)	63,609	974,490
Fidelity Series International Small Cap Fund (a)	16,186	264,486
Fidelity Series International Value Fund (a)	98,369	965,986
Fidelity Series Overseas Fund (a)	86,475	979,758
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,338,853)		5,961,986

Bond Funds - 54.1%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	178,954	1,803,857
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	185,696	1,702,834
Fidelity Series Emerging Markets Debt Fund (a)	18,916	140,166
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,566	46,646
Fidelity Series Floating Rate High Income Fund (a)	3,040	26,876
Fidelity Series High Income Fund (a)	17,133	145,113
Fidelity Series International Credit Fund (a)	533	4,572
Fidelity Series International Developed Markets Bond Index Fund (a)	117,415	1,070,824
Fidelity Series Investment Grade Bond Fund (a)	779,796	8,195,651
Fidelity Series Long-Term Treasury Bond Index Fund (a)	195,486	1,333,213
Fidelity Series Real Estate Income Fund (a)	7,633	81,973
TOTAL BOND FUNDS
(Cost $15,609,857)		14,551,725

Short-Term Funds - 2.9%
Fidelity Series Government Money Market Fund 1.70% (a)(b)	626,134	626,134
Fidelity Series Short-Term Credit Fund (a)	16,108	155,926
TOTAL SHORT-TERM FUNDS
(Cost $784,733)		782,060
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,172,295)		26,918,715
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,113)
NET ASSETS - 100%		$26,917,602

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$2,082,870	$283,083	$5,984	$(1,811)	$6,772	$1,803,857
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	2,260,002	424,173	9,591	(13,166)	(119,829)	1,702,834
Fidelity Series All-Sector Equity Fund	193,288	130,835	69,249	44,022	(3,578)	(55,683)	195,613
Fidelity Series Blue Chip Growth Fund	302,928	418,581	137,703	66,662	(14,556)	(130,285)	438,965
Fidelity Series Canada Fund	341,561	190,258	121,488	9,662	(1,218)	1,527	410,640
Fidelity Series Commodity Strategy Fund	849,404	413,107	765,911	264,372	(24,952)	(67,046)	404,602
Fidelity Series Emerging Markets Debt Fund	172,129	52,149	48,060	7,800	(2,962)	(33,090)	140,166
Fidelity Series Emerging Markets Debt Local Currency Fund	56,952	17,514	16,530	2,293	(1,335)	(9,955)	46,646
Fidelity Series Emerging Markets Fund	242,737	132,984	58,494	9,021	(3,001)	(78,174)	236,052
Fidelity Series Emerging Markets Opportunities Fund	2,195,952	1,556,001	647,428	286,179	(55,094)	(918,857)	2,130,574
Fidelity Series Floating Rate High Income Fund	33,749	8,615	14,343	1,446	(308)	(837)	26,876
Fidelity Series Government Money Market Fund 1.70%	4,045,829	411,097	3,830,792	4,124	--	--	626,134
Fidelity Series Growth Company Fund	768,927	929,908	368,003	258,288	(44,590)	(397,699)	888,543
Fidelity Series High Income Fund	198,248	46,938	77,597	10,429	(4,097)	(18,379)	145,113
Fidelity Series Inflation-Protected Bond Index Fund	2,977,887	342,657	3,181,504	131,824	164,266	(303,306)	--
Fidelity Series International Credit Fund	5,238	166	--	165	--	(832)	4,572
Fidelity Series International Developed Markets Bond Index Fund	--	1,320,065	185,790	1,879	(6,572)	(56,879)	1,070,824
Fidelity Series International Growth Fund	926,988	643,985	300,470	89,603	(30,833)	(265,180)	974,490
Fidelity Series International Small Cap Fund	285,440	164,045	76,900	40,993	(9,467)	(98,632)	264,486
Fidelity Series International Value Fund	919,358	481,076	295,632	56,210	(8,947)	(129,869)	965,986
Fidelity Series Intrinsic Opportunities Fund	793,290	442,496	532,864	142,641	(9,631)	(130,365)	562,926
Fidelity Series Investment Grade Bond Fund	10,375,135	2,428,972	3,434,399	239,459	(190,774)	(983,283)	8,195,651
Fidelity Series Large Cap Stock Fund	690,818	552,726	326,680	66,336	(4,943)	(69,366)	842,555
Fidelity Series Large Cap Value Index Fund	258,076	160,595	112,626	19,850	(2,336)	(19,867)	283,842
Fidelity Series Long-Term Treasury Bond Index Fund	948,913	1,012,093	365,852	26,803	(32,202)	(229,739)	1,333,213
Fidelity Series Opportunistic Insights Fund	398,491	429,793	170,965	86,951	(17,269)	(142,245)	497,805
Fidelity Series Overseas Fund	929,231	594,356	303,533	33,191	(21,041)	(219,255)	979,758
Fidelity Series Real Estate Income Fund	119,607	26,876	54,456	5,874	(346)	(9,708)	81,973
Fidelity Series Short-Term Credit Fund	930,515	109,625	855,268	10,840	(12,159)	(16,787)	155,926
Fidelity Series Small Cap Discovery Fund	86,700	55,570	27,748	17,853	(2,545)	(21,074)	90,903
Fidelity Series Small Cap Opportunities Fund	287,500	216,690	99,364	75,485	(5,525)	(94,234)	305,067
Fidelity Series Stock Selector Large Cap Value Fund	588,915	446,864	288,447	122,619	(9,739)	(109,598)	627,995
Fidelity Series Value Discovery Fund	452,649	314,245	229,174	61,224	(5,794)	(47,798)	484,128
Total	$31,376,455	$18,393,754	$17,704,526	$2,209,673	$(376,525)	$(4,769,552)	$26,918,715

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,622,944	$5,622,944	$--	$--
International Equity Funds	5,961,986	5,961,986	--	--
Bond Funds	14,551,725	14,551,725	--	--
Short-Term Funds	782,060	782,060	--	--
Total Investments in Securities:	$26,918,715	$26,918,715	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $28,172,295)	$26,918,715
Total Investment in Securities (cost $28,172,295)		$26,918,715
Cash		2
Receivable for investments sold		315,387
Total assets		27,234,104
Liabilities
Payable for investments purchased	$276,574
Payable for fund shares redeemed	28,159
Accrued management fee	11,769
Total liabilities		316,502
Net Assets		$26,917,602
Net Assets consist of:
Paid in capital		$27,980,126
Total accumulated earnings (loss)		(1,062,524)
Net Assets		$26,917,602
Net Asset Value, offering price and redemption price per share ($26,917,602 ÷ 461,106 shares)		$58.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2022
Investment Income
Dividends:
Affiliated issuers		$949,394
Expenses
Management fee	$164,286
Independent trustees' fees and expenses	100
Total expenses		164,386
Net investment income (loss)		785,008
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(376,525)
Capital gain distributions from underlying funds:
Affiliated issuers	1,260,279
Total net realized gain (loss)		883,754
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(4,769,552)
Total change in net unrealized appreciation (depreciation)		(4,769,552)
Net gain (loss)		(3,885,798)
Net increase (decrease) in net assets resulting from operations		$(3,100,790)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$785,008	$237,260
Net realized gain (loss)	883,754	1,072,545
Change in net unrealized appreciation (depreciation)	(4,769,552)	2,156,141
Net increase (decrease) in net assets resulting from operations	(3,100,790)	3,465,946
Distributions to shareholders	(1,738,925)	(798,812)
Share transactions
Proceeds from sales of shares	6,526,136	10,741,128
Reinvestment of distributions	1,595,979	757,214
Cost of shares redeemed	(7,740,580)	(4,335,415)
Net increase (decrease) in net assets resulting from share transactions	381,535	7,162,927
Total increase (decrease) in net assets	(4,458,180)	9,830,061
Net Assets
Beginning of period	31,375,782	21,545,721
End of period	$26,917,602	$31,375,782
Other Information
Shares
Sold	99,713	165,271
Issued in reinvestment of distributions	24,193	11,765
Redeemed	(122,767)	(65,729)
Net increase (decrease)	1,139	111,307

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2015 Fund

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$68.21	$61.80	$59.41	$59.14	$64.98
Income from Investment Operations
Net investment income (loss)A,B	1.629	.565	.947	1.093	.869
Net realized and unrealized gain (loss)	(7.886)	7.894	3.526	1.336	2.076
Total from investment operations	(6.257)	8.459	4.473	2.429	2.945
Distributions from net investment income	(1.569)	(.598)	(.987)	(1.092)	(.877)
Distributions from net realized gain	(2.004)	(1.451)	(1.096)	(1.067)	(7.908)
Total distributions	(3.573)	(2.049)	(2.083)	(2.159)	(8.785)
Net asset value, end of period	$58.38	$68.21	$61.80	$59.41	$59.14
Total ReturnC	(9.69)%	13.92%	7.71%	4.36%	5.00%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.54%	.55%	.55%	.57%	.58%
Expenses net of fee waivers, if any	.54%	.55%	.55%	.57%	.58%
Expenses net of all reductions	.54%	.55%	.55%	.57%	.57%
Net investment income (loss)	2.58%	.86%	1.60%	1.89%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$26,918	$31,376	$21,546	$20,922	$13,754
Portfolio turnover rateF	58%	30%	48%	28%	44%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Emerging Markets Opportunities Fund	8.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.6
Fidelity Series Overseas Fund	4.3
Fidelity Series International Growth Fund	4.3
Fidelity Series International Value Fund	4.3
Fidelity Series Growth Company Fund	4.3
Fidelity Series Large Cap Stock Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
74.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.5%
International Equity Funds	25.8%
Bond Funds	46.9%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠

Schedule of Investments July 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 26.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	56,100	$546,976
Fidelity Series Blue Chip Growth Fund (a)	102,437	1,227,195
Fidelity Series Commodity Strategy Fund (a)	175,116	877,329
Fidelity Series Growth Company Fund (a)	162,264	2,484,256
Fidelity Series Intrinsic Opportunities Fund (a)	83,329	1,567,418
Fidelity Series Large Cap Stock Fund (a)	133,326	2,355,875
Fidelity Series Large Cap Value Index Fund (a)	55,190	793,629
Fidelity Series Opportunistic Insights Fund (a)	87,522	1,391,594
Fidelity Series Small Cap Discovery Fund (a)	23,255	254,178
Fidelity Series Small Cap Opportunities Fund (a)	67,900	853,502
Fidelity Series Stock Selector Large Cap Value Fund (a)	138,692	1,755,837
Fidelity Series Value Discovery Fund (a)	88,937	1,353,615
TOTAL DOMESTIC EQUITY FUNDS
(Cost $15,238,154)		15,461,404

International Equity Funds - 25.8%
Fidelity Series Canada Fund (a)	75,806	1,066,585
Fidelity Series Emerging Markets Fund (a)	70,310	573,728
Fidelity Series Emerging Markets Opportunities Fund (a)	316,492	5,177,815
Fidelity Series International Growth Fund (a)	165,250	2,531,624
Fidelity Series International Small Cap Fund (a)	42,048	687,059
Fidelity Series International Value Fund (a)	255,643	2,510,416
Fidelity Series Overseas Fund (a)	224,722	2,546,099
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,160,630)		15,093,326

Bond Funds - 46.9%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	62,207	627,050
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	567,365	5,202,740
Fidelity Series Emerging Markets Debt Fund (a)	41,020	303,956
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	12,078	101,211
Fidelity Series Floating Rate High Income Fund (a)	6,592	58,277
Fidelity Series High Income Fund (a)	37,148	314,647
Fidelity Series International Credit Fund (a)	1,232	10,567
Fidelity Series International Developed Markets Bond Index Fund (a)	254,022	2,316,678
Fidelity Series Investment Grade Bond Fund (a)	1,431,950	15,049,798
Fidelity Series Long-Term Treasury Bond Index Fund (a)	478,361	3,262,420
Fidelity Series Real Estate Income Fund (a)	16,959	182,145
TOTAL BOND FUNDS
(Cost $29,662,397)		27,429,489

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 1.70% (a)(b)	362,121	362,121
Fidelity Series Short-Term Credit Fund (a)	9,307	90,087
TOTAL SHORT-TERM FUNDS
(Cost $453,600)		452,208
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $61,514,781)		58,436,427
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,192)
NET ASSETS - 100%		$58,435,235

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$2,155,288	$1,531,511	$1,983	$(370)	$3,938	$627,050
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	6,921,272	1,302,205	27,526	(47,763)	(368,564)	5,202,740
Fidelity Series All-Sector Equity Fund	565,064	363,502	207,560	126,362	(10,311)	(163,719)	546,976
Fidelity Series Blue Chip Growth Fund	885,570	1,169,137	400,784	191,230	(33,760)	(392,968)	1,227,195
Fidelity Series Canada Fund	912,246	497,240	343,295	25,101	(2,709)	3,103	1,066,585
Fidelity Series Commodity Strategy Fund	1,831,514	998,410	1,773,866	566,942	(19,803)	(158,926)	877,329
Fidelity Series Emerging Markets Debt Fund	372,077	124,164	111,831	17,151	(7,079)	(73,375)	303,956
Fidelity Series Emerging Markets Debt Local Currency Fund	121,765	39,002	34,838	4,938	(2,644)	(22,074)	101,211
Fidelity Series Emerging Markets Fund	595,625	335,735	154,665	21,909	(6,488)	(196,479)	573,728
Fidelity Series Emerging Markets Opportunities Fund	5,388,072	3,855,810	1,640,303	696,127	(115,664)	(2,310,100)	5,177,815
Fidelity Series Floating Rate High Income Fund	72,640	21,460	33,245	3,171	(605)	(1,973)	58,277
Fidelity Series Government Money Market Fund 1.70%	6,433,970	881,020	6,952,869	4,305	--	--	362,121
Fidelity Series Growth Company Fund	2,247,905	2,595,555	1,089,343	724,888	(94,299)	(1,175,562)	2,484,256
Fidelity Series High Income Fund	427,495	110,149	172,434	22,859	(9,373)	(41,190)	314,647
Fidelity Series Inflation-Protected Bond Index Fund	5,572,729	845,413	6,162,271	242,553	311,695	(567,566)	--
Fidelity Series International Credit Fund	12,108	382	--	382	--	(1,923)	10,567
Fidelity Series International Developed Markets Bond Index Fund	--	2,921,906	460,728	4,136	(16,317)	(128,183)	2,316,678
Fidelity Series International Growth Fund	2,475,681	1,701,185	843,086	232,614	(84,432)	(717,724)	2,531,624
Fidelity Series International Small Cap Fund	762,272	417,046	200,139	106,092	(18,241)	(273,879)	687,059
Fidelity Series International Value Fund	2,455,324	1,251,857	826,116	145,920	(33,045)	(337,604)	2,510,416
Fidelity Series Intrinsic Opportunities Fund	2,319,118	1,248,780	1,592,978	409,895	(17,198)	(390,304)	1,567,418
Fidelity Series Investment Grade Bond Fund	19,818,139	5,805,803	8,247,809	462,375	(470,793)	(1,855,542)	15,049,798
Fidelity Series Large Cap Stock Fund	2,019,542	1,535,619	974,805	191,340	(13,596)	(210,885)	2,355,875
Fidelity Series Large Cap Value Index Fund	754,463	433,466	327,722	56,602	(5,446)	(61,132)	793,629
Fidelity Series Long-Term Treasury Bond Index Fund	2,046,153	2,725,639	900,645	61,955	(40,478)	(568,249)	3,262,420
Fidelity Series Opportunistic Insights Fund	1,164,967	1,198,810	503,970	247,970	(38,389)	(429,824)	1,391,594
Fidelity Series Overseas Fund	2,481,665	1,582,753	860,705	86,165	(55,364)	(602,250)	2,546,099
Fidelity Series Real Estate Income Fund	257,908	65,952	118,984	12,791	(2,139)	(20,592)	182,145
Fidelity Series Short-Term Credit Fund	1,479,554	218,928	1,568,049	15,251	(15,541)	(24,805)	90,087
Fidelity Series Small Cap Discovery Fund	253,455	153,238	83,820	50,853	(6,509)	(62,186)	254,178
Fidelity Series Small Cap Opportunities Fund	840,478	616,511	311,061	216,198	(20,294)	(272,132)	853,502
Fidelity Series Stock Selector Large Cap Value Fund	1,721,639	1,227,123	844,567	351,004	(29,975)	(318,383)	1,755,837
Fidelity Series Value Discovery Fund	1,323,278	858,838	670,549	175,537	(16,264)	(141,688)	1,353,615
Total	$67,612,416	$44,876,993	$41,246,753	$5,504,125	$(923,194)	$(11,882,740)	$58,436,427

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$15,461,404	$15,461,404	$--	$--
International Equity Funds	15,093,326	15,093,326	--	--
Bond Funds	27,429,489	27,429,489	--	--
Short-Term Funds	452,208	452,208	--	--
Total Investments in Securities:	$58,436,427	$58,436,427	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $61,514,781)	$58,436,427
Total Investment in Securities (cost $61,514,781)		$58,436,427
Cash		187
Receivable for investments sold		771,493
Receivable for fund shares sold		1,450
Total assets		59,209,557
Liabilities
Payable for investments purchased	$489,146
Payable for fund shares redeemed	257,569
Accrued management fee	27,607
Total liabilities		774,322
Net Assets		$58,435,235
Net Assets consist of:
Paid in capital		$60,980,134
Total accumulated earnings (loss)		(2,544,899)
Net Assets		$58,435,235
Net Asset Value, offering price and redemption price per share ($58,435,235 ÷ 978,927 shares)		$59.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2022
Investment Income
Dividends:
Affiliated issuers		$2,069,277
Expenses
Management fee	$387,872
Independent trustees' fees and expenses	219
Total expenses		388,091
Net investment income (loss)		1,681,186
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(923,194)
Capital gain distributions from underlying funds:
Affiliated issuers	3,434,848
Total net realized gain (loss)		2,511,654
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(11,882,740)
Total change in net unrealized appreciation (depreciation)		(11,882,740)
Net gain (loss)		(9,371,086)
Net increase (decrease) in net assets resulting from operations		$(7,689,900)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,681,186	$519,083
Net realized gain (loss)	2,511,654	2,490,841
Change in net unrealized appreciation (depreciation)	(11,882,740)	6,058,904
Net increase (decrease) in net assets resulting from operations	(7,689,900)	9,068,828
Distributions to shareholders	(4,086,853)	(1,657,535)
Share transactions
Proceeds from sales of shares	16,359,796	20,806,496
Reinvestment of distributions	3,771,778	1,593,342
Cost of shares redeemed	(17,530,600)	(11,565,134)
Net increase (decrease) in net assets resulting from share transactions	2,600,974	10,834,704
Total increase (decrease) in net assets	(9,175,779)	18,245,997
Net Assets
Beginning of period	67,611,014	49,365,017
End of period	$58,435,235	$67,611,014
Other Information
Shares
Sold	241,238	307,458
Issued in reinvestment of distributions	55,153	24,220
Redeemed	(272,603)	(170,385)
Net increase (decrease)	23,788	161,293

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2020 Fund

Years ended July 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$70.79	$62.18	$59.88	$59.80	$64.06
Income from Investment Operations
Net investment income (loss)A,B	1.637	.586	.930	1.031	.813
Net realized and unrealized gain (loss)	(8.714)	9.999	3.672	1.221	2.708
Total from investment operations	(7.077)	10.585	4.602	2.252	3.521
Distributions from net investment income	(1.614)	(.617)	(.966)	(1.061)	(.810)
Distributions from net realized gain	(2.409)	(1.358)	(1.336)	(1.111)	(6.971)
Total distributions	(4.023)	(1.975)	(2.302)	(2.172)	(7.781)
Net asset value, end of period	$59.69	$70.79	$62.18	$59.88	$59.80
Total ReturnC	(10.63)%	17.29%	7.88%	4.04%	6.01%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.58%	.59%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.58%	.59%	.60%	.61%	.62%
Expenses net of all reductions	.58%	.59%	.60%	.61%	.62%
Net investment income (loss)	2.51%	.87%	1.57%	1.78%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$58,435	$67,611	$49,365	$43,005	$26,667
Portfolio turnover rateF	62%	34%	48%	29%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2022

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	22.4
Fidelity Series Emerging Markets Opportunities Fund	9.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Long-Term Treasury Bond Index Fund	6.1
Fidelity Series Growth Company Fund	4.9
Fidelity Series Overseas Fund	4.9
Fidelity Series International Growth Fund	4.8
Fidelity Series International Value Fund	4.8
Fidelity Series Large Cap Stock Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	3.9
73.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.4%
International Equity Funds	28.4%
Bond Funds	41.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2025 Fund℠

Schedule of Investments July 31, 2022

Showing Percentage of Net Assets

Domestic Equity Funds - 30.4%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	12,116	$118,129
Fidelity Series Blue Chip Growth Fund (a)	22,118	264,971
Fidelity Series Commodity Strategy Fund (a)	32,681	163,734
Fidelity Series Growth Company Fund (a)	35,040	536,464
Fidelity Series Intrinsic Opportunities Fund (a)	17,962	337,872
Fidelity Series Large Cap Stock Fund (a)	28,791	508,741
Fidelity Series Large Cap Value Index Fund (a)	11,919	171,391
Fidelity Series Opportunistic Insights Fund (a)	18,898	300,481
Fidelity Series Small Cap Discovery Fund (a)	5,022	54,890
Fidelity Series Small Cap Opportunities Fund (a)	14,671	184,410
Fidelity Series Stock Selector Large Cap Value Fund (a)	29,952	379,199
Fidelity Series Value Discovery Fund (a)	19,208	292,341
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,376,703)		3,312,623

International Equity Funds - 28.4%
Fidelity Series Canada Fund (a)	15,794	222,220
Fidelity Series Emerging Markets Fund (a)	14,117	115,194
Fidelity Series Emerging Markets Opportunities Fund (a)	63,521	1,039,199
Fidelity Series International Growth Fund (a)	34,429	527,448
Fidelity Series International Small Cap Fund (a)	8,758	143,102
Fidelity Series International Value Fund (a)	53,263	523,044
Fidelity Series Overseas Fund (a)	46,818	530,449
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,418,667)		3,100,656

Bond Funds - 41.2%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	84,999	779,438
Fidelity Series Emerging Markets Debt Fund (a)	7,657	56,737
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,257	18,918
Fidelity Series Floating Rate High Income Fund (a)	1,230	10,870
Fidelity Series High Income Fund (a)	6,929	58,689
Fidelity Series International Credit Fund (a)	333	2,855
Fidelity Series International Developed Markets Bond Index Fund (a)	46,332	422,550
Fidelity Series Investment Grade Bond Fund (a)	232,546	2,444,056
Fidelity Series Long-Term Treasury Bond Index Fund (a)	97,340	663,856
Fidelity Series Real Estate Income Fund (a)	3,090	33,185
TOTAL BOND FUNDS
(Cost $4,939,992)		4,491,154
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,735,362)		10,904,433
NET OTHER ASSETS (LIABILITIES) - 0.0%		(273)
NET ASSETS - 100%		$10,904,160

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$282,741	$282,942	$164	$226	$--	$--
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	1,056,435	217,547	3,270	(12,973)	(46,477)	779,438
Fidelity Series All-Sector Equity Fund	118,241	106,946	68,991	25,167	(5,538)	(32,529)	118,129
Fidelity Series Blue Chip Growth Fund	185,299	303,981	129,155	39,237	(15,236)	(79,918)	264,971
Fidelity Series Canada Fund	180,758	164,518	119,423	4,658	(3,559)	(74)	222,220
Fidelity Series Commodity Strategy Fund	308,989	244,397	361,581	95,595	2,689	(30,760)	163,734
Fidelity Series Emerging Markets Debt Fund	62,672	42,055	33,196	3,012	(2,037)	(12,757)	56,737
Fidelity Series Emerging Markets Debt Local Currency Fund	20,297	13,727	10,603	798	(881)	(3,622)	18,918
Fidelity Series Emerging Markets Fund	111,138	98,814	53,587	3,900	(6,542)	(34,629)	115,194
Fidelity Series Emerging Markets Opportunities Fund	1,009,838	1,018,905	510,215	123,398	(82,329)	(397,000)	1,039,199
Fidelity Series Floating Rate High Income Fund	12,051	7,861	8,535	555	(78)	(429)	10,870
Fidelity Series Government Money Market Fund 1.70%	747,026	207,140	954,166	395	--	--	--
Fidelity Series Growth Company Fund	470,375	671,574	334,640	140,932	(31,358)	(239,487)	536,464
Fidelity Series High Income Fund	72,122	40,813	44,790	3,975	(1,754)	(7,702)	58,689
Fidelity Series Inflation-Protected Bond Index Fund	799,344	251,185	1,016,071	32,448	18,130	(52,588)	--
Fidelity Series International Credit Fund	3,271	103	--	103	--	(519)	2,855
Fidelity Series International Developed Markets Bond Index Fund	--	558,097	109,181	715	(5,562)	(20,804)	422,550
Fidelity Series International Growth Fund	490,612	493,314	288,203	43,093	(32,442)	(135,833)	527,448
Fidelity Series International Small Cap Fund	151,078	122,700	71,046	19,561	(8,992)	(50,638)	143,102
Fidelity Series International Value Fund	486,595	402,036	282,974	27,033	(13,040)	(69,573)	523,044
Fidelity Series Intrinsic Opportunities Fund	485,286	408,289	465,186	83,836	(23,425)	(67,092)	337,872
Fidelity Series Investment Grade Bond Fund	2,941,683	1,830,294	1,955,938	71,105	(90,369)	(281,614)	2,444,056
Fidelity Series Large Cap Stock Fund	422,597	429,304	288,793	39,102	(7,755)	(46,612)	508,741
Fidelity Series Large Cap Value Index Fund	157,847	130,425	100,996	11,131	(2,734)	(13,151)	171,391
Fidelity Series Long-Term Treasury Bond Index Fund	345,359	680,794	236,900	11,801	(23,878)	(101,519)	663,856
Fidelity Series Opportunistic Insights Fund	243,775	319,311	161,527	48,568	(12,756)	(88,322)	300,481
Fidelity Series Overseas Fund	491,779	464,575	283,503	15,961	(23,642)	(118,760)	530,449
Fidelity Series Real Estate Income Fund	43,508	21,432	27,624	2,178	(718)	(3,413)	33,185
Fidelity Series Short-Term Credit Fund	171,612	55,076	222,151	1,688	(4,150)	(387)	--
Fidelity Series Small Cap Discovery Fund	53,030	46,628	29,324	10,632	(1,783)	(13,661)	54,890
Fidelity Series Small Cap Opportunities Fund	175,871	178,469	105,042	44,651	(12,244)	(52,644)	184,410
Fidelity Series Stock Selector Large Cap Value Fund	360,257	345,630	251,415	69,844	(11,936)	(63,337)	379,199
Fidelity Series Value Discovery Fund	276,896	247,186	196,099	35,033	(6,674)	(28,968)	292,341
Total	$11,399,206	$11,244,755	$9,221,344	$1,013,539	$(423,340)	$(2,094,819)	$10,904,433

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,312,623	$3,312,623	$--	$--
International Equity Funds	3,100,656	3,100,656	--	--
Bond Funds	4,491,154	4,491,154	--	--
Total Investments in Securities:	$10,904,433	$10,904,433	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2022
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $11,735,362)	$10,904,433
Total Investment in Securities (cost $11,735,362)		$10,904,433
Receivable for investments sold		109,009
Receivable for fund shares sold		50
Total assets		11,013,492
Liabilities
Payable for investments purchased	$103,901
Accrued management fee	5,431
Total liabilities		109,332
Net Assets		$10,904,160
Net Assets consist of:
Paid in capital		$11,892,519
Total accumulated earnings (loss)		(988,359)
Net Assets		$10,904,160
Net Asset Value, offering price and redemption price per share ($10,904,160 ÷ 1,038,804 shares)		$10.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2022
Investment Income
Dividends:
Affiliated issuers		$347,654
Expenses
Management fee	$72,658
Independent trustees' fees and expenses	38
Total expenses		72,696
Net investment income (loss)		274,958
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(423,340)
Capital gain distributions from underlying funds:
Affiliated issuers	665,885
Total net realized gain (loss)		242,545
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(2,094,819)
Total change in net unrealized appreciation (depreciation)		(2,094,819)
Net gain (loss)		(1,852,274)
Net increase (decrease) in net assets resulting from operations		$(1,577,316)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2022	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$274,958	$63,260
Net realized gain (loss)	242,545	323,270
Change in net unrealized appreciation (depreciation)	(2,094,819)	1,039,701
Net increase (decrease) in net assets resulting from operations	(1,577,316)	1,426,231
Distributions to shareholders	(733,824)	(211,257)
Share transactions
Proceeds from sales of shares	6,604,735	8,879,773
Reinvestment of distributions	719,705	200,392
Cost of shares redeemed	(5,508,059)	(4,572,418)
Net increase (decrease) in net assets resulting from share transactions	1,816,381	4,507,747
Total increase (decrease) in net assets	(494,759)	5,722,721
Net Assets
Beginning of period	11,398,919	5,676,198
End of period	$10,904,160	$11,398,919
Other Information
Shares
Sold	554,677	736,629
Issued in reinvestment of distributions	59,330	17,430
Redeemed	(482,095)	(374,257)
Net increase (decrease)	131,912	379,802

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2025 Fund

Years ended July 31,	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.57	$10.77	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.269	.088	.118
Net realized and unrealized gain (loss)	(1.561)	2.054	.822
Total from investment operations	(1.292)	2.142	.940
Distributions from net investment income	(.283)	(.106)	(.134)
Distributions from net realized gain	(.495)	(.236)	(.036)
Total distributions	(.778)	(.342)	(.170)
Net asset value, end of period	$10.50	$12.57	$10.77
Total ReturnD	(11.01)%	20.21%	9.45%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.62%	.63%	.64%G
Expenses net of fee waivers, if any	.62%	.63%	.64%G
Expenses net of all reductions	.62%	.63%	.64%G
Net investment income (loss)	2.35%	.74%	1.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$10,904	$11,399	$5,676
Portfolio turnover rateH	79%	66%	54%G

 A For the period August 16, 2019 (commencement of operations) through July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2022

1. Organization.

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD 2025 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of July 31, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$42,433,930	$614,095	$(2,513,512)	$(1,899,417)
Fidelity Simplicity RMD 2010 Fund	12,006,620	217,291	(817,378)	(600,087)
Fidelity Simplicity RMD 2015 Fund	28,562,699	645,606	(2,289,590)	(1,643,984)
Fidelity Simplicity RMD 2020 Fund	62,362,127	1,559,795	(5,485,495)	(3,925,700)
Fidelity Simplicity RMD 2025 Fund	11,971,092	304,887	(1,371,546)	(1,066,659)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Simplicity RMD Income Fund	$53,267	$632,603	$(1,899,417)
Fidelity Simplicity RMD 2010 Fund	11,941	183,527	(600,087)
Fidelity Simplicity RMD 2015 Fund	19,393	562,068	(1,643,984)
Fidelity Simplicity RMD 2020 Fund	34,043	1,544,700	(3,925,700)
Fidelity Simplicity RMD 2025 Fund	4,652	238,337	(1,066,659)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to July 31, 2022. Loss deferrals were as follows:

Capital losses
Fidelity Simplicity RMD Income Fund	$(50,173)
Fidelity Simplicity RMD 2010 Fund	(26,809)
Fidelity Simplicity RMD 2020 Fund	(197,942)
Fidelity Simplicity RMD 2025 Fund	(164,688)

Due to large subscriptions in a prior period, Fidelity Simplicity RMD 2025 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

July 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$1,247,173	$812,040	$2,059,213
Fidelity Simplicity RMD 2010 Fund	412,118	251,331	663,449
Fidelity Simplicity RMD 2015 Fund	997,466	741,459	1,738,925
Fidelity Simplicity RMD 2020 Fund	2,210,868	1,875,985	4,086,853
Fidelity Simplicity RMD 2025 Fund	430,159	303,665	733,824

July 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$767,424	$402,504	$1,169,928
Fidelity Simplicity RMD 2010 Fund	211,207	149,560	360,767
Fidelity Simplicity RMD 2015 Fund	427,874	370,938	798,812
Fidelity Simplicity RMD 2020 Fund	896,639	760,896	1,657,535
Fidelity Simplicity RMD 2025 Fund	120,636	90,621	211,257

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Simplicity RMD Income Fund	25,890,967	26,103,510
Fidelity Simplicity RMD 2010 Fund	7,702,188	9,147,348
Fidelity Simplicity RMD 2015 Fund	18,393,754	17,704,526
Fidelity Simplicity RMD 2020 Fund	44,876,993	41,246,753
Fidelity Simplicity RMD 2025 Fund	11,244,755	9,221,344

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

Fidelity Simplicity RMD Income Fund	.46%
Fidelity Simplicity RMD 2010 Fund	.49%
Fidelity Simplicity RMD 2015 Fund	.54%
Fidelity Simplicity RMD 2020 Fund	.58%
Fidelity Simplicity RMD 2025 Fund	.62%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the related net gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Simplicity RMD Income Fund	4,050,355	286,682
Fidelity Simplicity RMD 2010 Fund	1,122,865	65,739
Fidelity Simplicity RMD 2015 Fund	2,210,765	101,629
Fidelity Simplicity RMD 2020 Fund	4,135,488	188,898
Fidelity Simplicity RMD 2025 Fund	580,441	8,469

5. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD 2025 Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD 2025 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the financial highlights for the Fidelity Simplicity RMD 2025 Fund, which are for each of the two years in the period then ended and for the period from August 16, 2019 (commencement of operations) through July 31, 2020; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 12, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 297 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2021-present), President and Director of FIAM LLC (investment adviser firm, 2020-present), and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period-B February 1, 2022 to July 31, 2022
Fidelity Simplicity RMD Income Fund	.46%
Actual		$1,000.00	$940.40	$2.21
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Fidelity Simplicity RMD 2010 Fund	.49%
Actual		$1,000.00	$928.20	$2.34
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Simplicity RMD 2015 Fund	.54%
Actual		$1,000.00	$918.70	$2.57
Hypothetical-C		$1,000.00	$1,022.12	$2.71
Fidelity Simplicity RMD 2020 Fund	.58%
Actual		$1,000.00	$908.90	$2.75
Hypothetical-C		$1,000.00	$1,021.92	$2.91
Fidelity Simplicity RMD 2025 Fund	.62%
Actual		$1,000.00	$904.40	$2.93
Hypothetical-C		$1,000.00	$1,021.72	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Simplicity RMD Income Fund	$952,725
Fidelity Simplicity RMD 2010 Fund	$304,270
Fidelity Simplicity RMD 2015 Fund	$932,478
Fidelity Simplicity RMD 2020 Fund	$2,571,577
Fidelity Simplicity RMD 2025 Fund	$471,606

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Simplicity RMD Income Fund	17.25%
Fidelity Simplicity RMD 2010 Fund	13.03%
Fidelity Simplicity RMD 2015 Fund	9.83%
Fidelity Simplicity RMD 2020 Fund	6.72%
Fidelity Simplicity RMD 2025 Fund	6.06%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Simplicity RMD Income Fund
September 2021	8%
October 2021	12%
November 2021	12%
December 2021	12%
February 2022	0%
March 2022	0%
April 2022	0%
May 2022	0%
June 2022	0%
July 2022	0%
Fidelity Simplicity RMD 2010 Fund
September 2021	11%
October 2021	14%
November 2021	14%
December 2021	14%
February 2022	1%
March 2022	1%
April 2022	1%
May 2022	1%
June 2022	1%
July 2022	1%
Fidelity Simplicity RMD 2015 Fund
September 2021	7%
October 2021	18%
November 2021	18%
December 2021	18%
February 2022	0%
March 2022	0%
April 2022	0%
May 2022	0%
June 2022	0%
July 2022	0%
Fidelity Simplicity RMD 2020 Fund
September 2021	17%
October 2021	21%
November 2021	21%
December 2021	21%
February 2022	0%
March 2022	0%
April 2022	0%
May 2022	0%
June 2022	0%
July 2022	0%
Fidelity Simplicity RMD 2025 Fund
September 2021	2%
October 2021	22%
November 2021	22%
December 2021	22%
February 2022	6%
March 2022	0%
April 2022	6%
May 2022	6%
June 2022	6%
July 2022	6%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Simplicity RMD Income Fund
September 2021	1%
October 2021	1%
November 2021	1%
December 2021	1%
February 2022	2%
March 2022	2%
April 2022	2%
May 2022	2%
June 2022	2%
July 2022	2%
Fidelity Simplicity RMD 2010 Fund
September 2021	1%
October 2021	1%
November 2021	1%
December 2021	1%
February 2022	2%
March 2022	2%
April 2022	2%
May 2022	2%
June 2022	2%
July 2022	2%
Fidelity Simplicity RMD 2015 Fund
September 2021	1%
October 2021	1%
November 2021	1%
December 2021	1%
February 2022	2%
March 2022	2%
April 2022	2%
May 2022	2%
June 2022	2%
July 2022	2%
Fidelity Simplicity RMD 2020 Fund
September 2021	1%
October 2021	1%
November 2021	1%
December 2021	1%
February 2022	2%
March 2022	2%
April 2022	2%
May 2022	2%
June 2022	2%
July 2022	2%
Fidelity Simplicity RMD 2025 Fund
September 2021	1%
October 2021	1%
November 2021	1%
December 2021	1%
February 2022	3%
March 2022	3%
April 2022	0%
May 2022	3%
June 2022	3%
July 2022	3%

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SRD-ANN-0922
1.9881721.105

Item 2.

Code of Ethics

As of the end of the period, July 31, 2022, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund, Fidelity Managed Retirement Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund and Fidelity Simplicity RMD Income Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Managed Retirement 2010 Fund	$20,900	$-	$7,100	$500
Fidelity Managed Retirement 2015 Fund	$20,900	$-	$7,100	$500
Fidelity Managed Retirement 2020 Fund	$20,900	$-	$7,100	$500
Fidelity Managed Retirement 2025 Fund	$20,900	$-	$7,100	$500
Fidelity Managed Retirement 2030 Fund	$19,700	$-	$7,100	$500
Fidelity Managed Retirement Income Fund	$20,900	$-	$7,100	$500
Fidelity Simplicity RMD 2010 Fund	$14,800	$-	$7,100	$400
Fidelity Simplicity RMD 2015 Fund	$14,800	$-	$7,100	$400
Fidelity Simplicity RMD 2020 Fund	$14,800	$-	$7,100	$400
Fidelity Simplicity RMD 2025 Fund	$16,300	$-	$7,300	$500
Fidelity Simplicity RMD Income Fund	$14,800	$-	$7,100	$400

July 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Managed Retirement 2010 Fund	$20,300	$-	$6,900	$600
Fidelity Managed Retirement 2015 Fund	$20,300	$-	$6,900	$600
Fidelity Managed Retirement 2020 Fund	$20,300	$-	$6,900	$600
Fidelity Managed Retirement 2025 Fund	$20,300	$-	$6,900	$600
Fidelity Managed Retirement 2030 Fund	$19,400	$-	$8,000	$500
Fidelity Managed Retirement Income Fund	$20,300	$-	$16,100	$600
Fidelity Simplicity RMD 2010 Fund	$14,400	$-	$6,900	$400
Fidelity Simplicity RMD 2015 Fund	$14,400	$-	$6,900	$400
Fidelity Simplicity RMD 2020 Fund	$14,400	$-	$6,900	$400
Fidelity Simplicity RMD 2025 Fund	$16,100	$-	$6,900	$400
Fidelity Simplicity RMD Income Fund	$14,400	$-	$14,900	$400

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity GNMA Fund (the “Fund”):

Services Billed by PwC

July 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$91,900	$7,800	$13,500	$3,400

July 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$89,300	$8,000	$13,100	$3,800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2022A	July 31, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2022A	July 31, 2021A
Audit-Related Fees	$7,914,600	$8,959,700
Tax Fees	$353,200	$11,200
All Other Fees	$-	$-

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2022A	July 31, 2021A
Deloitte Entities	$541,000	$621,300
PwC	$13,259,900	$14,298,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2022